UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 29, 2016

*	Effective November 17, 2015, the following series of the Registrant terminated investment operations: MFS Global Leaders Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

No report has been included in this Item 1 for MFS Global Leaders Fund since there were no shareholders of such series of the Registrant as of the reporting period end.

SEMIANNUAL REPORT

February 29, 2016

MFS® CORE EQUITY FUND

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	2.1%
Apple, Inc.	2.1%
Wells Fargo & Co.	2.0%
Chevron Corp.	1.9%
JPMorgan Chase & Co.	1.6%
Chubb Ltd.	1.5%
American Tower Corp., REIT	1.3%
Allergan PLC	1.3%
Medical Properties Trust, Inc., REIT	1.3%
Medtronic PLC	1.2%

Equity sectors
Financial Services	17.8%
Technology	16.4%
Health Care	13.8%
Retailing	8.7%
Industrial Goods & Services	8.0%
Consumer Staples	7.4%
Utilities & Communications (s)	6.4%
Leisure	5.5%
Energy	5.4%
Special Products & Services	3.4%
Basic Materials	3.4%
Transportation (s)	1.6%
Autos & Housing	1.3%

(o)	Less than 0.1%.
(s)	Includes securities sold short.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.06%	$1,000.00	$952.46	$5.15
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32
B	Actual	1.82%	$1,000.00	$948.72	$8.82
	Hypothetical (h)	1.82%	$1,000.00	$1,015.81	$9.12
C	Actual	1.82%	$1,000.00	$948.67	$8.82
	Hypothetical (h)	1.82%	$1,000.00	$1,015.81	$9.12
I	Actual	0.82%	$1,000.00	$953.54	$3.98
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
R1	Actual	1.82%	$1,000.00	$949.04	$8.82
	Hypothetical (h)	1.82%	$1,000.00	$1,015.81	$9.12
R2	Actual	1.32%	$1,000.00	$951.16	$6.40
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62
R3	Actual	1.07%	$1,000.00	$952.52	$5.19
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37
R4	Actual	0.82%	$1,000.00	$953.47	$3.98
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
R5	Actual	0.72%	$1,000.00	$953.70	$3.50
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 3.9%
Honeywell International, Inc.	136,366	$13,820,694
Northrop Grumman Corp.	56,898	10,936,934
Orbital ATK, Inc.	48,702	4,079,280
Rockwell Collins, Inc.	55,886	4,893,937
Textron, Inc.	51,590	1,761,799
United Technologies Corp.	100,476	9,707,991

		$45,200,635
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	39,852	$5,636,268

Apparel Manufacturers - 1.0%
Hanesbrands, Inc.	229,402	$6,535,663
PVH Corp.	58,628	4,640,406
Sequential Brands Group, Inc. (a)	142,069	990,221

		$12,166,290
Automotive - 0.5%
LKQ Corp. (a)	189,317	$5,225,149

Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	73,966	$10,414,413

Broadcasting - 2.2%
Nielsen Holdings PLC	81,916	$4,123,651
Time Warner, Inc.	166,075	10,994,165
Twenty-First Century Fox, Inc.	404,382	10,926,402

		$26,044,218
Brokerage & Asset Managers - 1.9%
BlackRock, Inc.	31,242	$9,746,254
Blackstone Group LP	73,720	1,914,508
Charles Schwab Corp.	183,841	4,605,217
NASDAQ, Inc.	90,826	5,748,378

		$22,014,357
Business Services - 2.5%
Amdocs Ltd.	31,833	$1,806,841
Bright Horizons Family Solutions, Inc. (a)	50,539	3,202,656

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Cognizant Technology Solutions Corp., “A” (a)	113,652	$6,475,891
Fidelity National Information Services, Inc.	99,708	5,807,991
Gartner, Inc. (a)	48,960	4,034,304
Global Payments, Inc.	78,719	4,797,923
Travelport Worldwide Ltd.	220,775	2,865,660

		$28,991,266
Cable TV - 1.2%
Charter Communications, Inc., “A” (a)	17,875	$3,209,635
Time Warner Cable, Inc.	57,968	11,063,772

		$14,273,407
Chemicals - 2.0%
Agrium, Inc.	38,755	$3,337,284
LyondellBasell Industries N.V., “A”	42,577	3,415,101
Monsanto Co.	63,266	5,693,307
PPG Industries, Inc.	116,443	11,240,243

		$23,685,935
Computer Software - 3.6%
Adobe Systems, Inc. (a)	149,319	$12,714,513
Intuit, Inc.	42,842	4,140,251
Microsoft Corp.	122,797	6,247,911
Oracle Corp.	85,432	3,142,189
Qlik Technologies, Inc. (a)	127,147	2,952,353
Salesforce.com, Inc. (a)	182,579	12,369,727

		$41,566,944
Computer Software - Systems - 4.2%
Apple, Inc. (s)	247,049	$23,887,168
EMC Corp.	260,799	6,814,678
Hewlett Packard Enterprise	197,370	2,619,100
IMS Health Holdings, Inc. (a)	154,414	3,980,793
NCR Corp. (a)	99,661	2,328,081
Rapid7, Inc. (a)(l)	24,041	319,505
Sabre Corp.	149,531	4,059,767
SS&C Technologies Holdings, Inc.	78,413	4,570,694

		$48,579,786
Construction - 0.9%
Interface, Inc.	262,502	$4,173,782
Sherwin-Williams Co.	21,453	5,803,037

		$9,976,819

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.1%
Estee Lauder Cos., Inc., “A”	104,891	$9,579,695
Kimberly-Clark Corp.	93,814	12,223,964
Newell Rubbermaid, Inc.	70,261	2,670,621

		$24,474,280
Consumer Services - 0.9%
Nord Anglia Education, Inc. (a)	246,670	$4,782,931
Priceline Group, Inc. (a)	4,857	6,145,125

		$10,928,056
Containers - 0.7%
Crown Holdings, Inc. (a)	45,312	$2,122,867
Graphic Packaging Holding Co.	214,310	2,642,442
Multi Packaging Solutions International Ltd. (a)	191,085	2,931,244

		$7,696,553
Electrical Equipment - 2.0%
Advanced Drainage Systems, Inc.	155,712	$3,020,813
AMETEK, Inc.	95,271	4,421,527
Danaher Corp.	146,740	13,099,480
W.W. Grainger, Inc.	11,893	2,579,592

		$23,121,412
Electronics - 3.8%
Analog Devices, Inc.	138,213	$7,323,907
Broadcom Corp.	106,060	14,208,858
KLA-Tencor Corp.	54,586	3,697,656
Mellanox Technologies Ltd. (a)	85,801	4,359,549
Texas Instruments, Inc.	252,367	13,380,498
Ultratech, Inc. (a)	82,911	1,681,435

		$44,651,903
Energy - Independent - 2.2%
Concho Resources, Inc. (a)	29,977	$2,705,124
Energen Corp.	18,035	477,567
EOG Resources, Inc.	69,631	4,507,911
Memorial Resource Development Corp. (a)	157,405	1,522,106
Noble Energy, Inc.	52,790	1,557,305
PDC Energy, Inc. (a)	13,587	680,845
Pioneer Natural Resources Co.	25,978	3,131,128
Valero Energy Corp.	176,846	10,624,908

		$25,206,894
Energy - Integrated - 1.9%
Chevron Corp.	268,731	$22,422,915

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.1%
Team, Inc. (a)	57,639	$1,477,288

Food & Beverages - 3.5%
Archer Daniels Midland Co.	108,648	$3,798,334
Coca-Cola Co.	307,608	13,267,133
Freshpet, Inc. (a)(l)	147,883	983,422
J.M. Smucker Co.	48,209	6,150,022
Mead Johnson Nutrition Co., “A”	43,542	3,211,658
Mondelez International, Inc.	188,311	7,632,245
Snyders-Lance, Inc.	36,138	1,182,074
WhiteWave Foods Co., “A” (a)	112,477	4,355,109

		$40,579,997
Food & Drug Stores - 1.2%
CVS Health Corp.	146,844	$14,268,831

Gaming & Lodging - 0.6%
Carnival Corp.	52,248	$2,505,814
Marriott International, Inc., “A”	59,492	4,054,380

		$6,560,194
General Merchandise - 2.5%
Costco Wholesale Corp.	46,337	$6,951,940
Dollar Tree, Inc. (a)	95,941	7,699,265
Five Below, Inc. (a)	199,339	7,644,651
Target Corp.	80,586	6,321,972

		$28,617,828
Health Maintenance Organizations - 1.4%
Cigna Corp.	33,434	$4,667,721
UnitedHealth Group, Inc.	94,587	11,265,312

		$15,933,033
Insurance - 3.4%
American International Group, Inc.	119,429	$5,995,336
Aon PLC	138,521	13,199,666
Chubb Ltd.	151,877	17,546,350
MetLife, Inc.	82,613	3,268,170

		$40,009,522
Internet - 3.7%
Alphabet, Inc., “A” (a)(s)	33,714	$24,180,355
Alphabet, Inc., “C” (a)	12,635	8,816,324
Facebook, Inc., “A“ (a)	57,239	6,119,994

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
LinkedIn Corp., “A” (a)	34,803	$4,078,564

		$43,195,237
Machinery & Tools - 2.0%
Allison Transmission Holdings, Inc.	176,179	$4,171,919
Illinois Tool Works, Inc.	59,228	5,582,239
IPG Photonics Corp. (a)	48,118	3,967,810
Roper Technologies, Inc.	51,070	8,576,185
SPX FLOW, Inc. (a)	67,838	1,270,606

		$23,568,759
Major Banks - 4.8%
Goldman Sachs Group, Inc.	70,035	$10,472,334
Huntington Bancshares, Inc.	350,382	3,065,843
JPMorgan Chase & Co. (s)	339,089	19,090,711
Wells Fargo & Co.	484,095	22,713,737

		$55,342,625
Medical & Health Technology & Services - 1.5%
Cerner Corp. (a)	26,680	$1,362,281
Community Health Systems, Inc. (a)	36,510	552,031
HCA Holdings, Inc. (a)	36,053	2,495,228
Healthcare Services Group, Inc.	28,661	1,016,892
McKesson Corp.	44,633	6,945,787
MEDNAX, Inc. (a)	32,803	2,199,113
VCA, Inc. (a)	47,776	2,438,009

		$17,009,341
Medical Equipment - 4.3%
Abbott Laboratories	198,415	$7,686,597
Cepheid, Inc. (a)	43,896	1,302,833
Cooper Cos., Inc.	31,802	4,546,414
DexCom, Inc. (a)	19,686	1,280,771
Insulet Corp. (a)	42,530	1,303,119
Medtronic PLC	186,024	14,396,397
OraSure Technologies, Inc. (a)	202,390	1,358,037
PerkinElmer, Inc.	49,640	2,345,986
Steris PLC	24,345	1,565,870
Stryker Corp.	111,582	11,144,810
VWR Corp. (a)	109,715	2,677,046

		$49,607,880

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	116,814	$425,642
Lundin Mining Corp. (a)	497,566	1,382,741

		$1,808,383
Natural Gas - Distribution - 0.4%
Sempra Energy	45,441	$4,385,511

Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	111,231	$2,599,468
EQT GP Holdings LP	23,843	569,132
Williams Partners LP	91,232	1,799,095

		$4,967,695
Network & Telecom - 1.1%
Cisco Systems, Inc.	394,003	$10,314,999
Ixia (a)	167,029	1,905,801

		$12,220,800
Oil Services - 1.2%
Forum Energy Technologies, Inc. (a)	88,765	$1,043,876
Halliburton Co.	114,542	3,697,416
Oil States International, Inc. (a)	42,007	1,096,803
Schlumberger Ltd.	120,705	8,656,963

		$14,495,058
Other Banks & Diversified Financials - 3.9%
Discover Financial Services	206,571	$9,589,026
EuroDekania Ltd.	580,280	175,174
First Republic Bank	69,609	4,283,738
Signature Bank (a)	25,000	3,238,750
Synchrony Financial (a)	152,167	4,100,901
Texas Capital Bancshares, Inc. (a)	106,773	3,451,971
Visa, Inc., “A”	195,650	14,163,104
Wintrust Financial Corp.	153,691	6,531,868

		$45,534,532
Pharmaceuticals - 5.8%
Allergan PLC (a)	53,277	$15,456,190
Bristol-Myers Squibb Co.	208,459	12,909,866
Eli Lilly & Co.	175,797	12,657,384
Endo International PLC (a)	163,304	6,827,740
Merck & Co., Inc.	220,397	11,066,133
Valeant Pharmaceuticals International, Inc. (a)	130,103	8,560,777

		$67,478,090

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.2%
Canadian Pacific Railway Ltd.	40,303	$4,884,321
Union Pacific Corp.	110,481	8,712,532

		$13,596,853
Real Estate - 3.8%
Equity Lifestyle Properties, Inc., REIT	68,925	$4,835,778
Gramercy Property Trust, Inc., REIT	751,401	5,673,078
Medical Properties Trust, Inc., REIT	1,304,059	15,087,963
Mid-America Apartment Communities, Inc., REIT	78,092	7,023,594
STAG Industrial, Inc., REIT	94,884	1,666,163
Tanger Factory Outlet Centers, Inc., REIT	252,565	8,102,285
WP GLIMCHER, Inc., REIT	238,386	2,059,655

		$44,448,516
Restaurants - 1.5%
Aramark	188,015	$5,907,431
Chuy’s Holdings, Inc. (a)	6,080	194,803
Domino’s Pizza, Inc.	32,754	4,357,592
Wingstop, Inc. (a)(l)	53,956	1,285,232
YUM! Brands, Inc.	77,051	5,583,886

		$17,328,944
Specialty Chemicals - 0.5%
Albemarle Corp.	90,863	$5,108,318
GCP Applied Technologies, Inc. (a)	11,355	201,324
W.R. Grace & Co. (a)	11,246	773,050

		$6,082,692
Specialty Stores - 4.0%
Amazon.com, Inc. (a)	15,698	$8,673,459
AutoZone, Inc. (a)	6,188	4,793,039
Gap, Inc.	175,631	4,856,197
Lululemon Athletica, Inc. (a)(l)	82,053	5,147,185
Ross Stores, Inc.	107,495	5,910,075
Sally Beauty Holdings, Inc. (a)	153,040	4,833,003
Tiffany & Co.	75,818	4,926,654
Urban Outfitters, Inc. (a)	270,951	7,177,492

		$46,317,104
Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	169,328	$15,612,042

Telephone Services - 1.2%
Verizon Communications, Inc.	264,721	$13,429,296

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.3%
Altria Group, Inc.	84,946	$5,230,125
Philip Morris International, Inc.	43,374	3,948,335
Reynolds American, Inc.	121,328	6,118,571

		$15,297,031
Trucking - 0.6%
FedEx Corp.	15,100	$2,066,888
Swift Transportation Co. (a)	307,254	5,235,608

		$7,302,496
Utilities - Electric Power - 2.9%
Alliant Energy Corp.	36,752	$2,497,298
American Electric Power Co., Inc.	10,524	649,857
Calpine Corp. (a)	173,936	2,184,636
CMS Energy Corp.	82,332	3,257,054
Dominion Resources, Inc.	81,327	5,686,384
Edison International	46,772	3,187,980
Exelon Corp.	160,765	5,062,490
NextEra Energy, Inc.	52,375	5,908,948
Xcel Energy, Inc.	142,796	5,646,153

		$34,080,800
Total Common Stocks (Identified Cost, $1,020,043,777)		$1,152,833,878

Convertible Preferred Stocks - 0.4%
Telephone Services - 0.4%
Frontier Communications Corp., 11.125% (Identified Cost, $4,457,362)	44,116	$4,473,362

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	961	$1,749

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	9,654,224	$9,654,224

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.49%, at Cost and Net Asset Value (j)	4,844,659	$4,844,659
Total Investments (Identified Cost, $1,039,000,022)		$1,171,807,872

12

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (0.4)%
Issuer	Shares/Par	Value ($)
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(24,607)	$(2,128,506)

Trucking - (0.2)%
United Parcel Service, Inc., “B”	(27,702)	$(2,674,628)
Total Securities Sold Short (Proceeds Received, $4,692,331)		$(4,803,134)

Other Assets, Less Liabilities - (0.4)%		(4,199,190)
Net Assets - 100.0%		$1,162,805,548

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At February 29, 2016, the fund had cash collateral of $57,996 and other liquid securities with an aggregate value of $8,405,322 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,029,345,798)	$1,162,153,648
Underlying affiliated funds, at cost and value	9,654,224
Total investments, at value, including $4,819,689 of securities on loan (identified cost, $1,039,000,022)	$1,171,807,872
Deposits with brokers	57,996
Receivables for
Fund shares sold	987,338
Interest and dividends	1,903,387
Other assets	6,241
Total assets	$1,174,762,834
Liabilities
Payables for
Dividends on securities sold short	$21,608
Securities sold short, at value (proceeds received, $4,692,331)	4,803,134
Fund shares reacquired	1,607,775
Collateral for securities loaned, at value	4,844,659
Payable to affiliates
Investment adviser	77,403
Shareholder servicing costs	418,870
Distribution and service fees	36,161
Payable for independent Trustees’ compensation	70,559
Accrued expenses and other liabilities	77,117
Total liabilities	$11,957,286
Net assets	$1,162,805,548
Net assets consist of
Paid-in capital	$1,036,502,073
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	132,697,047
Accumulated distributions in excess of net realized gain on investments and foreign currency	(10,468,737)
Undistributed net investment income	4,075,165
Net assets	$1,162,805,548
Shares of beneficial interest outstanding	50,345,777

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$894,600,519	38,346,603	$23.33
Class B	29,597,150	1,409,475	21.00
Class C	81,908,139	3,941,816	20.78
Class I	30,099,112	1,228,443	24.50
Class R1	3,007,087	144,804	20.77
Class R2	15,197,821	665,642	22.83
Class R3	71,562,763	3,079,741	23.24
Class R4	14,917,259	635,205	23.48
Class R5	21,915,698	894,048	24.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.75 [100 / 94.25 x $23.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$10,964,378
Interest	43,381
Dividends from underlying affiliated funds	11,792
Foreign taxes withheld	(11,195)
Total investment income	$11,008,356
Expenses
Management fee	$3,595,625
Distribution and service fees	1,904,718
Shareholder servicing costs	964,351
Administrative services fee	99,963
Independent Trustees’ compensation	9,074
Custodian fee	63,671
Shareholder communications	50,645
Audit and tax fees	27,106
Legal fees	5,175
Dividend and interest expense on securities sold short	107,276
Miscellaneous	93,045
Total expenses	$6,920,649
Fees paid indirectly	(16)
Reduction of expenses by investment adviser and distributor	(72,467)
Net expenses	$6,848,166
Net investment income	$4,160,190
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(5,742,072)
Foreign currency	1,903
Net realized gain (loss) on investments and foreign currency	$(5,740,169)
Change in unrealized appreciation (depreciation)
Investments	$(56,977,993)
Securities sold short	(46,056)
Translation of assets and liabilities in foreign currencies	(28)
Net unrealized gain (loss) on investments and foreign currency translation	$(57,024,077)
Net realized and unrealized gain (loss) on investments and foreign currency	$(62,764,246)
Change in net assets from operations	$(58,604,056)

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$4,160,190	$6,007,217
Net realized gain (loss) on investments and foreign currency	(5,740,169)	132,457,805
Net unrealized gain (loss) on investments and foreign currency translation	(57,024,077)	(124,410,286)
Change in net assets from operations	$(58,604,056)	$14,054,736
Distributions declared to shareholders
From net investment income	$(5,821,876)	$(5,098,135)
From net realized gain on investments	(119,401,189)	(95,270,510)
Total distributions declared to shareholders	$(125,223,065)	$(100,368,645)
Change in net assets from fund share transactions	$98,462,501	$42,386,413
Total change in net assets	$(85,364,620)	$(43,927,496)
Net assets
At beginning of period	1,248,170,168	1,292,097,664
At end of period (including undistributed net investment income of $4,075,165 and $5,736,851, respectively)	$1,162,805,548	$1,248,170,168

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.19		$29.19	$23.82	$19.68	$17.20	$14.62
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.13	$0.18	$0.11	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.22)		0.13	5.41	4.07	2.47	2.58
Total from investment operations	$(1.13)		$0.28	$5.54	$4.25	$2.58	$2.69
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.13)	$(0.17)	$(0.11)	$(0.10)	$(0.11)
From net realized gain on investments	(2.59)		(2.15)	—	—	—	—
Total distributions declared to shareholders	$(2.73)		$(2.28)	$(0.17)	$(0.11)	$(0.10)	$(0.11)
Net asset value, end of period (x)	$23.33		$27.19	$29.19	$23.82	$19.68	$17.20
Total return (%) (r)(s)(t)(x)	(4.75	)(n)	0.98	23.33	21.69	15.10	18.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.05	1.05	1.11	1.15	1.18
Expenses after expense reductions (f)	1.06	(a)	1.04	1.04	1.11	1.15	1.18
Net investment income	0.75	(a)	0.52	0.49	0.81	0.61	0.60
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$894,601		$963,167	$1,002,028	$873,139	$686,616	$612,504
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	1.03	1.04	1.10	1.15	1.17

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.70		$26.78	$21.88	$18.11	$15.86	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.06)	$(0.06)	$0.01	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.11)		0.13	4.96	3.76	2.27	2.38
Total from investment operations	$(1.11)		$0.07	$4.90	$3.77	$2.25	$2.36
Less distributions declared to shareholders
From net realized gain on investments	$(2.59)		$(2.15)	$—	$—	$—	$—
Net asset value, end of period (x)	$21.00		$24.70	$26.78	$21.88	$18.11	$15.86
Total return (%) (r)(s)(t)(x)	(5.13	)(n)	0.25	22.39	20.82	14.19	17.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.80	1.80	1.86	1.91	1.93
Expenses after expense reductions (f)	1.82	(a)	1.80	1.80	1.86	1.90	1.93
Net investment income (loss)	(0.01	)(a)	(0.23)	(0.26)	0.07	(0.14)	(0.15)
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$29,597		$34,126	$40,536	$40,495	$43,320	$49,181
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.80	(a)	1.79	1.80	1.86	1.90	1.92

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.47		$26.55	$21.72	$17.98	$15.74	$13.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.06)	$(0.06)	$0.01	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.10)		0.13	4.92	3.73	2.26	2.37
Total from investment operations	$(1.10)		$0.07	$4.86	$3.74	$2.24	$2.35
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.03)	$—	$—	$—
From net realized gain on investments	(2.59)		(2.15)	—	—	—	—
Total distributions declared to shareholders	$(2.59)		$(2.15)	$(0.03)	$—	$—	$—
Net asset value, end of period (x)	$20.78		$24.47	$26.55	$21.72	$17.98	$15.74
Total return (%) (r)(s)(t)(x)	(5.13	)(n)	0.26	22.38	20.80	14.23	17.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.80	1.80	1.86	1.90	1.93
Expenses after expense reductions (f)	1.82	(a)	1.80	1.80	1.86	1.90	1.93
Net investment income (loss)	(0.01	)(a)	(0.23)	(0.26)	0.06	(0.14)	(0.15)
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$81,908		$88,020	$89,702	$78,777	$64,258	$62,249
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.80	(a)	1.79	1.80	1.86	1.90	1.92

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$28.44		$30.43	$24.82	$20.49	$17.91	$15.21
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.23	$0.21	$0.24	$0.16	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)		0.13	5.62	4.25	2.57	2.70
Total from investment operations	$(1.16)		$0.36	$5.83	$4.49	$2.73	$2.85
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.20)	$(0.22)	$(0.16)	$(0.15)	$(0.15)
From net realized gain on investments	(2.59)		(2.15)	—	—	—	—
Total distributions declared to shareholders	$(2.78)		$(2.35)	$(0.22)	$(0.16)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$24.50		$28.44	$30.43	$24.82	$20.49	$17.91
Total return (%) (r)(s)(x)	(4.65	)(n)	1.23	23.61	22.03	15.36	18.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.80	0.80	0.86	0.90	0.93
Expenses after expense reductions (f)	0.82	(a)	0.80	0.80	0.86	0.90	0.93
Net investment income	0.97	(a)	0.77	0.73	1.05	0.86	0.83
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$30,099		$49,768	$45,089	$29,812	$20,441	$17,250
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	0.79	0.80	0.86	0.90	0.92

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R1			2015	2014		2013	2012	2011

Net asset value, beginning of period	$24.45		$26.54	$21.69		$17.95	$15.72	$13.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.06)	$(0.06)		$0.02	$(0.02)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		0.12	4.91		3.72	2.25	2.37
Total from investment operations	$(1.09)		$0.06	$4.85		$3.74	$2.23	$2.35
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$—	$—	$(0.01)
From net realized gain on investments	(2.59)		(2.15)	—		—	—	—
Total distributions declared to shareholders	$(2.59)		$(2.15)	$(0.00	)(w)	$—	$—	$(0.01)
Net asset value, end of period (x)	$20.77		$24.45	$26.54		$21.69	$17.95	$15.72
Total return (%) (r)(s)(x)	(5.10	)(n)	0.22	22.38		20.84	14.19	17.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.80	1.80		1.86	1.90	1.93
Expenses after expense reductions (f)	1.82	(a)	1.80	1.80		1.86	1.90	1.93
Net investment income (loss)	(0.01	)(a)	(0.23)	(0.26)		0.08	(0.14)	(0.15)
Portfolio turnover	27	(n)	53	48		58	65	66
Net assets at end of period (000 omitted)	$3,007		$3,625	$4,132		$3,839	$4,098	$3,904
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.80	(a)	1.79	1.80		1.85	1.90	1.92

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.62		$28.59	$23.35	$19.28	$16.86	$14.33
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.07	$0.06	$0.12	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.20)		0.14	5.29	4.00	2.42	2.54
Total from investment operations	$(1.14)		$0.21	$5.35	$4.12	$2.48	$2.60
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.03)	$(0.11)	$(0.05)	$(0.06)	$(0.07)
From net realized gain on investments	(2.59)		(2.15)	—	—	—	—
Total distributions declared to shareholders	$(2.65)		$(2.18)	$(0.11)	$(0.05)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$22.83		$26.62	$28.59	$23.35	$19.28	$16.86
Total return (%) (r)(s)(x)	(4.88	)(n)	0.75	22.96	21.44	14.74	18.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.30	1.30	1.36	1.40	1.43
Expenses after expense reductions (f)	1.32	(a)	1.30	1.30	1.36	1.40	1.43
Net investment income	0.49	(a)	0.27	0.24	0.56	0.36	0.35
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$15,198		$16,332	$19,434	$19,625	$17,369	$16,424
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.30	(a)	1.29	1.30	1.36	1.40	1.42

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.10		$29.10	$23.75	$19.63	$17.16	$14.59
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.13	$0.18	$0.11	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.22)		0.13	5.39	4.05	2.47	2.57
Total from investment operations	$(1.13)		$0.28	$5.52	$4.23	$2.58	$2.68
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.13)	$(0.17)	$(0.11)	$(0.11)	$(0.11)
From net realized gain on investments	(2.59)		(2.15)	—	—	—	—
Total distributions declared to shareholders	$(2.73)		$(2.28)	$(0.17)	$(0.11)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$23.24		$27.10	$29.10	$23.75	$19.63	$17.16
Total return (%) (r)(s)(x)	(4.75	)(n)	0.99	23.32	21.68	15.12	18.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.05	1.05	1.11	1.15	1.18
Expenses after expense reductions (f)	1.07	(a)	1.05	1.05	1.11	1.15	1.18
Net investment income	0.74	(a)	0.52	0.49	0.81	0.61	0.60
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$71,563		$65,775	$68,977	$58,381	$46,833	$32,277
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.05	(a)	1.04	1.05	1.10	1.15	1.17

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.39		$29.40	$23.99	$19.81	$17.32	$14.72
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.22	$0.20	$0.23	$0.16	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(1.24)		0.12	5.44	4.11	2.48	2.62
Total from investment operations	$(1.11)		$0.34	$5.64	$4.34	$2.64	$2.75
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.20)	$(0.23)	$(0.16)	$(0.15)	$(0.15)
From net realized gain on investments	(2.59)		(2.15)	—	—	—	—
Total distributions declared to shareholders	$(2.80)		$(2.35)	$(0.23)	$(0.16)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$23.48		$27.39	$29.40	$23.99	$19.81	$17.32
Total return (%) (r)(s)(x)	(4.65	)(n)	1.22	23.62	22.03	15.36	18.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.80	0.81	0.86	0.91	0.92
Expenses after expense reductions (f)	0.82	(a)	0.80	0.80	0.86	0.90	0.92
Net investment income	0.99	(a)	0.76	0.72	1.04	0.86	0.75
Portfolio turnover	27	(n)	53	48	58	65	66
Net assets at end of period (000 omitted)	$14,917		$21,159	$19,706	$6,165	$1,871	$1,367
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.80	(a)	0.79	0.80	0.86	0.90	0.91

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R5			2015	2014	2013 (i)

Net asset value, beginning of period	$28.49		$30.47	$24.84	$21.02
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(1.30)		0.15	5.64	3.60
Total from investment operations	$(1.15)		$0.39	$5.87	$3.82
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.22)	$(0.24)	$—
From net realized gain on investments	(2.59)		(2.15)	—	—
Total distributions declared to shareholders	$(2.83)		$(2.37)	$(0.24)	$—
Net asset value, end of period (x)	$24.51		$28.49	$30.47	$24.84
Total return (%) (r)(s)(x)	(4.63	)(n)	1.34	23.73	18.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.71	0.71	0.76	(a)
Expenses after expense reductions (f)	0.72	(a)	0.70	0.71	0.76	(a)
Net investment income	1.12	(a)	0.82	0.80	1.39	(a)
Portfolio turnover	27	(n)	53	48	58
Net assets at end of period (000 omitted)	$21,916		$6,198	$2,492	$119
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.70	(a)	0.69	0.71	0.75	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

27

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

28

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,133,760,119	$—	$—	$1,133,760,119
Canada	18,590,765	—	—	18,590,765
Hong Kong	4,782,931	—	—	4,782,931
Cayman Islands	—	—	175,174	175,174
Mutual Funds	14,498,883	—	—	14,498,883
Total Investments	$1,171,632,698	$—	$175,174	$1,171,807,872
Short Sales	$(4,803,134)	$—	$—	$(4,803,134)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/15	$202,674
Change in unrealized appreciation (depreciation)	(27,500)
Balance as of 2/29/16	$175,174

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 29, 2016 is $(27,500). At February 29, 2016, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

29

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2016, this expense amounted to $107,276. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $4,819,689. The fair value of the fund’s investment securities on loan and a related liability of $4,844,659 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the

30

Notes to Financial Statements (unaudited) – continued

fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

31

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$40,341,379
Long-term capital gains	60,027,266
Total distributions	$100,368,645

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$1,040,103,116
Gross appreciation	198,820,450
Gross depreciation	(67,115,694)
Net unrealized appreciation (depreciation)	$131,704,756

As of 8/31/15
Undistributed ordinary income	31,501,291
Undistributed long-term capital gain	93,547,223
Capital loss carryforwards	(3,199,908)
Other temporary differences	(400,759)
Net unrealized appreciation (depreciation)	188,682,749

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

32

Notes to Financial Statements (unaudited) – continued

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(3,199,908)

The availability of $3,199,908 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS New Endeavor Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Class A	$4,837,428	$4,295,674	$90,892,526	$73,002,676
Class B	—	—	3,440,854	3,135,634
Class C	—	—	9,325,733	7,201,066
Class I	201,876	325,586	2,740,510	3,509,320
Class R1	—	—	335,219	336,539
Class R2	34,231	18,884	1,562,467	1,366,894
Class R3	378,052	301,920	6,813,962	5,094,315
Class R4	159,292	137,694	1,970,391	1,445,918
Class R5	210,997	18,377	2,319,527	178,148
Total	$5,821,876	$5,098,135	$119,401,189	$95,270,510

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016 the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of

33

Notes to Financial Statements (unaudited) – continued

Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $45,846, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $115,185 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,169,656
Class B	0.75%	0.25%	1.00%	1.00%	160,966
Class C	0.75%	0.25%	1.00%	1.00%	430,005
Class R1	0.75%	0.25%	1.00%	1.00%	16,334
Class R2	0.25%	0.25%	0.50%	0.50%	39,846
Class R3	—	0.25%	0.25%	0.25%	87,911
Total Distribution and Service Fees					$1,904,718

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $25,345, $227, and $1,049 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

34

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$1,965
Class B	18,126
Class C	2,913

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $184,123, which equated to 0.0303% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $780,228.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,182 and the Retirement Deferral plan resulted in a net decrease in expense of $6,319. Both amounts are included in “Independent Trustees’ compensation” in the

35

Notes to Financial Statements (unaudited) – continued

Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $70,547 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $1,548 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 29, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $81,466 and $1,493,063, respectively. The sales transactions resulted in net realized gains (losses) of $(102,962).

On September 9, 2015, MFS redeemed 5,198 shares of Class R5 for an aggregate amount of $145,960.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $329,717,823 and $349,394,577, respectively.

36

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,139,693	$54,468,158	3,965,636	$112,014,177
Class B	53,619	1,241,242	144,954	3,744,055
Class C	271,439	6,234,594	483,286	12,349,102
Class I	639,184	16,254,486	537,955	15,955,057
Class R1	10,844	248,726	33,450	848,942
Class R2	57,791	1,431,706	93,037	2,598,442
Class R3	521,401	13,181,307	370,484	10,502,693
Class R4	88,661	2,330,134	227,230	6,506,590
Class R5	827,134	23,089,248	148,888	4,468,849
	4,609,766	$118,479,601	6,004,920	$168,987,907

Shares issued to shareholders in reinvestment of distributions
Class A	3,680,296	$91,308,144	2,710,275	$73,340,043
Class B	149,513	3,344,606	123,687	3,056,300
Class C	384,993	8,519,904	267,888	6,557,903
Class I	100,168	2,608,371	127,373	3,598,289
Class R1	15,154	335,219	13,757	336,495
Class R2	61,784	1,500,738	49,416	1,311,498
Class R3	291,057	7,192,014	200,083	5,396,235
Class R4	85,324	2,129,683	58,200	1,583,612
Class R5	19,790	515,529	6,949	196,525
	4,788,079	$117,454,208	3,557,628	$95,376,900

Shares reacquired
Class A	(2,894,071)	$(73,703,224)	(5,587,471)	$(158,712,829)
Class B	(175,467)	(4,029,206)	(400,550)	(10,367,317)
Class C	(312,211)	(7,062,411)	(532,303)	(13,614,273)
Class I	(1,260,649)	(33,926,955)	(397,463)	(11,692,783)
Class R1	(29,450)	(713,869)	(54,672)	(1,395,060)
Class R2	(67,392)	(1,705,463)	(208,631)	(5,735,645)
Class R3	(159,672)	(4,046,550)	(514,010)	(14,579,521)
Class R4	(311,163)	(7,697,436)	(183,408)	(5,295,081)
Class R5	(170,439)	(4,586,194)	(20,075)	(585,885)
	(5,380,514)	$(137,471,308)	(7,898,583)	$(221,978,394)

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	2,925,918	$72,073,078	1,088,440	$26,641,391
Class B	27,665	556,642	(131,909)	(3,566,962)
Class C	344,221	7,692,087	218,871	5,292,732
Class I	(521,297)	(15,064,098)	267,865	7,860,563
Class R1	(3,452)	(129,924)	(7,465)	(209,623)
Class R2	52,183	1,226,981	(66,178)	(1,825,705)
Class R3	652,786	16,326,771	56,557	1,319,407
Class R4	(137,178)	(3,237,619)	102,022	2,795,121
Class R5	676,485	19,018,583	135,762	4,079,489
	4,017,331	$98,462,501	1,663,965	$42,386,413

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $2,179 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,260,098	98,088,667	(100,694,541)	9,654,224

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,792	$9,654,224

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

LVO-SEM

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
General Mills, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Fisher & Paykel Healthcare Corp. Ltd.	2.8%
Johnson & Johnson	2.6%
Roche Holding AG	2.5%
Discover Financial Services	2.2%
McDonald’s Corp.	2.1%
Ross Stores, Inc.	2.0%
Exxon Mobil Corp.	2.0%
Lawson, Inc.	2.0%

Equity sectors
Financial Services	18.0%
Utilities & Communications	16.7%
Consumer Staples	14.1%
Health Care	13.1%
Retailing	9.4%
Technology	9.2%
Leisure	4.7%
Energy	4.2%
Industrial Goods & Services	3.0%
Basic Materials	2.4%
Transportation	1.8%
Autos & Housing	1.7%
Special Products & Services	0.7%

Issuer country weightings (x)
United States	51.1%
Japan	9.4%
Switzerland	6.0%
Canada	5.7%
United Kingdom	4.9%
Hong Kong	3.8%
Taiwan	3.7%
New Zealand	2.8%
Israel	2.3%
Other Countries	10.3%

Currency exposure weightings (y)
United States Dollar	57.9%
Japanese Yen	9.4%
Swiss Franc	6.0%
British Pound Sterling	5.7%
Euro	4.3%
Taiwan Dollar	3.7%
Hong Kong Dollar	3.0%
New Zealand Dollar	2.8%
Israeli Shekel	2.3%
Other Currencies	4.9%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.18%	$1,000.00	$1,009.88	$5.90
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
B	Actual	1.99%	$1,000.00	$1,005.36	$9.92
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
C	Actual	1.99%	$1,000.00	$1,006.50	$9.93
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
I	Actual	0.99%	$1,000.00	$1,010.90	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R1	Actual	1.99%	$1,000.00	$1,006.31	$9.93
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
R2	Actual	1.49%	$1,000.00	$1,008.62	$7.44
	Hypothetical (h)	1.49%	$1,000.00	$1,017.45	$7.47
R3	Actual	1.24%	$1,000.00	$1,009.63	$6.20
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R4	Actual	0.99%	$1,000.00	$1,010.79	$4.95
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R5	Actual	0.86%	$1,000.00	$1,010.90	$4.30
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.07%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)
Aerospace - 1.9%
Lockheed Martin Corp.	4,298	$927,468

Airlines - 1.1%
Japan Airlines Corp.	15,100	$539,330

Automotive - 1.3%
USS Co. Ltd.	41,500	$651,405

Business Services - 0.7%
Forrester Research, Inc.	11,243	$349,882

Cable TV - 1.0%
Time Warner Cable, Inc.	2,544	$485,548

Chemicals - 0.5%
Monsanto Co.	2,837	$255,302

Computer Software - 2.1%
Adobe Systems, Inc. (a)	5,750	$489,613
Dassault Systems S.A.	6,823	514,340

		$1,003,953
Computer Software - Systems - 1.9%
EMC Corp.	9,325	$243,662
NICE Systems Ltd., ADR	11,254	674,340

		$918,002
Construction - 0.4%
Owens Corning	4,476	$192,110

Consumer Products - 4.2%
Colgate-Palmolive Co.	5,084	$333,714
Kimberly-Clark Corp.	5,044	657,233
Procter & Gamble Co.	9,716	780,098
Uni-Charm Corp.	13,000	281,888

		$2,052,933

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 4.6%
Kyocera Corp.	9,700	$429,177
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	76,884	1,810,618

		$2,239,795
Energy - Independent - 0.7%
California Resources Corp.	467	$262
Occidental Petroleum Corp.	4,987	343,205

		$343,467
Energy - Integrated - 3.5%
Exxon Mobil Corp.	12,215	$979,032
Royal Dutch Shell PLC, “B”	31,408	713,819

		$1,692,851
Food & Beverages - 8.6%
Chr. Hansen Holding A.S.	10,649	$656,959
General Mills, Inc.	30,959	1,821,937
Mondelez International, Inc.	7,954	322,376
Nestle S.A.	5,820	407,652
Pinnacle Foods, Inc.	5,312	229,425
Sligro Food Group N.V.	8,036	308,617
Toyo Suisan Kaisha Ltd.	11,900	425,824

		$4,172,790
Food & Drug Stores - 5.7%
CVS Health Corp.	5,158	$501,203
Dairy Farm International Holdings Ltd.	65,500	403,480
Kroger Co.	14,509	579,054
Lawson, Inc.	12,500	960,439
METRO, Inc., “A”	10,528	336,460

		$2,780,636
Gaming & Lodging - 0.8%
Paddy Power PLC	2,552	$383,616

Insurance - 5.6%
Allied World Assurance Co.	4,804	$155,602
Beazley Group PLC	67,135	334,015
Intact Financial Corp.	7,761	486,770
Swiss Life Holding AG (a)	1,068	259,532
Travelers Cos., Inc.	2,324	249,876
Validus Holdings Ltd.	16,588	744,967
XL Group PLC	6,891	236,913
Zurich Insurance Group AG	1,105	233,440

		$2,701,115

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 0.6%
Alphabet, Inc., “A” (a)	415	$297,646

Machinery & Tools - 1.1%
Schindler Holding AG	3,121	$528,523

Major Banks - 4.9%
Bank of Nova Scotia	5,233	$209,320
Barclays PLC	191,315	452,044
BOC Hong Kong Holdings Ltd.	190,500	494,025
HSBC Holdings PLC, ADR	15,131	480,712
Royal Bank of Canada	3,872	197,356
Sumitomo Mitsui Financial Group, Inc.	12,500	348,511
Wells Fargo & Co.	4,237	198,800

		$2,380,768
Medical & Health Technology & Services - 1.9%
Express Scripts Holding Co. (a)	7,712	$542,771
McKesson Corp.	2,408	374,733

		$917,504
Medical Equipment - 3.3%
Abbott Laboratories	5,993	$232,169
Fisher & Paykel Healthcare Corp. Ltd.	238,221	1,377,357

		$1,609,526
Natural Gas - Distribution - 1.0%
Hong Kong & China Gas Co. Ltd.	100,000	$176,192
Osaka Gas Co. Ltd.	77,000	292,545

		$468,737
Natural Gas - Pipeline - 1.3%
Enbridge, Inc.	18,125	$640,175

Other Banks & Diversified Financials - 4.2%
Banco de Oro Unibank, Inc.	92,420	$192,420
Credicorp Ltd.	4,031	472,594
DBS Group Holdings Ltd.	32,500	313,905
Discover Financial Services	22,564	1,047,421

		$2,026,340
Pharmaceuticals - 7.9%
Johnson & Johnson	11,995	$1,261,994
Merck & Co., Inc.	12,907	648,060
Novartis AG	4,075	290,834

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	4,708	$1,205,904
Teva Pharmaceutical Industries Ltd., ADR	8,054	447,802

		$3,854,594
Railroad & Shipping - 0.7%
Canadian National Railway Co.	5,637	$326,382

Real Estate - 3.4%
AvalonBay Communities, Inc., REIT	4,480	$768,947
Grand City Properties S.A.	20,425	423,955
Public Storage, Inc., REIT	1,863	464,800

		$1,657,702
Restaurants - 2.9%
McDonald’s Corp.	8,508	$997,053
Whitbread PLC	7,505	406,554

		$1,403,607
Specialty Chemicals - 1.9%
PTT Global Chemical PLC	228,600	$344,857
Symrise AG	8,920	572,251

		$917,108
Specialty Stores - 3.6%
Home Depot, Inc.	4,237	$525,896
Inditex	8,606	266,194
Ross Stores, Inc.	17,882	983,152

		$1,775,242
Telecommunications - Wireless - 4.5%
Advanced Info Service PLC	114,200	$546,480
American Tower Corp., REIT	3,280	302,416
KDDI Corp.	24,400	620,341
SBA Communications Corp. (a)	7,568	718,128

		$2,187,365
Telephone Services - 2.4%
BCE, Inc.	5,044	$217,497
TELUS Corp.	11,459	333,915
Verizon Communications, Inc.	11,913	604,346

		$1,155,758
Tobacco - 1.3%
Altria Group, Inc.	5,825	$358,645
Reynolds American, Inc.	5,600	282,408

		$641,053

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 7.5%
Alliant Energy Corp.	7,115	$483,464
American Electric Power Co., Inc.	7,572	467,571
Calpine Corp. (a)	17,149	215,391
Cheung Kong Infrastructure Holdings Ltd.	76,000	775,336
Consolidated Edison, Inc.	2,671	186,997
Dominion Resources, Inc.	3,090	216,053
Duke Energy Corp.	2,550	189,414
PG&E Corp.	11,619	659,146
Xcel Energy, Inc.	12,009	474,836

		$3,668,208
Total Common Stocks (Identified Cost, $47,700,093)		$48,146,441

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	520,731	$520,731
Total Investments (Identified Cost, $48,220,824)		$48,667,172

Other Assets, Less Liabilities - (0.1)%		(59,717)
Net Assets - 100.0%		$48,607,455

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $47,700,093)	$48,146,441
Underlying affiliated funds, at cost and value	520,731
Total investments, at value (identified cost, $48,220,824)	$48,667,172
Cash	1,836
Foreign currency, at value (identified cost, $7,178)	7,162
Receivables for
Fund shares sold	16,822
Dividends	150,083
Receivable from investment adviser	6,935
Receivable from distributor	232
Other assets	482
Total assets	$48,850,724
Liabilities
Payables for
Investments purchased	$12
Fund shares reacquired	228,157
Payable to affiliates
Shareholder servicing costs	1,357
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	13,729
Total liabilities	$243,269
Net assets	$48,607,455
Net assets consist of
Paid-in capital	$49,213,286
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	446,221
Accumulated net realized gain (loss) on investments and foreign currency	(1,154,662)
Undistributed net investment income	102,610
Net assets	$48,607,455
Shares of beneficial interest outstanding	4,512,356

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,534,657	513,464	$10.78
Class B	348,957	32,592	10.71
Class C	494,209	46,122	10.72
Class I	3,012,509	279,544	10.78
Class R1	50,303	4,676	10.76
Class R2	54,924	5,095	10.78
Class R3	50,476	4,679	10.79
Class R4	50,544	4,689	10.78
Class R5	39,010,876	3,621,495	10.77

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.44 [100 / 94.25 x $10.78]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$509,116
Dividends from underlying affiliated funds	493
Foreign taxes withheld	(21,234)
Total investment income	$488,375
Expenses
Management fee	$178,426
Distribution and service fees	10,400
Shareholder servicing costs	7,200
Administrative services fee	8,701
Independent Trustees’ compensation	666
Custodian fee	19,386
Shareholder communications	4,914
Audit and tax fees	26,184
Legal fees	160
Registration fees	55,788
Miscellaneous	7,775
Total expenses	$319,600
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(115,685)
Net expenses	$203,914
Net investment income	$284,461
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(510,105)
Foreign currency	(5,423)
Net realized gain (loss) on investments and foreign currency	$(515,528)
Change in unrealized appreciation (depreciation)
Investments	$598,249
Translation of assets and liabilities in foreign currencies	619
Net unrealized gain (loss) on investments and foreign currency translation	$598,868
Net realized and unrealized gain (loss) on investments and foreign currency	$83,340
Change in net assets from operations	$367,801

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$284,461	$662,527
Net realized gain (loss) on investments and foreign currency	(515,528)	(629,045)
Net unrealized gain (loss) on investments and foreign currency translation	598,868	(322,671)
Change in net assets from operations	$367,801	$(289,189)
Distributions declared to shareholders
From net investment income	$(366,469)	$(496,543)
From net realized gain on investments	—	(47,180)
Total distributions declared to shareholders	$(366,469)	$(543,723)
Change in net assets from fund share transactions	$12,798,520	$29,050,145
Total change in net assets	$12,799,852	$28,217,233
Net assets
At beginning of period	35,807,603	7,590,370
At end of period (including undistributed net investment income of $102,610 and $184,618, respectively)	$48,607,455	$35,807,603

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class A			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.75		$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.19	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.22)	0.86
Total from investment operations	$0.10		$(0.03)	$1.01
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.09)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.07)		$(0.14)	$(0.09)
Net asset value, end of period (x)	$10.78		$10.75	$10.92
Total return (%) (r)(s)(t)(x)	0.99	(n)	(0.36)	10.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.88	5.81	(a)
Expenses after expense reductions (f)	1.18	(a)	1.23	1.22	(a)
Net investment income	1.07	(a)	1.65	1.86	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$5,535		$3,981	$800

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class B			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.70		$10.91	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.20)	0.89
Total from investment operations	$0.06		$(0.12)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.07)	$(0.04)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.05)		$(0.09)	$(0.04)
Net asset value, end of period (x)	$10.71		$10.70	$10.91
Total return (%) (r)(s)(t)(x)	0.54	(n)	(1.16)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	2.68	6.87	(a)
Expenses after expense reductions (f)	1.99	(a)	2.01	2.07	(a)
Net investment income	0.22	(a)	0.74	0.80	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$349		$446	$116

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class C			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.69		$10.91	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.23)	0.89
Total from investment operations	$0.07		$(0.13)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.04)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.04)		$(0.09)	$(0.04)
Net asset value, end of period (x)	$10.72		$10.69	$10.91
Total return (%) (r)(s)(t)(x)	0.65	(n)	(1.23)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.51	(a)	2.66	6.85	(a)
Expenses after expense reductions (f)	1.99	(a)	2.00	2.07	(a)
Net investment income	0.24	(a)	0.89	0.82	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$494		$453	$130

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class I			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.76		$10.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.24	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.25)	0.89
Total from investment operations	$0.12		$(0.01)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.14)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.10)
Net asset value, end of period (x)	$10.78		$10.76	$10.93
Total return (%) (r)(s)(x)	1.09	(n)	(0.18)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.63	5.85	(a)
Expenses after expense reductions (f)	0.99	(a)	1.00	1.07	(a)
Net investment income	1.38	(a)	2.10	1.81	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$3,013		$2,685	$138

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class R1			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.70		$10.91	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		(0.19)	0.89
Total from investment operations	$0.07		$(0.12)	$0.95
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.07)	$(0.04)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.01)		$(0.09)	$(0.04)
Net asset value, end of period (x)	$10.76		$10.70	$10.91
Total return (%) (r)(s)(x)	0.63	(n)	(1.22)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.54	(a)	2.69	6.89	(a)
Expenses after expense reductions (f)	1.99	(a)	2.01	2.07	(a)
Net investment income	0.24	(a)	0.66	0.79	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$50		$108	$109

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class R2			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.74		$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.20)	0.89
Total from investment operations	$0.09		$(0.07)	$0.99
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)	$(0.07)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.05)		$(0.11)	$(0.07)
Net asset value, end of period (x)	$10.78		$10.74	$10.92
Total return (%) (r)(s)(x)	0.86	(n)	(0.71)	9.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.19	6.39	(a)
Expenses after expense reductions (f)	1.49	(a)	1.51	1.57	(a)
Net investment income	0.74	(a)	1.16	1.29	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$55		$112	$110

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class R3			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.76		$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.19)	0.88
Total from investment operations	$0.10		$(0.03)	$1.00
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.11)	$(0.08)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.07)		$(0.13)	$(0.08)
Net asset value, end of period (x)	$10.79		$10.76	$10.92
Total return (%) (r)(s)(x)	0.96	(n)	(0.34)	10.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.94	6.14	(a)
Expenses after expense reductions (f)	1.24	(a)	1.26	1.32	(a)
Net investment income	0.99	(a)	1.41	1.54	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$50		$110	$110

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class R4			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.76		$10.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.20)	0.89
Total from investment operations	$0.11		$(0.01)	$1.03
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.14)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.09)		$(0.16)	$(0.10)
Net asset value, end of period (x)	$10.78		$10.76	$10.93
Total return (%) (r)(s)(x)	1.08	(n)	(0.18)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.69	5.89	(a)
Expenses after expense reductions (f)	0.99	(a)	1.02	1.07	(a)
Net investment income	1.24	(a)	1.66	1.79	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$51		$110	$110

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Year ended	Period ended
Class R5			8/31/15	8/31/14 (c)

Net asset value, beginning of period	$10.76		$10.92	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.20	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.20)	0.88
Total from investment operations	$0.11		$—	$1.02
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.14)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.10)
Net asset value, end of period (x)	$10.77		$10.76	$10.92
Total return (%) (r)(s)(x)	1.09	(n)	(0.09)	10.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.63	5.88	(a)
Expenses after expense reductions (f)	0.86	(a)	0.97	1.06	(a)
Net investment income	1.34	(a)	1.79	1.80	(a)
Portfolio turnover	16	(n)	61	28	(n)
Net assets at end of period (000 omitted)	$39,011		$27,802	$5,966

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

24

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

25

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,380,739	$—	$—	$24,380,739
Japan	—	4,549,460	—	4,549,460
Switzerland	—	2,925,885	—	2,925,885
Canada	2,747,875	—	—	2,747,875
United Kingdom	480,712	1,906,432	—	2,387,144
Hong Kong	1,178,816	670,217	—	1,849,033
Taiwan	1,810,618	—	—	1,810,618
New Zealand	—	1,377,357	—	1,377,357
Israel	1,122,142	—	—	1,122,142
Other Countries	1,362,535	3,633,653	—	4,996,188
Mutual Funds	520,731	—	—	520,731
Total Investments	$33,604,168	$15,063,004	$—	$48,667,172

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,232,933 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

26

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

27

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$543,723

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$48,442,976
Gross appreciation	3,727,895
Gross depreciation	(3,503,699)
Net unrealized appreciation (depreciation)	$224,196

As of 8/31/15
Undistributed ordinary income	184,618
Capital loss carryforwards	(416,982)
Other temporary differences	(746)
Net unrealized appreciation (depreciation)	(374,053)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(416,982)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

28

Notes to Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Class A	$29,193	$109,668	$—	$12,199
Class B	1,787	1,209	—	202
Class C	1,455	2,444	—	208
Class I	16,229	35,776	—	1,445
Class R1	36	654	—	160
Class R2	257	941	—	160
Class R3	336	1,143	—	160
Class R4	438	1,425	—	161
Class R5	316,738	343,283	—	32,485
Total	$366,469	$496,543	$—	$47,180

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

	Effective Commencement of Period	Effective 12/29/15
First $1 billion of average daily net assets	0.90%	0.65%
Next $1.5 billion of average daily net assets	0.75%	0.60%
Average daily net assets in excess of $2.5 billion	0.65%	0.55%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets. This written agreement expired at the end of business December 28, 2015. For the period September 1, 2015 through December 28, 2015 this management fee reduction amounted to $34,898, which is included in the reduction of total expenses in the Statement of Operations. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $1,670, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

29

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this reduction amounted to $77,618, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,544 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.18%	$5,700
Class B	0.75%	0.25%	1.00%	1.00%	2,008
Class C	0.75%	0.25%	1.00%	1.00%	2,221
Class R1	0.75%	0.25%	1.00%	1.00%	264
Class R2	0.25%	0.25%	0.50%	0.50%	142
Class R3	—	0.25%	0.25%	0.25%	65
Total Distribution and Service Fees					$10,400

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $1,497 and $2 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

30

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class C	$29

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $1,466, which equated to 0.0066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,734.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0394% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $52 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At February 29, 2016, MFS held approximately 92% of the outstanding shares of Class R2, and 100% of the outstanding shares of Class R1, Class R3, and Class R4, respectively.

31

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $19,661,720 and $6,869,409, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	175,801	$1,898,636	1,021,046	$11,323,787
Class B	5,254	55,383	31,453	354,924
Class C	13,922	150,547	30,202	339,599
Class I	117,191	1,244,356	342,383	3,844,369
Class R2	133	1,440	282	3,226
Class R5	1,112,827	12,020,977	2,119,281	23,166,421
	1,425,128	$15,371,339	3,544,647	$39,032,326

Shares issued to shareholders in reinvestment of distributions
Class A	2,747	$29,193	10,784	$121,867
Class B	172	1,787	125	1,411
Class C	140	1,455	235	2,652
Class I	1,488	15,740	3,282	37,221
Class R1	3	36	72	814
Class R2	24	257	97	1,101
Class R3	31	336	116	1,303
Class R4	41	438	141	1,586
Class R5	29,052	308,333	33,350	375,768
	33,698	$357,575	48,202	$543,723

Shares reacquired
Class A	(35,415)	$(375,201)	(734,771)	$(8,050,054)
Class B	(14,514)	(151,113)	(579)	(6,485)
Class C	(10,308)	(108,111)	(27)	(302)
Class I	(88,611)	(941,210)	(108,828)	(1,185,046)
Class R1	(5,436)	(57,295)	—	—
Class R2	(5,504)	(58,232)	—	—
Class R3	(5,545)	(58,722)	—	—
Class R4	(5,584)	(59,190)	—	—
Class R5	(104,551)	(1,121,320)	(114,709)	(1,284,017)
	(275,468)	$(2,930,394)	(958,914)	$(10,525,904)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	143,133	$1,552,628	297,059	$3,395,600
Class B	(9,088)	(93,943)	30,999	349,850
Class C	3,754	43,891	30,410	341,949
Class I	30,068	318,886	236,837	2,696,544
Class R1	(5,433)	(57,259)	72	814
Class R2	(5,347)	(56,535)	379	4,327
Class R3	(5,514)	(58,386)	116	1,303
Class R4	(5,543)	(58,752)	141	1,586
Class R5	1,037,328	11,207,990	2,037,922	22,258,172
	1,183,358	$12,798,520	2,633,935	$29,050,145

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $75 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	563,630	15,821,209	(15,864,108)	520,731

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$493	$520,731

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® LOW VOLATILITY EQUITY FUND

LVU-SEM

MFS® LOW VOLATILITY EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Johnson & Johnson	2.5%
Public Storage, Inc., REIT	2.4%
McDonald’s Corp.	2.4%
Eli Lilly & Co.	2.3%
Costco Wholesale Corp.	2.2%
General Mills, Inc.	2.2%
Alphabet, Inc., “A”	2.1%
Wal-Mart Stores, Inc.	2.1%
Exxon Mobil Corp.	2.0%
Amdocs Ltd.	2.0%

Equity sectors
Financial Services	18.8%
Health Care	16.6%
Consumer Staples	12.8%
Technology	12.0%
Retailing	9.7%
Utilities & Communications	9.7%
Industrial Goods & Services	5.9%
Energy	5.0%
Special Products & Services	3.6%
Leisure	3.1%
Basic Materials	0.9%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.18%	$1,000.00	$1,038.36	$5.98
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
B	Actual	1.95%	$1,000.00	$1,035.08	$9.87
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
C	Actual	1.95%	$1,000.00	$1,034.04	$9.86
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
I	Actual	0.95%	$1,000.00	$1,039.30	$4.82
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R1	Actual	1.95%	$1,000.00	$1,034.15	$9.86
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
R2	Actual	1.45%	$1,000.00	$1,037.91	$7.35
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
R3	Actual	1.20%	$1,000.00	$1,038.02	$6.08
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
R4	Actual	0.95%	$1,000.00	$1,039.13	$4.82
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R5	Actual	0.88%	$1,000.00	$1,040.60	$4.46
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.7%
General Dynamics Corp.	1,231	$167,742
Honeywell International, Inc.	2,848	288,645
Lockheed Martin Corp.	782	168,748
United Technologies Corp.	2,314	223,579

		$848,714
Brokerage & Asset Managers - 0.4%
Intercontinental Exchange, Inc.	526	$125,430

Business Services - 3.6%
Amdocs Ltd.	11,071	$628,390
Automatic Data Processing, Inc.	4,355	368,825
FleetCor Technologies, Inc. (a)	1,131	144,417

		$1,141,632
Cable TV - 0.7%
Comcast Corp., “A”	4,036	$232,998

Chemicals - 0.5%
3M Co.	953	$149,497

Computer Software - 2.4%
Intuit, Inc.	2,745	$265,277
Microsoft Corp.	3,844	195,583
Oracle Corp.	3,530	129,833
Salesforce.com, Inc. (a)	2,392	162,058

		$752,751
Computer Software - Systems - 3.2%
Apple, Inc.	4,475	$432,688
EMC Corp.	13,261	346,510
International Business Machines Corp.	1,608	210,696

		$989,894
Consumer Products - 3.5%
Colgate-Palmolive Co.	5,254	$344,873
Kimberly-Clark Corp.	1,015	132,255
Procter & Gamble Co.	7,775	624,255

		$1,101,383

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 0.4%
Danaher Corp.	1,244	$111,052

Electronics - 1.4%
Microchip Technology, Inc.	4,469	$198,826
Texas Instruments, Inc.	4,453	236,098

		$434,924
Energy - Independent - 1.0%
California Resources Corp.	395	$222
Occidental Petroleum Corp.	4,359	299,986

		$300,208
Energy - Integrated - 2.7%
Chevron Corp.	2,745	$229,043
Exxon Mobil Corp.	7,891	632,464

		$861,507
Food & Beverages - 7.1%
Coca-Cola Co.	8,453	$364,578
Dr Pepper Snapple Group, Inc.	2,032	185,989
General Mills, Inc.	11,583	681,660
Mondelez International, Inc.	2,745	111,255
PepsiCo, Inc.	3,272	320,067
Pinnacle Foods, Inc.	4,129	178,332
Tyson Foods, Inc., “A”	6,069	392,968

		$2,234,849
Food & Drug Stores - 0.4%
CVS Health Corp.	1,308	$127,098

General Merchandise - 6.8%
Costco Wholesale Corp.	4,610	$691,638
Dollar General Corp.	5,903	438,298
Target Corp.	4,492	352,397
Wal-Mart Stores, Inc.	9,994	663,002

		$2,145,335
Health Maintenance Organizations - 1.0%
Aetna, Inc.	1,095	$118,950
UnitedHealth Group, Inc.	1,573	187,344

		$306,294
Insurance - 6.2%
American International Group, Inc.	2,641	$132,578
Everest Re Group Ltd.	2,472	460,113

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Loews Corp.	7,419	$269,681
MetLife, Inc.	3,118	123,348
PartnerRe Ltd.	2,409	337,910
Travelers Cos., Inc.	2,312	248,586
Validus Holdings Ltd.	8,055	361,750

		$1,933,966
Internet - 3.6%
Alphabet, Inc., “A” (a)	933	$669,166
Facebook, Inc., “A “ (a)	4,314	461,253

		$1,130,419
Machinery & Tools - 0.7%
Cummins, Inc.	2,105	$205,385

Major Banks - 1.7%
PNC Financial Services Group, Inc.	1,557	$126,600
Wells Fargo & Co.	8,804	413,084

		$539,684
Medical & Health Technology & Services - 3.2%
AmerisourceBergen Corp.	3,566	$308,887
Henry Schein, Inc. (a)	2,277	376,730
McKesson Corp.	1,418	220,669
MEDNAX, Inc. (a)	1,616	108,337

		$1,014,623
Medical Equipment - 4.2%
Abbott Laboratories	8,343	$323,208
Becton, Dickinson and Co.	1,022	150,694
Cooper Cos., Inc.	2,159	308,651
Medtronic PLC	4,451	344,463
Zimmer Biomet Holdings, Inc.	1,843	178,421

		$1,305,437
Network & Telecom - 1.4%
Cisco Systems, Inc.	17,278	$452,338

Oil Services - 1.3%
Schlumberger Ltd.	5,779	$414,470

Other Banks & Diversified Financials - 4.9%
M&T Bank Corp.	5,814	$596,226
MasterCard, Inc., “A”	2,702	234,858

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
New York Community Bancorp, Inc.	37,614	$569,100
Visa, Inc., “A”	2,110	152,743

		$1,552,927
Pharmaceuticals - 8.3%
Allergan PLC (a)	1,265	$366,989
Eli Lilly & Co.	10,004	720,288
Johnson & Johnson	7,388	777,291
Merck & Co., Inc.	12,243	614,721
Pfizer, Inc.	4,024	119,392

		$2,598,681
Pollution Control - 2.1%
Republic Services, Inc.	7,152	$326,846
Waste Connections, Inc.	5,562	343,009

		$669,855
Real Estate - 5.6%
AvalonBay Communities, Inc., REIT	1,647	$282,691
Public Storage, Inc., REIT	3,018	752,961
Simon Property Group, Inc., REIT	1,057	200,545
Starwood Property Trust, Inc., REIT	28,895	506,818

		$1,743,015
Restaurants - 2.4%
McDonald’s Corp.	6,378	$747,438

Specialty Chemicals - 0.4%
Praxair, Inc.	1,322	$134,566

Specialty Stores - 2.5%
AutoZone, Inc. (a)	552	$427,563
Home Depot, Inc.	945	117,293
O’Reilly Automotive, Inc. (a)	865	225,177

		$770,033
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	1,766	$162,825

Telephone Services - 1.3%
Verizon Communications, Inc.	8,363	$424,255

Tobacco - 2.2%
Altria Group, Inc.	4,143	$255,085
Philip Morris International, Inc.	3,222	293,299

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - continued
Reynolds American, Inc.	2,885	$145,491

		$693,875
Utilities - Electric Power - 7.8%
Alliant Energy Corp.	6,015	$408,719
American Electric Power Co., Inc.	3,425	211,494
Consolidated Edison, Inc.	1,894	132,599
Dominion Resources, Inc.	4,990	348,901
Duke Energy Corp.	1,627	120,854
Exelon Corp.	4,405	138,713
NextEra Energy, Inc.	3,112	351,096
OGE Energy Corp.	9,529	237,082
Pinnacle West Capital Corp.	2,032	139,863
Southern Co.	3,829	184,481
Xcel Energy, Inc.	4,299	169,982

		$2,443,784
Total Common Stocks (Identified Cost, $29,954,484)		$30,801,142

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	257,305	$257,305
Total Investments (Identified Cost, $30,211,789)		$31,058,447

Other Assets, Less Liabilities - 1.1%		331,505
Net Assets - 100.0%		$31,389,952

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $29,954,484)	$30,801,142
Underlying affiliated funds, at cost and value	257,305
Total investments, at value (identified cost, $30,211,789)	$31,058,447
Receivables for
Fund shares sold	1,534,443
Dividends	60,829
Receivable from investment adviser	12,033
Other assets	41,096
Total assets	$32,706,848
Liabilities
Payables for
Investments purchased	$961,370
Fund shares reacquired	321,188
Payable to affiliates
Shareholder servicing costs	821
Distribution and service fees	448
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	33,056
Total liabilities	$1,316,896
Net assets	$31,389,952
Net assets consist of
Paid-in capital	$30,807,150
Unrealized appreciation (depreciation) on investments	846,658
Accumulated distributions in excess of net realized gain on investments	(341,447)
Undistributed net investment income	77,591
Net assets	$31,389,952
Shares of beneficial interest outstanding	2,750,681

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$17,381,058	1,523,026	$11.41
Class B	1,220,267	107,200	11.38
Class C	3,242,050	285,097	11.37
Class I	8,186,623	716,432	11.43
Class R1	51,721	4,533	11.41
Class R2	51,878	4,533	11.44
Class R3	51,900	4,538	11.44
Class R4	51,970	4,546	11.43
Class R5	1,152,485	100,776	11.44

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.11 [100 / 94.25 x $11.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$228,426
Dividends from underlying affiliated funds	541
Total investment income	$228,967
Expenses
Management fee	$64,150
Distribution and service fees	31,003
Shareholder servicing costs	9,584
Administrative services fee	8,701
Independent Trustees’ compensation	632
Custodian fee	6,545
Shareholder communications	5,974
Audit and tax fees	23,741
Legal fees	55
Registration fees	54,320
Miscellaneous	6,785
Total expenses	$211,490
Reduction of expenses by investment adviser and distributor	(93,612)
Net expenses	$117,878
Net investment income	$111,089
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(284,807)
Change in unrealized appreciation (depreciation) on investments	$872,135
Net realized and unrealized gain (loss) on investments	$587,328
Change in net assets from operations	$698,417

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$111,089	$126,632
Net realized gain (loss) on investments	(284,807)	89,950
Net unrealized gain (loss) on investments	872,135	(250,899)
Change in net assets from operations	$698,417	$(34,317)
Distributions declared to shareholders
From net investment income	$(63,996)	$(106,873)
From net realized gain on investments	(135,912)	(2,950)
Total distributions declared to shareholders	$(199,908)	$(109,823)
Change in net assets from fund share transactions	$14,335,249	$12,816,813
Total change in net assets	$14,833,758	$12,672,673
Net assets
At beginning of period	16,556,194	3,883,521
At end of period (including undistributed net investment income of $77,591 and $30,498, respectively)	$31,389,952	$16,556,194

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16		Year ended	Period ended
Class A			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.12		$10.82	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		0.30 (g)	0.77
Total from investment operations	$0.43		$0.44	$0.88
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.06)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.14)	$(0.06)
Net asset value, end of period (x)	$11.41		$11.12	$10.82
Total return (%) (r)(s)(t)(x)	3.84	(n)	4.01	8.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.72	4.45	(a)
Expenses after expense reductions (f)	1.18	(a)	1.18	1.15	(a)
Net investment income	1.24	(a)	1.22	1.40	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$17,381		$11,267	$1,154

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class B			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.10		$10.81	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		0.30 (g)	0.78
Total from investment operations	$0.38		$0.35	$0.82
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)	$(0.01)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.10)		$(0.06)	$(0.01)
Net asset value, end of period (x)	$11.38		$11.10	$10.81
Total return (%) (r)(s)(t)(x)	3.42	(n)	3.20	8.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.95	(a)	3.79	5.75	(a)
Expenses after expense reductions (f)	1.95	(a)	1.95	1.93	(a)
Net investment income	0.48	(a)	0.43	0.46	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$1,220		$717	$170

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class C			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.09		$10.80	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		0.30 (g)	0.79
Total from investment operations	$0.38		$0.35	$0.83
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.05)	$(0.03)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.10)		$(0.06)	$(0.03)
Net asset value, end of period (x)	$11.37		$11.09	$10.80
Total return (%) (r)(s)(t)(x)	3.40	(n)	3.23	8.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.93	(a)	3.73	5.39	(a)
Expenses after expense reductions (f)	1.95	(a)	1.95	1.93	(a)
Net investment income	0.48	(a)	0.43	0.48	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$3,242		$1,564	$421

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class I			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.14		$10.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		0.30 (g)	0.80
Total from investment operations	$0.44		$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$(0.07)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.07)
Net asset value, end of period (x)	$11.43		$11.14	$10.84
Total return (%) (r)(s)(x)	3.93	(n)	4.20	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	2.53	4.72	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	0.93	(a)
Net investment income	1.83	(a)	1.36	1.43	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$8,187		$964	$177

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class R1			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.12		$10.82	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		0.31 (g)	0.80
Total from investment operations	$0.38		$0.35	$0.83
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)	$(0.01)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.09)		$(0.05)	$(0.01)
Net asset value, end of period (x)	$11.41		$11.12	$10.82
Total return (%) (r)(s)(x)	3.41	(n)	3.18	8.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.99	(a)	4.18	5.92	(a)
Expenses after expense reductions (f)	1.95	(a)	1.95	1.93	(a)
Net investment income	0.44	(a)	0.39	0.40	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$52		$112	$108

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class R2			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.13		$10.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		0.30 (g)	0.80
Total from investment operations	$0.42		$0.40	$0.87
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.09)	$(0.04)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.44		$11.13	$10.83
Total return (%) (r)(s)(x)	3.70	(n)	3.69	8.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.49	(a)	3.68	5.42	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.43	(a)
Net investment income	0.95	(a)	0.89	0.90	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$52		$113	$109

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class R3			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.14		$10.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		0.31 (g)	0.79
Total from investment operations	$0.43		$0.44	$0.88
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.12)	$(0.05)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.13)	$(0.05)
Net asset value, end of period (x)	$11.44		$11.14	$10.83
Total return (%) (r)(s)(x)	3.80	(n)	4.04	8.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	3.43	5.17	(a)
Expenses after expense reductions (f)	1.20	(a)	1.20	1.18	(a)
Net investment income	1.19	(a)	1.14	1.15	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$52		$113	$109

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class R4			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.14		$10.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		0.30 (g)	0.80
Total from investment operations	$0.44		$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$(0.07)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.07)
Net asset value, end of period (x)	$11.43		$11.14	$10.84
Total return (%) (r)(s)(x)	3.91	(n)	4.20	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	3.18	4.92	(a)
Expenses after expense reductions (f)	0.95	(a)	0.95	0.93	(a)
Net investment income	1.45	(a)	1.39	1.40	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$52		$114	$109

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/16		Year ended	Period ended
Class R5			8/31/15	8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$11.14		$10.84	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		0.30 (g)	0.80
Total from investment operations	$0.45		$0.46	$0.91
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$(0.07)
From net realized gain on investments	(0.09)		(0.01)	—
Total distributions declared to shareholders	$(0.15)		$(0.16)	$(0.07)
Net asset value, end of period (x)	$11.44		$11.14	$10.84
Total return (%) (r)(s)(x)	4.06	(n)	4.22	9.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	3.14	4.90	(a)
Expenses after expense reductions (f)	0.88	(a)	0.91	0.91	(a)
Net investment income	1.55	(a)	1.43	1.42	(a)
Portfolio turnover	26	(n)	33	30	(n)
Net assets at end of period (000 omitted)	$1,152		$1,593	$1,527

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

23

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

24

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$30,801,142	$—	$—	$30,801,142
Mutual Funds	257,305	—	—	257,305
Total Investments	$31,058,447	$—	$—	$31,058,447

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 29, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three

25

Notes to Financial Statements (unaudited) – continued

year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$109,823

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$30,267,618
Gross appreciation	1,494,847
Gross depreciation	(704,018)
Net unrealized appreciation (depreciation)	$790,829

As of 8/31/15
Undistributed ordinary income	79,094
Undistributed long-term capital gain	86,505
Net unrealized appreciation (depreciation)	(81,306)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Class A	$52,867	$68,391	$101,634	$1,238
Class B	892	1,540	6,272	145
Class C	1,906	4,579	14,761	355
Class I	3,964	6,873	6,457	100
Class R1	19	384	390	61
Class R2	74	944	390	62
Class R3	167	1,226	390	62
Class R4	263	1,510	391	62
Class R5	3,844	21,426	5,227	865
Total	$63,996	$106,873	$135,912	$2,950

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

	Effective Commencement of Period	Effective 12/29/15
First $1 billion of average daily net assets	0.75%	0.60%
Next $1.5 billion of average daily net assets	0.70%	0.55%
Average daily net assets in excess of $2.5 billion	0.65%	0.50%

The investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets for the first $1 billion and 0.55% in excess of $1 billion of average daily net assets. This written agreement expired at the end of business December 28, 2015. For the period September 1, 2015 through December 28, 2015 this management fee reduction amounted to $8,112, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $706, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

27

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.91%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this reduction amounted to $83,254 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,633 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$16,771
Class B	0.75%	0.25%	1.00%	1.00%	4,229
Class C	0.75%	0.25%	1.00%	1.00%	9,528
Class R1	0.75%	0.25%	1.00%	1.00%	271
Class R2	0.25%	0.25%	0.50%	0.50%	136
Class R3	—	0.25%	0.25%	0.25%	68
Total Distribution and Service Fees					$31,003

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $1,540 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

28

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$6
Class B	53
Class C	194

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $1,706, which equated to 0.0183% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,878.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0932% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $21 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

29

Notes to Financial Statements (unaudited) – continued

At February 29, 2016, MFS held approximately 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $19,089,379 and $5,107,947, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	661,789	$7,536,334	1,255,223	$14,308,949
Class B	52,147	587,555	61,412	699,282
Class C	171,972	1,952,842	108,089	1,225,622
Class I	706,749	7,926,954	90,200	1,029,639
Class R5	87,309	973,471	—	—
	1,679,966	$18,977,156	1,514,924	$17,263,492

Shares issued to shareholders in reinvestment of distributions
Class A	13,522	$154,491	6,132	$69,629
Class B	624	7,164	148	1,670
Class C	1,446	16,648	438	4,934
Class I	912	10,421	614	6,973
Class R1	36	409	40	445
Class R2	40	464	90	1,005
Class R3	49	557	115	1,288
Class R4	57	654	141	1,572
Class R5	178	2,038	1,991	22,291
	16,864	$192,846	9,709	$109,807

Shares reacquired
Class A	(165,249)	$(1,852,596)	(354,999)	$(4,099,493)
Class B	(10,124)	(112,814)	(12,729)	(147,017)
Class C	(29,377)	(324,312)	(6,416)	(73,362)
Class I	(77,778)	(871,173)	(20,551)	(236,614)
Class R1	(5,552)	(60,905)	—	—
Class R2	(5,633)	(61,850)	—	—
Class R3	(5,676)	(62,379)	—	—
Class R4	(5,715)	(62,865)	—	—
Class R5	(129,620)	(1,425,859)	—	—
	(434,724)	$(4,834,753)	(394,695)	$(4,556,486)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	510,062	$5,838,229	906,356	$10,279,085
Class B	42,647	481,905	48,831	553,935
Class C	144,041	1,645,178	102,111	1,157,194
Class I	629,883	7,066,202	70,263	799,998
Class R1	(5,516)	(60,496)	40	445
Class R2	(5,593)	(61,386)	90	1,005
Class R3	(5,627)	(61,822)	115	1,288
Class R4	(5,658)	(62,211)	141	1,572
Class R5	(42,133)	(450,350)	1,991	22,291
	1,262,106	$14,335,249	1,129,938	$12,816,813

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $26 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	460,003	13,317,219	(13,519,917)	257,305

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$541	$257,305

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® NEW DISCOVERY FUND

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	3.5%
Gartner, Inc.	2.5%
Healthcare Services Group, Inc.	2.2%
Masimo Corp.	2.1%
Sabre Corp.	2.0%
Steris PLC	1.9%
Live Nation, Inc.	1.8%
SS&C Technologies Holdings, Inc.	1.7%
NASDAQ, Inc.	1.7%
Servicemaster Global Holdings, Inc.	1.6%

Equity sectors
Health Care	24.4%
Special Products & Services	16.7%
Technology	16.0%
Leisure	7.3%
Industrial Goods & Services	6.4%
Retailing	5.5%
Autos & Housing	5.4%
Financial Services	5.2%
Consumer Staples	4.0%
Basic Materials	3.6%
Transportation	1.5%
Energy	0.9%

(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.36%	$1,000.00	$838.75	$6.22
	Hypothetical (h)	1.36%	$1,000.00	$1,018.10	$6.82
B	Actual	2.11%	$1,000.00	$835.58	$9.63
	Hypothetical (h)	2.11%	$1,000.00	$1,014.37	$10.57
C	Actual	2.12%	$1,000.00	$835.41	$9.67
	Hypothetical (h)	2.12%	$1,000.00	$1,014.32	$10.62
I	Actual	1.12%	$1,000.00	$839.81	$5.12
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
R1	Actual	2.12%	$1,000.00	$835.51	$9.68
	Hypothetical (h)	2.12%	$1,000.00	$1,014.32	$10.62
R2	Actual	1.62%	$1,000.00	$837.61	$7.40
	Hypothetical (h)	1.62%	$1,000.00	$1,016.81	$8.12
R3	Actual	1.37%	$1,000.00	$838.61	$6.26
	Hypothetical (h)	1.37%	$1,000.00	$1,018.05	$6.87
R4	Actual	1.12%	$1,000.00	$839.77	$5.12
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
R5	Actual	0.97%	$1,000.00	$840.11	$4.44
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
529A	Actual	1.40%	$1,000.00	$838.33	$6.40
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
529B	Actual	2.14%	$1,000.00	$835.13	$9.76
	Hypothetical (h)	2.14%	$1,000.00	$1,014.22	$10.72
529C	Actual	2.17%	$1,000.00	$835.56	$9.90
	Hypothetical (h)	2.17%	$1,000.00	$1,014.07	$10.87

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.9%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
Orbital ATK, Inc.	93,021	$7,791,432

Automotive - 1.0%
Fenix Parts, Inc. (a)(h)	1,338,451	$6,665,486
Mobileye N.V. (a)	117,303	3,807,655

		$10,473,141
Biotechnology - 4.5%
Acadia Pharmaceuticals, Inc. (a)	119,939	$2,070,147
Aduro Biotech, Inc. (a)	97,219	1,415,509
Alder Biopharmaceuticals, Inc. (a)	91,481	1,737,224
Alnylam Pharmaceuticals, Inc. (a)	49,251	2,884,631
AMAG Pharmaceuticals, Inc. (a)	259,954	6,831,591
Amicus Therapeutics, Inc. (a)	436,928	2,691,476
Chiasma, Inc. (a)	149,659	1,477,134
Exact Sciences Corp. (a)(l)	343,682	1,728,720
Ionis Pharmaceuticals, Inc. (a)	204,829	7,078,890
MiMedx Group, Inc. (a)(l)	638,132	5,251,826
NantKwest, Inc. (a)(l)	111,075	764,196
Neurocrine Biosciences, Inc. (a)	76,944	2,830,000
Novavax, Inc. (a)(l)	389,617	1,698,730
Seres Therapeutics, Inc. (a)(l)	84,032	1,941,980
Tesaro, Inc. (a)	174,569	7,063,062
VTV Therapeutics, Inc. (a)	275,016	1,570,341

		$49,035,457
Broadcasting - 1.8%
Live Nation, Inc. (a)	904,253	$19,884,523

Brokerage & Asset Managers - 2.1%
NASDAQ, Inc.	289,476	$18,320,936
Raymond James Financial, Inc.	97,529	4,275,671

		$22,596,607
Business Services - 12.1%
Bright Horizons Family Solutions, Inc. (a)	595,861	$37,759,712
CoStar Group, Inc. (a)	51,912	9,191,539
Gartner, Inc. (a)	322,914	26,608,114
Global Payments, Inc.	246,424	15,019,543

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Travelport Worldwide Ltd.	609,880	$7,916,242
Tyler Technologies, Inc. (a)	33,410	4,019,891
Ultimate Software Group, Inc. (a)	64,330	11,049,321
Univar, Inc. (a)	641,998	10,098,629
WNS (Holdings) Ltd., ADR (a)	360,408	10,271,628

		$131,934,619
Computer Software - 1.3%
Cadence Design Systems, Inc. (a)	502,965	$10,838,896
Enghouse Systems Ltd.	89,207	3,614,433

		$14,453,329
Computer Software - Systems - 11.6%
2U, Inc. (a)(l)	405,500	$9,062,925
Cvent, Inc. (a)	625,675	12,219,433
Demandware, Inc. (a)	206,720	7,171,117
Fleetmatics Group PLC (a)	246,762	8,910,576
Model N, Inc. (a)	775,594	8,004,130
NICE Systems Ltd., ADR	231,728	13,885,142
Paylocity Holding Corp. (a)	201,812	5,977,671
Proofpoint, Inc. (a)	147,783	6,922,156
Rapid7, Inc. (a)(l)	526,885	7,002,302
Sabre Corp.	783,780	21,279,627
ServiceNow, Inc. (a)	130,118	7,155,189
SS&C Technologies Holdings, Inc.	317,638	18,515,119

		$126,105,387
Construction - 4.4%
Interface, Inc.	675,368	$10,738,351
Lennox International, Inc.	86,994	11,240,495
Pool Corp.	131,154	10,527,732
Summit Materials, Inc., “A” (a)	496,865	9,072,755
Trex Co., Inc. (a)	147,284	6,343,522

		$47,922,855
Consumer Services - 3.1%
Carriage Services, Inc.	173,162	$3,568,869
Nord Anglia Education, Inc. (a)	663,733	12,869,783
Servicemaster Global Holdings, Inc. (a)	444,031	16,842,096

		$33,280,748
Containers - 1.0%
Berry Plastics Group, Inc. (a)	366,272	$11,402,047

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.2%
Advanced Drainage Systems, Inc.	374,976	$7,274,534
AMETEK, Inc.	349,491	16,219,877

		$23,494,411
Electronics - 2.3%
Iriso Electronics Co. Ltd.	60,060	$2,400,529
Monolithic Power Systems, Inc.	174,261	10,291,855
Silicon Laboratories, Inc. (a)	234,167	9,659,389
Solaredge Technologies, Inc. (a)(l)	86,114	2,107,210

		$24,458,983
Engineering - Construction - 0.7%
Team, Inc. (a)	316,474	$8,111,229

Food & Beverages - 4.3%
Amplify Snack Brands, Inc. (a)	373,161	$3,839,827
Blue Buffalo Pet Products, Inc. (a)(l)	329,300	6,026,190
Flex Pharma, Inc. (a)(l)	153,972	1,144,012
Freshpet, Inc. (a)(l)	1,072,692	7,133,402
Performance Food Group Co. (a)	332,951	8,233,878
Performance Sports Group Ltd. (a)	388,622	2,952,723
Snyders-Lance, Inc.	378,529	12,381,684
WhiteWave Foods Co., “A” (a)	119,159	4,613,836

		$46,325,552
Gaming & Lodging - 1.0%
Diamond Resorts International, Inc. (a)	227,900	$4,965,941
La Quinta Holdings, Inc. (a)	516,091	5,604,748

		$10,570,689
General Merchandise - 2.0%
Five Below, Inc. (a)	397,387	$15,239,791
Ollie’s Bargain Outlet Holdings, Inc. (a)(l)	330,103	6,668,081

		$21,907,872
Internet - 0.8%
Marketo, Inc. (a)	496,076	$8,368,802

Machinery & Tools - 2.8%
Allison Transmission Holdings, Inc.	439,756	$10,413,422
IPG Photonics Corp. (a)	67,866	5,596,230
Nordson Corp.	75,572	5,416,245
SPX FLOW, Inc. (a)	180,605	3,382,732
WABCO Holdings, Inc. (a)	62,625	5,905,538

		$30,714,167

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 6.9%
Adeptus Health, Inc., “A” (a)(l)	156,907	$8,931,146
Brookdale Senior Living, Inc. (a)	470,239	6,757,334
Capital Senior Living Corp. (a)	421,058	7,191,671
Healthcare Services Group, Inc.	671,422	23,822,053
INC Research Holdings, Inc., “A” (a)	227,456	9,025,454
MEDNAX, Inc. (a)	133,880	8,975,315
Premier, Inc., “A” (a)	84,391	2,744,395
VCA, Inc. (a)	152,759	7,795,292

		$75,242,660
Medical Equipment - 11.3%
Align Technology, Inc. (a)	100,427	$6,631,195
AtriCure, Inc. (a)	139,212	2,306,743
Cepheid, Inc. (a)	276,095	8,194,500
DexCom, Inc. (a)	124,377	8,091,968
Hologic, Inc. (a)	391,193	13,547,014
Insulet Corp. (a)	261,220	8,003,781
Masimo Corp. (a)	591,881	22,396,777
NxStage Medical, Inc. (a)	523,022	7,793,028
PerkinElmer, Inc.	344,490	16,280,597
Steris PLC	314,727	20,243,241
VWR Corp. (a)	386,506	9,430,746

		$122,919,590
Oil Services - 0.9%
Forum Energy Technologies, Inc. (a)	474,043	$5,574,746
Patterson-UTI Energy, Inc.	270,426	4,202,420

		$9,777,166
Other Banks & Diversified Financials - 2.2%
First Republic Bank	106,231	$6,537,456
PrivateBancorp, Inc.	188,180	6,465,865
Texas Capital Bancshares, Inc. (a)	220,349	7,123,883
Webster Financial Corp.	126,674	4,257,513

		$24,384,717
Pharmaceuticals - 1.7%
Aratana Therapeutics, Inc. (a)	560,203	$1,831,864
Collegium Pharmaceutical, Inc. (a)	224,620	3,917,373
Intercept Pharmaceuticals, Inc. (a)	31,541	3,513,037
MediWound Ltd. (a)	309,012	2,493,727
TherapeuticsMD, Inc. (a)	1,032,488	6,308,502

		$18,064,503

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.6%
Diana Shipping, Inc. (a)	1,211,584	$3,065,308
StealthGas, Inc. (a)	976,797	3,037,839

		$6,103,147
Real Estate - 0.8%
Sovran Self Storage, Inc., REIT	85,965	$9,150,115

Restaurants - 4.2%
Chuy’s Holdings, Inc. (a)	215,658	$6,909,682
Domino’s Pizza, Inc.	52,403	6,971,695
Dunkin Brands Group, Inc.	226,913	10,569,608
El Pollo Loco Holdings, Inc. (a)(l)	488,773	6,310,059
Wingstop, Inc. (a)(l)	330,778	7,879,132
Zoe’s Kitchen, Inc. (a)(l)	203,817	7,119,328

		$45,759,504
Special Products & Services - 1.5%
Boyd Group Income Fund, IEU	190,567	$8,990,312
WL Ross Holding Corp., EU (a)	707,014	7,246,894

		$16,237,206
Specialty Chemicals - 2.6%
Albemarle Corp.	135,477	$7,616,517
Axalta Coating Systems Ltd. (a)	519,432	13,484,455
Ferroglobe PLC	892,264	7,013,195

		$28,114,167
Specialty Stores - 3.5%
Boot Barn Holdings, Inc. (a)	214,835	$2,182,724
Burlington Stores, Inc. (a)	99,876	5,599,049
Citi Trends, Inc.	502,259	9,286,769
Monro Muffler Brake, Inc.	147,198	10,063,927
Urban Outfitters, Inc. (a)	402,208	10,654,490

		$37,786,959
Trucking - 1.0%
Swift Transportation Co. (a)	611,544	$10,420,710
Total Common Stocks (Identified Cost, $1,063,249,501)		$1,052,792,294

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a) (Identified Cost, $0)	$41.40	1/04/16	47	$86

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.1%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	33,359,091	$33,359,091

Collateral for Securities Loaned - 3.2%
Navigator Securities Lending Prime Portfolio, 0.49%, at Cost and Net Asset Value (j)	34,230,713	$34,230,713
Total Investments (Identified Cost, $1,130,839,305)		$1,120,382,184

Other Assets, Less Liabilities - (3.2)%		(34,427,568)
Net Assets - 100.0%		$1,085,954,616

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,097,480,214)	$1,080,357,607
Underlying affiliated funds, at cost and value	33,359,091
Other affiliated issuers, at value (identified cost, $10,865,227)	6,665,486
Total investments, at value, including $32,579,597 of securities on loan (identified cost, $1,130,839,305)	$1,120,382,184
Foreign currency, at value (identified cost, $5,652)	5,646
Receivables for
Investments sold	5,779,232
Fund shares sold	949,228
Interest and dividends	564,234
Other assets	5,845
Total assets	$1,127,686,369
Liabilities
Payables for
Investments purchased	$2,787,152
Fund shares reacquired	3,992,839
Collateral for securities loaned, at value	34,230,713
Payable to affiliates
Investment adviser	106,801
Shareholder servicing costs	488,891
Distribution and service fees	24,235
Program manager fees	32
Payable for independent Trustees’ compensation	3,743
Accrued expenses and other liabilities	97,347
Total liabilities	$41,731,753
Net assets	$1,085,954,616
Net assets consist of
Paid-in capital	$1,161,835,440
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(10,457,107)
Accumulated net realized gain (loss) on investments and foreign currency	(51,460,993)
Accumulated net investment loss	(13,962,724)
Net assets	$1,085,954,616
Shares of beneficial interest outstanding	53,885,919

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$360,957,105	18,167,536	$19.87
Class B	21,631,138	1,289,908	16.77
Class C	80,697,707	4,803,303	16.80
Class I	100,363,840	4,647,134	21.60
Class R1	5,098,923	305,999	16.66
Class R2	41,504,558	2,192,259	18.93
Class R3	62,326,562	3,140,047	19.85
Class R4	104,758,588	5,072,621	20.65
Class R5	302,858,791	13,954,805	21.70
Class 529A	4,319,324	223,859	19.29
Class 529B	279,929	17,214	16.26
Class 529C	1,158,151	71,234	16.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.08 [100 / 94.25 x $19.87] and $20.47 [100 / 94.25 x $19.29], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$2,382,436
Income on securities loaned	450,582
Dividends from underlying affiliated funds	29,293
Foreign taxes withheld	(25,932)
Total investment income	$2,836,379
Expenses
Management fee	$5,532,169
Distribution and service fees	1,364,620
Shareholder servicing costs	872,984
Program manager fees	3,153
Administrative services fee	100,994
Independent Trustees’ compensation	17,267
Custodian fee	66,751
Shareholder communications	62,407
Audit and tax fees	28,225
Legal fees	6,207
Miscellaneous	98,783
Total expenses	$8,153,560
Fees paid indirectly	(101)
Reduction of expenses by investment adviser and distributor	(175,828)
Net expenses	$7,977,631
Net investment loss	$(5,141,252)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments in non-afliliated issuers	$(40,222,342)
Foreign currency	(9,529)
Net realized gain (loss) on investments and foreign currency	$(40,231,871)
Change in unrealized appreciation (depreciation)
Investments	$(168,894,686)
Translation of assets and liabilities in foreign currencies	14
Net unrealized gain (loss) on investments and foreign currency translation	$(168,894,672)
Net realized and unrealized gain (loss) on investments and foreign currency	$(209,126,543)
Change in net assets from operations	$(214,267,795)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment loss	$(5,141,252)	$(12,467,490)
Net realized gain (loss) on investments and foreign currency	(40,231,871)	6,558,567
Net unrealized gain (loss) on investments and foreign currency translation	(168,894,672)	7,664,362
Change in net assets from operations	$(214,267,795)	$1,755,439
Distributions declared to shareholders
From net realized gain on investments	$—	$(126,855,750)
Change in net assets from fund share transactions	$(72,987,897)	$(564,245,904)
Total change in net assets	$(287,255,692)	$(689,346,215)
Net assets
At beginning of period	1,373,210,308	2,062,556,523
At end of period (including accumulated net investment loss of $13,962,724 and $8,821,472, respectively)	$1,085,954,616	$1,373,210,308

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$23.69		$25.49	$25.86	$20.17	$22.63	$19.03
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.20)	$(0.22)	$(0.14)	$(0.16)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.72)		0.22	2.30	5.83	1.80	5.23
Total from investment operations	$(3.82)		$0.02	$2.08	$5.69	$1.64	$5.01
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$19.87		$23.69	$25.49	$25.86	$20.17	$22.63
Total return (%) (r)(s)(t)(x)	(16.12	)(n)	0.47	8.01	28.21	9.88	26.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.36	1.33	1.35	1.39	1.40
Expenses after expense reductions (f)	1.36	(a)	1.31	1.27	1.31	1.35	1.30
Net investment loss	(0.90	)(a)	(0.81)	(0.83)	(0.59)	(0.83)	(0.90)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$360,957		$457,437	$620,802	$866,006	$529,749	$626,258

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$20.07		$22.04	$22.83	$17.94	$20.73	$17.65
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.32)	$(0.36)	$(0.27)	$(0.28)	$(0.37)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.15)		0.17	2.02	5.16	1.59	4.86
Total from investment operations	$(3.30)		$(0.15)	$1.66	$4.89	$1.31	$4.49
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$16.77		$20.07	$22.04	$22.83	$17.94	$20.73
Total return (%) (r)(s)(t)(x)	(16.44	)(n)	(0.27)	7.18	27.26	9.08	25.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.11	2.08	2.10	2.14	2.15
Expenses after expense reductions (f)	2.11	(a)	2.06	2.02	2.06	2.10	2.05
Net investment loss	(1.65	)(a)	(1.57)	(1.58)	(1.34)	(1.59)	(1.65)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$21,631		$27,455	$34,971	$37,952	$30,308	$33,037

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$20.11		$22.08	$22.86	$17.96	$20.76	$17.67
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.32)	$(0.36)	$(0.27)	$(0.28)	$(0.37)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.16)		0.17	2.03	5.17	1.58	4.87
Total from investment operations	$(3.31)		$(0.15)	$1.67	$4.90	$1.30	$4.50
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$16.80		$20.11	$22.08	$22.86	$17.96	$20.76
Total return (%) (r)(s)(t)(x)	(16.46	)(n)	(0.28)	7.22	27.28	9.01	25.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.11	2.08	2.10	2.14	2.15
Expenses after expense reductions (f)	2.12	(a)	2.06	2.02	2.06	2.10	2.05
Net investment loss	(1.66	)(a)	(1.57)	(1.59)	(1.35)	(1.59)	(1.65)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$80,698		$105,686	$141,293	$136,913	$91,138	$95,479

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.72		$27.44	$27.61	$21.48	$23.77	$19.88
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.14)	$(0.17)	$(0.09)	$(0.12)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.04)		0.24	2.45	6.22	1.93	5.47
Total from investment operations	$(4.12)		$0.10	$2.28	$6.13	$1.81	$5.30
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$21.60		$25.72	$27.44	$27.61	$21.48	$23.77
Total return (%) (r)(s)(x)	(16.02	)(n)	0.74	8.25	28.54	10.16	26.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.11	1.08	1.10	1.15	1.15
Expenses after expense reductions (f)	1.12	(a)	1.06	1.02	1.06	1.10	1.05
Net investment loss	(0.66	)(a)	(0.55)	(0.59)	(0.36)	(0.59)	(0.65)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$100,364		$166,513	$483,893	$368,806	$170,830	$323,848

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$19.94		$21.91	$22.71	$17.84	$20.65	$17.58
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.32)	$(0.36)	$(0.27)	$(0.28)	$(0.37)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.13)		0.17	2.01	5.14	1.57	4.85
Total from investment operations	$(3.28)		$(0.15)	$1.65	$4.87	$1.29	$4.48
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$16.66		$19.94	$21.91	$22.71	$17.84	$20.65
Total return (%) (r)(s)(x)	(16.45	)(n)	(0.28)	7.17	27.30	9.00	25.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.11	2.08	2.10	2.14	2.15
Expenses after expense reductions (f)	2.12	(a)	2.06	2.02	2.06	2.10	2.05
Net investment loss	(1.66	)(a)	(1.57)	(1.59)	(1.34)	(1.59)	(1.65)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$5,099		$6,573	$8,490	$8,972	$7,506	$6,904

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.60		$24.46	$24.97	$19.52	$22.09	$18.65
Income (loss) from investment operations
Net investment loss (d)	$(0.12)		$(0.25)	$(0.27)	$(0.19)	$(0.21)	$(0.28)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.55)		0.21	2.21	5.64	1.74	5.13
Total from investment operations	$(3.67)		$(0.04)	$1.94	$5.45	$1.53	$4.85
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$18.93		$22.60	$24.46	$24.97	$19.52	$22.09
Total return (%) (r)(s)(x)	(16.24	)(n)	0.23	7.72	27.92	9.58	25.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.61	1.58	1.60	1.64	1.65
Expenses after expense reductions (f)	1.62	(a)	1.56	1.52	1.56	1.60	1.55
Net investment loss	(1.16	)(a)	(1.07)	(1.09)	(0.85)	(1.09)	(1.15)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$41,505		$57,077	$66,923	$60,501	$35,599	$24,316

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$23.67		$25.47	$25.84	$20.15	$22.62	$19.02
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.20)	$(0.22)	$(0.14)	$(0.16)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.72)		0.22	2.30	5.83	1.79	5.23
Total from investment operations	$(3.82)		$0.02	$2.08	$5.69	$1.63	$5.01
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$19.85		$23.67	$25.47	$25.84	$20.15	$22.62
Total return (%) (r)(s)(x)	(16.14	)(n)	0.47	8.02	28.24	9.84	26.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.36	1.33	1.35	1.39	1.40
Expenses after expense reductions (f)	1.37	(a)	1.31	1.27	1.31	1.35	1.30
Net investment loss	(0.91	)(a)	(0.82)	(0.84)	(0.60)	(0.83)	(0.90)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$62,327		$89,659	$150,359	$110,562	$61,125	$28,966

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.60		$26.33	$26.57	$20.67	$23.04	$19.31
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.14)	$(0.16)	$(0.08)	$(0.12)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.88)		0.23	2.37	5.98	1.85	5.30
Total from investment operations	$(3.95)		$0.09	$2.21	$5.90	$1.73	$5.14
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$20.65		$24.60	$26.33	$26.57	$20.67	$23.04
Total return (%) (r)(s)(x)	(16.06	)(n)	0.73	8.31	28.54	10.13	26.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.11	1.08	1.10	1.14	1.15
Expenses after expense reductions (f)	1.12	(a)	1.06	1.02	1.06	1.10	1.05
Net investment loss	(0.65	)(a)	(0.57)	(0.59)	(0.35)	(0.58)	(0.66)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$104,759		$142,857	$229,964	$197,884	$141,694	$78,534

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R5			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$25.83		$27.52	$27.64	$21.48	$19.73
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.12)	$(0.13)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.07)		0.25	2.46	6.22	1.78
Total from investment operations	$(4.13)		$0.13	$2.33	$6.16	$1.75
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$—
Net asset value, end of period (x)	$21.70		$25.83	$27.52	$27.64	$21.48
Total return (%) (r)(s)(x)	(15.99	)(n)	0.85	8.43	28.68	8.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	0.97	0.99	1.07	(a)
Expenses after expense reductions (f)	0.97	(a)	0.93	0.91	0.96	1.05	(a)
Net investment loss	(0.50	)(a)	(0.44)	(0.48)	(0.24)	(0.49	)(a)
Portfolio turnover	22	(n)	56	98	96	128
Net assets at end of period (000 omitted)	$302,859		$313,080	$319,139	$244,655	$174,681

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class 529A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$23.01		$24.82	$25.25	$19.70	$22.22	$18.71
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.20)	$(0.22)	$(0.14)	$(0.17)	$(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.62)		0.21	2.24	5.69	1.75	5.16
Total from investment operations	$(3.72)		$0.01	$2.02	$5.55	$1.58	$4.92
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$19.29		$23.01	$24.82	$25.25	$19.70	$22.22
Total return (%) (r)(s)(t)(x)	(16.17	)(n)	0.44	7.97	28.17	9.80	26.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.46	1.43	1.45	1.49	1.50
Expenses after expense reductions (f)	1.40	(a)	1.34	1.30	1.34	1.40	1.39
Net investment loss	(0.93	)(a)	(0.85)	(0.86)	(0.62)	(0.89)	(0.99)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$4,319		$5,149	$5,150	$4,519	$3,304	$2,848

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class 529B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$19.47		$21.44	$22.27	$17.51	$20.35	$17.36
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.32)	$(0.36)	$(0.28)	$(0.28)	$(0.38)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.06)		0.17	1.98	5.04	1.54	4.78
Total from investment operations	$(3.21)		$(0.15)	$1.62	$4.76	$1.26	$4.40
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$16.26		$19.47	$21.44	$22.27	$17.51	$20.35
Total return (%) (r)(s)(t)(x)	(16.49	)(n)	(0.28)	7.18	27.18	8.99	25.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.21	2.18	2.20	2.24	2.24
Expenses after expense reductions (f)	2.14	(a)	2.09	2.06	2.10	2.15	2.14
Net investment loss	(1.68	)(a)	(1.60)	(1.62)	(1.39)	(1.64)	(1.74)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$280		$341	$348	$300	$217	$197

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class 529C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$19.46		$21.44	$22.28	$17.52	$20.36	$17.36
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.33)	$(0.36)	$(0.28)	$(0.28)	$(0.38)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.05)		0.17	1.97	5.04	1.54	4.79
Total from investment operations	$(3.20)		$(0.16)	$1.61	$4.76	$1.26	$4.41
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.82)	$(2.45)	$—	$(4.10)	$(1.41)
Net asset value, end of period (x)	$16.26		$19.46	$21.44	$22.28	$17.52	$20.36
Total return (%) (r)(s)(t)(x)	(16.44	)(n)	(0.34)	7.13	27.17	8.98	25.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.21	2.18	2.20	2.24	2.25
Expenses after expense reductions (f)	2.17	(a)	2.11	2.07	2.11	2.15	2.14
Net investment loss	(1.70	)(a)	(1.62)	(1.63)	(1.39)	(1.64)	(1.74)
Portfolio turnover	22	(n)	56	98	96	128	205
Net assets at end of period (000 omitted)	$1,158		$1,383	$1,223	$1,454	$906	$709

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

27

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

28

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$985,403,302	$—	$—	$985,403,302
Israel	20,186,524	—	—	20,186,524
Canada	15,557,468	—	—	15,557,468
Hong Kong	12,869,783	—	—	12,869,783
India	10,271,628	—	—	10,271,628
Greece	6,103,146	—	—	6,103,146
Japan	—	2,400,529	—	2,400,529
Mutual Funds	67,589,804	—	—	67,589,804
Total Investments	$1,117,981,655	$2,400,529	$—	$1,120,382,184

Of the level 2 investments presented above, equity investments amounting to $2,400,529 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities

29

Notes to Financial Statements (unaudited) – continued

of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $32,579,597. The fair value of the fund’s investment securities on loan and a related liability of $34,230,713 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

30

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$48,232,704
Long-term capital gains	78,623,046
Total distributions	$126,855,750

31

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$1,134,153,437
Gross appreciation	143,068,385
Gross depreciation	(156,839,638)
Net unrealized appreciation (depreciation)	$(13,771,253)

As of 8/31/15
Capital loss carryforwards	(8,182,341)
Late year ordinary loss deferral	(8,818,290)
Other temporary differences	264,169
Net unrealized appreciation (depreciation)	155,123,433

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(7,287,652)
Long-Term	(894,689)
Total	$(8,182,341)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

32

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15
Class A	$—	$37,499,564
Class B	—	2,602,265
Class C	—	10,467,996
Class I	—	23,496,764
Class R1	—	677,901
Class R2	—	4,749,388
Class R3	—	10,116,834
Class R4	—	15,023,639
Class R5	—	21,708,105
Class 529A	—	376,407
Class 529B	—	29,302
Class 529C	—	107,585
Total	$—	$126,855,750

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion, 0.75% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.70% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this management fee reduction amounted to $117,987, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $46,274, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $93,218 and $1,428 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

33

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$513,542
Class B	0.75%	0.25%	1.00%	1.00%	122,926
Class C	0.75%	0.25%	1.00%	1.00%	469,276
Class R1	0.75%	0.25%	1.00%	1.00%	29,728
Class R2	0.25%	0.25%	0.50%	0.50%	124,042
Class R3	—	0.25%	0.25%	0.25%	91,297
Class 529A	—	0.25%	0.25%	0.23%	5,904
Class 529B	0.75%	0.25%	1.00%	0.98%	1,554
Class 529C	0.75%	0.25%	1.00%	1.00%	6,351
Total Distribution and Service Fees					$1,364,620

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $9,063, $300, $98, $482, $36, and $11 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$581
Class B	22,525
Class C	2,834
Class 529B	—
Class 529C	31

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into

34

Notes to Financial Statements (unaudited) – continued

an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 29, 2016, this waiver amounted to $1,577 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2016, were as follows:

	Fee	Waiver
Class 529A	$2,362	$1,181
Class 529B	155	78
Class 529C	636	318
Total Program Manager Fees and Waivers	$3,153	$1,577

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $90,714, which equated to 0.0148% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $782,270.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

35

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $232 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,861 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $1,632 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 29, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $3,455,586 and $248,823, respectively. The sales transactions resulted in net realized gains (losses) of $(133,989).

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $272,187,696 and $356,743,542, respectively.

36

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,558,143	$34,316,369	4,144,692	$100,103,569
Class B	83,628	1,541,440	175,489	3,625,737
Class C	210,884	3,952,727	742,719	15,178,365
Class I	403,623	9,503,770	3,011,530	78,476,753
Class R1	28,992	534,625	70,933	1,450,640
Class R2	206,652	4,328,170	714,972	16,565,026
Class R3	491,333	10,602,383	1,423,934	34,307,059
Class R4	512,507	11,572,547	1,553,724	38,585,743
Class R5	2,338,380	56,487,440	1,487,646	38,041,848
Class 529A	18,471	392,789	26,760	623,232
Class 529B	700	12,612	2,301	46,115
Class 529C	7,770	131,669	17,128	335,609
	5,861,083	$133,376,541	13,371,828	$327,339,696

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,510,902	$33,904,606
Class B	—	—	119,940	2,292,057
Class C	—	—	419,267	8,028,972
Class I	—	—	673,187	16,371,901
Class R1	—	—	35,698	677,901
Class R2	—	—	201,430	4,320,672
Class R3	—	—	451,241	10,116,834
Class R4	—	—	641,547	14,922,377
Class R5	—	—	889,676	21,708,105
Class 529A	—	—	17,266	376,407
Class 529B	—	—	1,580	29,302
Class 529C	—	—	5,800	107,585
	—	$—	4,967,534	$112,856,719

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,699,177)	$(58,533,008)	(10,703,341)	$(256,026,622)
Class B	(161,618)	(2,979,552)	(514,205)	(10,538,072)
Class C	(663,442)	(12,175,033)	(2,305,752)	(47,206,923)
Class I	(2,230,412)	(54,029,010)	(14,842,562)	(386,712,298)
Class R1	(52,548)	(954,931)	(164,487)	(3,369,134)
Class R2	(539,516)	(11,223,361)	(1,126,756)	(25,995,346)
Class R3	(1,139,479)	(25,323,118)	(3,990,902)	(96,230,924)
Class R4	(1,248,227)	(28,069,633)	(5,121,872)	(128,381,052)
Class R5	(505,650)	(12,536,305)	(1,853,449)	(49,110,314)
Class 529A	(18,422)	(392,731)	(27,758)	(646,408)
Class 529B	(997)	(18,309)	(2,610)	(51,738)
Class 529C	(7,578)	(129,447)	(8,936)	(173,488)
	(9,267,066)	$(206,364,438)	(40,662,630)	$(1,004,442,319)

Net change
Class A	(1,141,034)	$(24,216,639)	(5,047,747)	$(122,018,447)
Class B	(77,990)	(1,438,112)	(218,776)	(4,620,278)
Class C	(452,558)	(8,222,306)	(1,143,766)	(23,999,586)
Class I	(1,826,789)	(44,525,240)	(11,157,845)	(291,863,644)
Class R1	(23,556)	(420,306)	(57,856)	(1,240,593)
Class R2	(332,864)	(6,895,191)	(210,354)	(5,109,648)
Class R3	(648,146)	(14,720,735)	(2,115,727)	(51,807,031)
Class R4	(735,720)	(16,497,086)	(2,926,601)	(74,872,932)
Class R5	1,832,730	43,951,135	523,873	10,639,639
Class 529A	49	58	16,268	353,231
Class 529B	(297)	(5,697)	1,271	23,679
Class 529C	192	2,222	13,992	269,706
	(3,405,983)	$(72,987,897)	(22,323,268)	$(564,245,904)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 8%, 8%, 4%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

38

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $2,448 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,473,857	131,910,007	(123,024,773)	33,359,091

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,293	$33,359,091

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Fenix Parts, Inc.	1,338,451	—	—	1,338,451

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Fenix Parts, Inc.	$—	$—	$—	$6,665,486

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® RESEARCH INTERNATIONAL FUND

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	3.8%
Nestle S.A.	3.5%
Novartis AG	3.0%
Danone S.A.	2.1%
Schneider Electric S.A.	1.9%
HSBC Holdings PLC	1.8%
Reckitt Benckiser Group PLC	1.8%
KDDI Corp.	1.8%
Bayer AG	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%

Global equity sectors
Financial Services	22.9%
Capital Goods	21.9%
Health Care	11.2%
Consumer Staples	11.1%
Consumer Cyclicals	8.9%
Energy	8.5%
Technology	8.5%
Telecommunications/Cable Television	5.3%

Issuer country weightings (x)
United Kingdom	20.1%
Japan	19.7%
Switzerland	14.8%
France	9.9%
Germany	5.9%
Australia	4.8%
United States	4.4%
Netherlands	4.0%
Hong Kong	3.2%
Other Countries	13.2%

Currency exposure weightings (y)
Euro	25.5%
British Pound Sterling	20.1%
Japanese Yen	19.7%
Swiss Franc	14.8%
Australian Dollar	4.8%
United States Dollar	4.8%
Hong Kong Dollar	3.9%
Taiwan Dollar	1.8%
Canadian Dollar	1.0%
Other Currencies	3.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.12%	$1,000.00	$883.55	$5.25
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
B	Actual	1.87%	$1,000.00	$880.25	$8.74
	Hypothetical (h)	1.87%	$1,000.00	$1,015.56	$9.37
C	Actual	1.87%	$1,000.00	$880.25	$8.74
	Hypothetical (h)	1.87%	$1,000.00	$1,015.56	$9.37
I	Actual	0.87%	$1,000.00	$884.50	$4.08
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
R1	Actual	1.87%	$1,000.00	$880.52	$8.74
	Hypothetical (h)	1.87%	$1,000.00	$1,015.56	$9.37
R2	Actual	1.37%	$1,000.00	$882.31	$6.41
	Hypothetical (h)	1.37%	$1,000.00	$1,018.05	$6.87
R3	Actual	1.12%	$1,000.00	$883.47	$5.24
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
R4	Actual	0.87%	$1,000.00	$884.60	$4.08
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
R5	Actual	0.76%	$1,000.00	$884.75	$3.56
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
529A	Actual	1.14%	$1,000.00	$883.22	$5.34
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
529B	Actual	1.92%	$1,000.00	$879.60	$8.97
	Hypothetical (h)	1.92%	$1,000.00	$1,015.32	$9.62
529C	Actual	1.92%	$1,000.00	$879.69	$8.97
	Hypothetical (h)	1.92%	$1,000.00	$1,015.32	$9.62

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)
Airlines - 0.1%
Stagecoach Group PLC	1,225,569	$4,590,823

Alcoholic Beverages - 0.4%
AmBev S.A., ADR	6,341,723	$27,523,078

Apparel Manufacturers - 1.6%
Burberry Group PLC	1,327,240	$24,309,270
Global Brands Group Holding Ltd. (a)	10,686,000	1,263,957
LVMH Moet Hennessy Louis Vuitton S.A.	443,489	73,885,263

		$99,458,490
Automotive - 3.4%
DENSO Corp.	2,184,800	$80,720,452
GKN PLC	24,383,673	92,984,703
USS Co. Ltd.	2,237,800	35,125,615

		$208,830,770
Broadcasting - 1.3%
WPP PLC	3,722,594	$78,246,991

Business Services - 4.4%
Amadeus IT Holding S.A.	1,051,939	$42,248,136
Brenntag AG	439,681	21,259,361
Cerved Information Solutions S.p.A.	1,573,508	12,376,907
Cognizant Technology Solutions Corp., “A” (a)	1,385,353	78,937,414
Compass Group PLC	3,132,310	54,821,498
Mitsubishi Corp.	2,107,200	33,558,405
Nomura Research, Inc.	791,000	26,931,755

		$270,133,476
Chemicals - 0.6%
Orica Ltd.	3,878,697	$39,449,979

Computer Software - 0.4%
Dassault Systems S.A.	339,665	$25,605,072

Conglomerates - 1.0%
CK Hutchison Holdings Ltd.	5,009,356	$60,507,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 3.3%
L’Oréal	552,116	$92,841,775
Reckitt Benckiser Group PLC	1,212,502	110,350,268

		$203,192,043
Containers - 0.7%
Brambles Ltd.	5,171,621	$45,928,443

Electrical Equipment - 2.2%
Legrand S.A.	420,897	$20,950,918
Schneider Electric S.A.	1,985,594	117,436,330

		$138,387,248
Electronics - 2.4%
ARM Holdings PLC	1,626,707	$22,333,463
Infineon Technologies AG	1,618,213	19,830,610
Taiwan Semiconductor Manufacturing Co. Ltd.	24,352,326	109,611,671

		$151,775,744
Energy - Independent - 1.8%
Cairn Energy PLC (a)	7,349,435	$16,704,163
Galp Energia SGPS S.A., “B”	3,609,723	39,493,859
INPEX Corp.	3,218,600	23,157,050
Oil Search Ltd.	6,724,233	32,060,129

		$111,415,201
Energy - Integrated - 2.6%
BP PLC	21,545,607	$104,457,965
Eni S.p.A.	4,149,028	58,034,121

		$162,492,086
Food & Beverages - 5.7%
Danone S.A.	1,888,062	$130,974,673
M. Dias Branco S.A. Industria e Comercio de Alimentos	167,465	2,645,710
Nestle S.A.	3,138,564	219,835,518

		$353,455,901
Food & Drug Stores - 1.2%
Magnit OJSC	102,683	$14,518,239
Sundrug Co. Ltd.	882,800	58,127,707

		$72,645,946
General Merchandise - 0.3%
PriceSmart, Inc.	238,574	$18,432,227

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.7%
AIA Group Ltd.	18,671,000	$95,067,207
Hiscox Ltd.	2,370,561	31,938,151
Sony Financial Holdings, Inc.	2,407,800	33,422,658
Zurich Insurance Group AG	339,992	71,825,953

		$232,253,969
Internet - 0.7%
Alibaba Group Holding Ltd., ADR (a)	610,287	$41,993,848

Machinery & Tools - 4.0%
Daikin Industries Ltd.	976,100	$65,156,140
GEA Group AG	842,778	37,080,401
Kubota Corp.	5,734,000	73,106,487
Schindler Holding AG	422,873	70,588,408

		$245,931,436
Major Banks - 7.3%
Barclays PLC	28,879,767	$68,237,910
BNP Paribas	1,766,393	81,576,466
BOC Hong Kong Holdings Ltd.	10,376,500	26,909,477
HSBC Holdings PLC	18,012,603	114,384,948
Mitsubishi UFJ Financial Group, Inc.	20,235,200	86,725,592
Sumitomo Mitsui Financial Group, Inc.	2,640,000	73,605,612

		$451,440,005
Medical Equipment - 0.9%
Terumo Corp.	1,714,800	$58,415,573

Metals & Mining - 2.7%
BHP Billiton PLC	3,459,331	$34,615,829
Gerdau S.A., ADR	6,044,815	5,319,437
Iluka Resources Ltd.	6,548,364	31,276,325
Rio Tinto Ltd.	3,777,480	99,011,398

		$170,222,989
Natural Gas - Distribution - 1.6%
China Resources Gas Group Ltd.	17,028,000	$44,441,525
Engie	3,457,678	53,586,347

		$98,027,872
Natural Gas - Pipeline - 1.2%
APA Group	6,858,653	$42,536,836
Enbridge, Inc.	969,397	34,240,564

		$76,777,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.6%
Ericsson, Inc., “B”	3,962,282	$36,487,440

Oil Services - 0.3%
Technip	350,243	$17,308,661

Other Banks & Diversified Financials - 11.1%
ABN AMRO Group N.V., GDR (a)	3,026,488	$60,052,762
Aeon Credit Service Co. Ltd.	1,623,600	36,092,614
Element Financial Corp.	2,539,306	26,894,497
HDFC Bank Ltd., ADR	737,467	38,953,007
Intesa Sanpaolo S.p.A.	26,909,427	67,516,830
Julius Baer Group Ltd.	1,020,440	40,628,150
Kasikornbank Co. Ltd.	3,994,700	19,452,160
Kasikornbank PLC, NVDR	160,700	768,997
KBC Groep N.V.	982,148	52,079,516
Lloyds TSB Group PLC	102,722,723	102,308,525
MasterCard, Inc., “A”	524,364	45,577,719
UBS AG	6,276,829	95,641,914
Westpac Banking Corp.	5,133,184	105,334,524

		$691,301,215
Pharmaceuticals - 10.3%
Bayer AG	1,046,890	$109,820,247
Novartis AG	2,603,704	185,826,920
Roche Holding AG	911,630	233,504,271
Santen Pharmaceutical Co. Ltd.	5,615,800	85,860,100
Valeant Pharmaceuticals International, Inc. (a)	345,332	22,722,846

		$637,734,384
Printing & Publishing - 1.6%
Reed Elsevier N.V.	6,006,471	$98,291,690

Real Estate - 0.8%
Deutsche Wohnen AG	929,594	$24,599,455
LEG Immobilien AG	299,613	24,479,003

		$49,078,458
Restaurants - 1.6%
Whitbread PLC	1,333,673	$72,246,456
YUM! Brands, Inc.	335,577	24,319,265

		$96,565,721
Specialty Chemicals - 5.8%
Akzo Nobel N.V.	1,557,940	$91,580,345
Croda International PLC	1,588,900	65,390,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Linde AG	596,626	$83,304,043
Nippon Paint Holdings Co. Ltd.	3,494,300	69,611,082
Symrise AG	732,837	47,014,226

		$356,900,538
Specialty Stores - 1.3%
ABC-MART, Inc.	444,500	$25,482,355
Esprit Holdings Ltd.	17,053,700	15,294,470
Just Eat PLC (a)	1,889,141	10,048,159
NEXT PLC	327,649	30,801,605

		$81,626,589
Telecommunications - Wireless - 3.9%
KDDI Corp.	4,327,400	$110,018,956
Mobile TeleSystems PJSC	2,946,298	9,115,490
Philippine Long Distance Telephone Co.	302,295	11,634,066
SoftBank Corp.	950,500	46,639,188
Vodafone Group PLC	21,882,906	66,535,221

		$243,942,921
Telephone Services - 1.3%
BT Group PLC	6,709,032	$45,055,925
Hellenic Telecommunications Organization S.A.	2,230,300	18,469,654
TDC A.S.	4,388,720	18,584,882

		$82,110,461
Tobacco - 1.7%
Japan Tobacco, Inc.	2,673,300	$105,976,596

Trucking - 1.5%
Yamato Holdings Co. Ltd.	4,664,000	$94,249,769

Utilities - Electric Power - 1.0%
Enel S.p.A.	15,192,121	$60,628,354
Total Common Stocks (Identified Cost, $6,758,793,742)		$6,099,336,732

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	73,651,537	$73,651,537
Total Investments (Identified Cost, $6,832,445,279)		$6,172,988,269

Other Assets, Less Liabilities - 0.5%		31,833,256
Net Assets - 100.0%		$6,204,821,525

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $6,758,793,742)	$6,099,336,732
Underlying affiliated funds, at cost and value	73,651,537
Total investments, at value (identified cost, $6,832,445,279)	$6,172,988,269
Cash	108
Foreign currency, at value (identified cost, $4,586,272)	4,576,396
Receivables for
Investments sold	6,108,530
Fund shares sold	23,961,901
Interest and dividends	16,320,534
Other assets	33,913
Total assets	$6,223,989,651
Liabilities
Payables for
Investments purchased	$10,191,247
Fund shares reacquired	6,414,982
Payable to affiliates
Investment adviser	498,296
Shareholder servicing costs	1,096,907
Distribution and service fees	47,040
Program manager fees	16
Payable for independent Trustees’ compensation	868
Accrued expenses and other liabilities	918,770
Total liabilities	$19,168,126
Net assets	$6,204,821,525
Net assets consist of
Paid-in capital	$7,329,595,938
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(659,591,907)
Accumulated net realized gain (loss) on investments and foreign currency	(484,870,965)
Undistributed net investment income	19,688,459
Net assets	$6,204,821,525
Shares of beneficial interest outstanding	433,824,197

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,012,823,905	71,351,306	$14.19
Class B	8,578,569	626,829	13.69
Class C	62,699,723	4,693,387	13.36
Class I	2,120,762,360	144,593,166	14.67
Class R1	2,599,119	197,397	13.17
Class R2	145,021,295	10,554,505	13.74
Class R3	130,552,606	9,293,304	14.05
Class R4	297,005,609	20,913,528	14.20
Class R5	2,421,854,143	171,387,498	14.13
Class 529A	2,029,954	145,028	14.00
Class 529B	90,405	6,796	13.30
Class 529C	803,837	61,453	13.08

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.06 [100 / 94.25 x $14.19] and $14.85 [100 / 94.25 x $14.00], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$53,848,184
Interest	491,469
Dividends from underlying affiliated funds	61,213
Foreign taxes withheld	(4,020,640)
Total investment income	$50,380,226
Expenses
Management fee	$24,957,762
Distribution and service fees	2,401,480
Shareholder servicing costs	2,365,803
Program manager fees	1,642
Administrative services fee	316,070
Independent Trustees’ compensation	50,560
Custodian fee	714,726
Shareholder communications	105,495
Audit and tax fees	51,650
Legal fees	30,206
Miscellaneous	210,392
Total expenses	$31,205,786
Fees paid indirectly	(497)
Reduction of expenses by investment adviser and distributor	(1,127,380)
Net expenses	$30,077,909
Net investment income	$20,302,317
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(117,970,678)
Foreign currency	(1,538,014)
Net realized gain (loss) on investments and foreign currency	$(119,508,692)
Change in unrealized appreciation (depreciation)
Investments	$(735,683,798)
Translation of assets and liabilities in foreign currencies	611,965
Net unrealized gain (loss) on investments and foreign currency translation	$(735,071,833)
Net realized and unrealized gain (loss) on investments and foreign currency	$(854,580,525)
Change in net assets from operations	$(834,278,208)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$20,302,317	$130,037,795
Net realized gain (loss) on investments and foreign currency	(119,508,692)	113,204,256
Net unrealized gain (loss) on investments and foreign currency translation	(735,071,833)	(812,472,061)
Change in net assets from operations	$(834,278,208)	$(569,230,010)
Distributions declared to shareholders
From net investment income	$(126,270,222)	$(172,549,524)
Change in net assets from fund share transactions	$(209,100,869)	$707,404,711
Total change in net assets	$(1,169,649,299)	$(34,374,823)
Net assets
At beginning of period	7,374,470,824	7,408,845,647
At end of period (including undistributed net investment income of $19,688,459 and $125,656,364, respectively)	$6,204,821,525	$7,374,470,824

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.34		$18.06	$16.25	$14.25	$14.66	$12.93
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.26	$0.40	$0.26	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(1.92)		(1.60)	1.64	2.01	(0.45)	1.67
Total from investment operations	$(1.89)		$(1.34)	$2.04	$2.27	$(0.17)	$1.93
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.38)	$(0.23)	$(0.27)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$14.19		$16.34	$18.06	$16.25	$14.25	$14.66
Total return (%) (r)(s)(t)(x)	(11.71	)(n)	(7.44)	12.60	16.08	(1.03)	14.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.13	1.13	1.18	1.21	1.19
Expenses after expense reductions (f)	1.12	(a)	1.09	1.11	1.18	1.21	1.19
Net investment income	0.37	(a)(m)	1.53	2.24	1.65	2.02	1.67
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$1,012,824		$1,178,013	$1,184,927	$1,108,795	$970,501	$1,008,654

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.65		$17.26	$15.52	$13.59	$13.96	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.12	$0.25	$0.12	$0.16	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		(1.52)	1.57	1.94	(0.42)	1.62
Total from investment operations	$(1.87)		$(1.40)	$1.82	$2.06	$(0.26)	$1.73
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.08)	$(0.13)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$13.69		$15.65	$17.26	$15.52	$13.59	$13.96
Total return (%) (r)(s)(t)(x)	(11.98	)(n)	(8.15)	11.77	15.27	(1.82)	14.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.88	1.93	1.96	1.95
Expenses after expense reductions (f)	1.87	(a)	1.84	1.86	1.93	1.96	1.94
Net investment income (loss)	(0.38	)(a)(m)	0.70	1.46	0.83	1.19	0.76
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$8,579		$11,228	$16,932	$19,751	$23,369	$33,059

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.31		$16.93	$15.26	$13.39	$13.78	$12.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.12	$0.25	$0.13	$0.16	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.79)		(1.50)	1.54	1.90	(0.42)	1.59
Total from investment operations	$(1.82)		$(1.38)	$1.79	$2.03	$(0.26)	$1.71
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)	$(0.12)	$(0.16)	$(0.13)	$(0.09)
Net asset value, end of period (x)	$13.36		$15.31	$16.93	$15.26	$13.39	$13.78
Total return (%) (r)(s)(t)(x)	(11.98	)(n)	(8.17)	11.74	15.22	(1.80)	14.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.88	1.93	1.96	1.95
Expenses after expense reductions (f)	1.87	(a)	1.84	1.86	1.93	1.96	1.95
Net investment income (loss)	(0.37	)(a)(m)	0.76	1.50	0.87	1.23	0.80
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$62,700		$77,442	$91,487	$86,793	$84,133	$99,830

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.90		$18.66	$16.78	$14.71	$15.15	$13.35
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.32	$0.46	$0.31	$0.35	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(1.97)		(1.66)	1.69	2.06	(0.49)	1.74
Total from investment operations	$(1.92)		$(1.34)	$2.15	$2.37	$(0.14)	$2.03
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.42)	$(0.27)	$(0.30)	$(0.30)	$(0.23)
Net asset value, end of period (x)	$14.67		$16.90	$18.66	$16.78	$14.71	$15.15
Total return (%) (r)(s)(x)	(11.55	)(n)	(7.19)	12.89	16.32	(0.82)	15.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.88	0.88	0.93	0.96	0.95
Expenses after expense reductions (f)	0.87	(a)	0.84	0.86	0.93	0.96	0.95
Net investment income	0.63	(a)(m)	1.80	2.51	1.89	2.45	1.86
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$2,120,762		$2,410,936	$2,194,432	$1,834,498	$1,143,621	$2,484,795

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.08		$16.69	$15.02	$13.17	$13.57	$11.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.11	$0.24	$0.12	$0.15	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.76)		(1.47)	1.52	1.87	(0.40)	1.57
Total from investment operations	$(1.79)		$(1.36)	$1.76	$1.99	$(0.25)	$1.69
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.09)	$(0.14)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$13.17		$15.08	$16.69	$15.02	$13.17	$13.57
Total return (%) (r)(s)(x)	(11.95	)(n)	(8.18)	11.73	15.24	(1.80)	14.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.88	1.88	1.93	1.96	1.95
Expenses after expense reductions (f)	1.87	(a)	1.84	1.86	1.93	1.96	1.95
Net investment income (loss)	(0.37	)(a)(m)	0.72	1.47	0.85	1.18	0.84
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$2,599		$3,509	$4,243	$4,034	$4,914	$6,288

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.80		$17.48	$15.75	$13.83	$14.26	$12.59
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.22	$0.36	$0.21	$0.24	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		(1.56)	1.57	1.95	(0.44)	1.64
Total from investment operations	$(1.84)		$(1.34)	$1.93	$2.16	$(0.20)	$1.84
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.34)	$(0.20)	$(0.24)	$(0.23)	$(0.17)
Net asset value, end of period (x)	$13.74		$15.80	$17.48	$15.75	$13.83	$14.26
Total return (%) (r)(s)(x)	(11.77	)(n)	(7.69)	12.32	15.79	(1.32)	14.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.38	1.38	1.43	1.46	1.45
Expenses after expense reductions (f)	1.37	(a)	1.34	1.36	1.43	1.46	1.45
Net investment income	0.13	(a)(m)	1.29	2.06	1.41	1.78	1.37
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$145,021		$169,812	$182,466	$136,444	$107,567	$91,693

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.16		$17.86	$16.08	$14.10	$14.53	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.25	$0.40	$0.25	$0.28	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(1.89)		(1.58)	1.61	2.00	(0.45)	1.68
Total from investment operations	$(1.86)		$(1.33)	$2.01	$2.25	$(0.17)	$1.91
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.37)	$(0.23)	$(0.27)	$(0.26)	$(0.20)
Net asset value, end of period (x)	$14.05		$16.16	$17.86	$16.08	$14.10	$14.53
Total return (%) (r)(s)(x)	(11.65	)(n)	(7.44)	12.56	16.13	(1.06)	14.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.13	1.13	1.18	1.21	1.20
Expenses after expense reductions (f)	1.12	(a)	1.09	1.11	1.18	1.21	1.20
Net investment income	0.38	(a)(m)	1.46	2.28	1.63	2.05	1.54
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$130,553		$165,656	$229,232	$195,358	$168,989	$154,869

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.36		$18.09	$16.27	$14.26	$14.70	$12.96
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.29	$0.45	$0.25	$0.32	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(1.91)		(1.60)	1.63	2.06	(0.46)	1.69
Total from investment operations	$(1.86)		$(1.31)	$2.08	$2.31	$(0.14)	$1.97
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.42)	$(0.26)	$(0.30)	$(0.30)	$(0.23)
Net asset value, end of period (x)	$14.20		$16.36	$18.09	$16.27	$14.26	$14.70
Total return (%) (r)(s)(x)	(11.54	)(n)	(7.26)	12.87	16.42	(0.84)	15.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.88	0.88	0.93	0.96	0.95
Expenses after expense reductions (f)	0.87	(a)	0.85	0.86	0.93	0.96	0.95
Net investment income	0.63	(a)(m)	1.70	2.54	1.60	2.28	1.83
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$297,006		$343,475	$546,069	$470,915	$825,288	$561,557

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R5 (y)			2015	2014	2013	2012		2011

Net asset value, beginning of period	$16.30		$18.02	$16.21	$14.20	$14.63		$12.90
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.32	$0.46	$0.33	$0.17		$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(1.91)		(1.60)	1.64	1.99	(0.31	)(g)	1.69
Total from investment operations	$(1.85)		$(1.28)	$2.10	$2.32	$(0.14)		$1.95
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.44)	$(0.29)	$(0.31)	$(0.29)		$(0.22)
Net asset value, end of period (x)	$14.13		$16.30	$18.02	$16.21	$14.20		$14.63
Total return (%) (r)(s)(x)	(11.53	)(n)	(7.13)	13.01	16.50	(0.85)		15.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.79	0.79	0.81	0.89		1.05
Expenses after expense reductions (f)	0.76	(a)	0.75	0.77	0.81	0.89		1.05
Net investment income	0.76	(a)(m)	1.88	2.62	2.09	1.20	(l)	1.71
Portfolio turnover	21	(n)	28	27	32	37		43
Net assets at end of period (000 omitted)	$2,421,854		$3,010,863	$2,955,339	$2,331,325	$1,433,832		$26,173

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class 529A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.12		$17.81	$16.03	$14.06	$14.49	$12.78
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.26	$0.39	$0.25	$0.27	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(1.89)		(1.58)	1.62	1.98	(0.45)	1.68
Total from investment operations	$(1.86)		$(1.32)	$2.01	$2.23	$(0.18)	$1.90
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.37)	$(0.23)	$(0.26)	$(0.25)	$(0.19)
Net asset value, end of period (x)	$14.00		$16.12	$17.81	$16.03	$14.06	$14.49
Total return (%) (r)(s)(t)(x)	(11.68	)(n)	(7.43)	12.57	16.05	(1.15)	14.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.23	1.23	1.28	1.31	1.30
Expenses after expense reductions (f)	1.14	(a)	1.12	1.14	1.21	1.26	1.29
Net investment income	0.36	(a)(m)	1.51	2.22	1.62	1.96	1.47
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$2,030		$2,419	$2,428	$2,105	$1,762	$1,747

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class 529B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.19		$16.80	$15.14	$13.25	$13.57	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.10	$0.25	$0.12	$0.13	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.79)		(1.47)	1.52	1.88	(0.38)	1.58
Total from investment operations	$(1.82)		$(1.37)	$1.77	$2.00	$(0.25)	$1.67
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.24)	$(0.11)	$(0.11)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$13.30		$15.19	$16.80	$15.14	$13.25	$13.57
Total return (%) (r)(s)(t)(x)	(12.04	)(n)	(8.17)	11.71	15.15	(1.84)	13.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.98	1.98	2.03	2.06	2.04
Expenses after expense reductions (f)	1.92	(a)	1.89	1.91	1.98	2.01	2.04
Net investment income (loss)	(0.40	)(a)(m)	0.63	1.49	0.82	1.03	0.66
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$90		$138	$192	$188	$199	$366

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class 529C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$15.01		$16.61	$14.98	$13.17	$13.56	$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.11	$0.23	$0.12	$0.15	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.76)		(1.46)	1.52	1.86	(0.41)	1.56
Total from investment operations	$(1.79)		$(1.35)	$1.75	$1.98	$(0.26)	$1.67
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)	$(0.12)	$(0.17)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$13.08		$15.01	$16.61	$14.98	$13.17	$13.56
Total return (%) (r)(s)(t)(x)	(12.03	)(n)	(8.17)	11.68	15.17	(1.83)	13.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.98	1.98	2.03	2.06	2.05
Expenses after expense reductions (f)	1.92	(a)	1.89	1.91	1.98	2.01	2.04
Net investment income (loss)	(0.42	)(a)(m)	0.72	1.43	0.81	1.19	0.81
Portfolio turnover	21	(n)	28	27	32	37	43
Net assets at end of period (000 omitted)	$804		$980	$1,098	$950	$914	$906

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(m)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the

Notes to Financial Statements (unaudited) – continued

fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$1,249,374,115	$—	$1,249,374,115
Japan	—	1,221,983,707	—	1,221,983,707
Switzerland	—	917,851,134	—	917,851,134
France	—	614,165,506	—	614,165,506
Germany	129,650,857	237,736,488	—	367,387,345
Australia	176,844,632	119,741,604	—	296,586,236
Netherlands	60,052,762	189,872,034	—	249,924,796
Hong Kong	61,771,282	137,271,155	—	199,042,437
Italy	—	198,556,211	—	198,556,211
Other Countries	443,856,358	340,608,887	—	784,465,245
Mutual Funds	73,651,537	—	—	73,651,537
Total Investments	$945,827,428	$5,227,160,841	$—	$6,172,988,269

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,610,952,108 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$172,549,524

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$6,875,122,941
Gross appreciation	411,877,760
Gross depreciation	(1,114,012,432)
Net unrealized appreciation (depreciation)	$(702,134,672)

As of 8/31/15
Undistributed ordinary income	126,269,068
Capital loss carryforwards	(322,684,611)
Other temporary differences	(1,359,566)
Net unrealized appreciation (depreciation)	33,549,126

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/18	$(322,684,611)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/29/16	Year ended 8/31/15
Class A	$18,519,879	$26,484,235
Class B	64,227	190,010
Class C	617,527	1,249,658
Class I	44,201,310	49,946,711
Class R1	24,774	61,803
Class R2	2,349,821	3,461,556
Class R3	2,419,727	4,609,216
Class R4	6,237,275	12,429,398
Class R5	51,787,408	74,050,172
Class 529A	38,977	48,384
Class 529B	507	2,822
Class 529C	8,790	15,559
Total	$126,270,222	$172,549,524

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $5 billion up to $10 billion and 0.55% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this management fee reduction amounted to $869,176, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $252,500, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $52,731 and $982 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,388,754
Class B	0.75%	0.25%	1.00%	1.00%	50,551
Class C	0.75%	0.25%	1.00%	1.00%	352,234
Class R1	0.75%	0.25%	1.00%	1.00%	15,466
Class R2	0.25%	0.25%	0.50%	0.50%	399,228
Class R3	—	0.25%	0.25%	0.25%	187,337
Class 529A	—	0.25%	0.25%	0.22%	2,836
Class 529B	0.75%	0.25%	1.00%	1.00%	580
Class 529C	0.75%	0.25%	1.00%	1.00%	4,494
Total Distribution and Service Fees					$2,401,480

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $4,449, $39, $60, $10, $3, $320, $1, and $1 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$173
Class B	6,807
Class C	1,934
Class 529B	—
Class 529C	1

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 29, 2016, this waiver amounted to $821 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2016, were as follows:

	Fee	Waiver
Class 529A	$1,134	$567
Class 529B	58	29
Class 529C	450	225
Total Program Manager Fees and Waivers	$1,642	$821

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $113,294, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,252,509.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0094% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $105 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $855 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $8,734 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 29, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $5,624,803 and $12,004,648, respectively. The sales transactions resulted in net realized gains (losses) of $(1,170,913).

On March 18, 2015, MFS purchased 1,445 shares of Class I for an aggregate amount of $25,994.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $1,375,297,409 and $1,686,924,092, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,351,602	$249,419,634	25,761,448	$434,059,715
Class B	32,448	494,821	82,969	1,374,515
Class C	283,646	4,149,924	806,647	13,111,390
Class I	16,634,160	266,663,268	48,867,468	884,069,791
Class R1	13,462	190,927	53,694	864,071
Class R2	1,030,075	15,492,266	3,062,773	51,036,056
Class R3	874,484	13,441,825	2,335,740	39,748,666
Class R4	2,362,031	36,635,831	5,235,464	89,945,000
Class R5	15,574,539	238,607,881	25,520,269	434,683,969
Class 529A	14,073	215,350	29,634	509,312
Class 529B	547	7,990	2,076	33,456
Class 529C	2,499	35,409	9,954	158,597
	53,173,566	$825,355,126	111,768,136	$1,949,594,538

Shares issued to shareholders in reinvestment of distributions
Class A	967,727	$15,135,244	1,314,652	$21,665,465
Class B	3,595	54,285	9,844	156,227
Class C	24,676	363,730	43,975	682,930
Class I	2,154,640	34,797,443	2,157,499	36,699,053
Class R1	1,698	24,674	4,026	61,593
Class R2	148,079	2,243,401	205,523	3,282,204
Class R3	156,313	2,419,727	282,774	4,609,216
Class R4	394,308	6,166,970	747,936	12,325,993
Class R5	3,318,907	51,642,198	4,499,401	73,790,177
Class 529A	2,497	38,505	2,978	48,384
Class 529B	35	507	183	2,822
Class 529C	609	8,790	1,022	15,559
	7,173,084	$112,895,474	9,269,813	$153,339,623

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(18,073,110)	$(272,079,877)	(20,588,024)	$(350,841,007)
Class B	(126,741)	(1,877,392)	(356,450)	(5,905,536)
Class C	(672,566)	(9,864,607)	(1,197,789)	(19,367,452)
Class I	(16,877,985)	(268,095,801)	(25,928,712)	(459,211,876)
Class R1	(50,367)	(714,748)	(79,342)	(1,263,041)
Class R2	(1,370,479)	(20,515,712)	(2,959,541)	(49,394,721)
Class R3	(1,988,602)	(30,285,444)	(5,200,590)	(88,179,329)
Class R4	(2,832,243)	(44,485,329)	(15,183,056)	(259,923,975)
Class R5	(32,249,289)	(498,958,106)	(9,305,492)	(160,868,507)
Class 529A	(21,655)	(330,878)	(18,777)	(319,162)
Class 529B	(2,882)	(42,750)	(4,596)	(72,458)
Class 529C	(6,936)	(100,825)	(11,785)	(182,386)
	(74,272,855)	$(1,147,351,469)	(80,834,154)	$(1,395,529,450)

Net change
Class A	(753,781)	$(7,524,999)	6,488,076	$104,884,173
Class B	(90,698)	(1,328,286)	(263,637)	(4,374,794)
Class C	(364,244)	(5,350,953)	(347,167)	(5,573,132)
Class I	1,910,815	33,364,910	25,096,255	461,556,968
Class R1	(35,207)	(499,147)	(21,622)	(337,377)
Class R2	(192,325)	(2,780,045)	308,755	4,923,539
Class R3	(957,805)	(14,423,892)	(2,582,076)	(43,821,447)
Class R4	(75,904)	(1,682,528)	(9,199,656)	(157,652,982)
Class R5	(13,355,843)	(208,708,027)	20,714,178	347,605,639
Class 529A	(5,085)	(77,023)	13,835	238,534
Class 529B	(2,300)	(34,253)	(2,337)	(36,180)
Class 529C	(3,828)	(56,626)	(809)	(8,230)
	(13,926,205)	$(209,100,869)	40,203,795	$707,404,711

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 20%, 5%, 5%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $12,804 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,081,615	548,447,214	(563,877,292)	73,651,537

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$61,213	$73,651,537

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® TECHNOLOGY FUND

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Alphabet, Inc., “A”	12.3%
Facebook, Inc., “A”	7.4%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.1%
Visa, Inc., “A”	4.3%
Cisco Systems, Inc.	4.2%
Salesforce.com, Inc.	4.2%
Apple, Inc.	3.6%
Hewlett Packard Enterprise	3.3%
Microchip Technology, Inc.	3.1%

Top five industries (i)
Internet	21.8%
Computer Software	18.8%
Computer Software - Systems	13.1%
Business Services	8.7%
Other Banks & Diversified Financials	7.3%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 2/29/16 and may not agree with the Portfolio of Investments due to the equivalent exposure of equity options.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.24%	$1,000.00	$996.36	$6.15
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
B	Actual	1.99%	$1,000.00	$992.24	$9.86
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
C	Actual	1.99%	$1,000.00	$992.23	$9.86
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
I	Actual	0.99%	$1,000.00	$997.34	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R1	Actual	1.99%	$1,000.00	$992.21	$9.86
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
R2	Actual	1.49%	$1,000.00	$994.94	$7.39
	Hypothetical (h)	1.49%	$1,000.00	$1,017.45	$7.47
R3	Actual	1.24%	$1,000.00	$996.35	$6.15
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R4	Actual	0.99%	$1,000.00	$997.67	$4.92
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R5	Actual	0.91%	$1,000.00	$997.73	$4.52
	Hypothetical (h)	0.91%	$1,000.00	$1,020.34	$4.57

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.9%
Issuer	Shares/Par	Value ($)
Broadcasting - 1.6%
Time Warner, Inc.	105,955	$7,014,222

Brokerage & Asset Managers - 2.5%
Intercontinental Exchange, Inc.	18,667	$4,451,333
NASDAQ, Inc.	106,164	6,719,120

		$11,170,453
Business Services - 9.0%
Accenture PLC, “A”	42,119	$4,222,851
Cognizant Technology Solutions Corp., “A” (a)	142,788	8,136,060
CoStar Group, Inc. (a)	10,179	1,802,294
Equifax, Inc.	40,888	4,288,333
Fidelity National Information Services, Inc.	120,597	7,024,775
Fiserv, Inc. (a)	67,906	6,493,851
Gartner, Inc. (a)	39,370	3,244,088
Global Payments, Inc.	69,561	4,239,743

		$39,451,995
Computer Software - 18.9%
Adobe Systems, Inc. (a)	144,282	$12,285,612
Cadence Design Systems, Inc. (a)	127,009	2,737,042
Enghouse Systems Ltd.	62,373	2,527,190
Intuit, Inc.	68,281	6,598,676
Microsoft Corp.	573,130	29,160,854
Qlik Technologies, Inc. (a)	122,972	2,855,410
Red Hat, Inc. (a)	133,197	8,704,424
Salesforce.com, Inc. (a)	269,186	18,237,352

		$83,106,560
Computer Software - Systems - 13.4%
Apple, Inc. (s)	161,903	$15,654,401
Constellation Software, Inc.	5,946	2,480,884
EPAM Systems, Inc. (a)	35,946	2,457,987
Globant S.A. (a)(l)	45,382	1,400,035
Hewlett Packard Enterprise	1,087,223	14,427,449
Hortonworks, Inc. (a)(l)	182,902	2,112,518
IMS Health Holdings, Inc. (a)	101,957	2,628,451
Kinaxis, Inc. (a)	67,369	1,961,819
Proofpoint, Inc. (a)	3,670	171,903
Sabre Corp.	130,674	3,547,799

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
ServiceNow, Inc. (a)	50,790	$2,792,942
Splunk, Inc. (a)	34,540	1,505,944
SS&C Technologies Holdings, Inc.	59,165	3,448,728
Vantiv, Inc., “A” (a)	36,859	1,918,142
Workday, Inc. (a)	37,116	2,243,662

		$58,752,664
Consumer Services - 1.7%
Priceline Group, Inc. (a)	5,754	$7,280,018

Electrical Equipment - 1.3%
Amphenol Corp., “A”	104,894	$5,566,725

Electronics - 5.6%
Broadcom Corp.	34,400	$4,608,568
Microchip Technology, Inc.	300,895	13,386,819
NVIDIA Corp.	58,055	1,820,605
NXP Semiconductors N.V. (a)	24,950	1,777,438
Silicon Laboratories, Inc. (a)	72,536	2,992,110

		$24,585,540
Entertainment - 0.8%
Netflix, Inc. (a)	39,270	$3,668,211

Internet - 22.2%
Alibaba Group Holding Ltd., ADR (a)	25,751	$1,771,926
Alphabet, Inc., “A” (a)(s)	75,142	53,893,345
Facebook, Inc., “A “ (a)(s)	303,211	32,419,320
LinkedIn Corp., “A” (a)	31,809	3,727,697
Marketo, Inc. (a)	56,621	955,196
Twitter, Inc. (a)	45,603	826,326
Yahoo!, Inc. (a)	114,905	3,652,830

		$97,246,640
Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	24,400	$1,567,456

Network & Telecom - 4.2%
Cisco Systems, Inc.	704,692	$18,448,837

Other Banks & Diversified Financials - 7.2%
MasterCard, Inc., “A”	147,277	$12,801,317
Visa, Inc., “A”	263,009	19,039,222

		$31,840,539

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 6.1%
Amazon.com, Inc. (a)	48,350	$26,714,342

Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	54,386	$5,014,389
SBA Communications Corp. (a)	38,652	3,667,688

		$8,682,077
Total Common Stocks (Identified Cost, $348,720,157)		$425,096,279

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.49%, at Cost and Net Asset Value (j)	1,410,210	$1,410,210

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
Computer Software - Systems - 0.0%
Workday, Inc. - March 2016 @ $50	227	$20,657

Electronics - 0.0%
Tower Semiconductor Ltd. - April 2016 @ $12	327	$11,445

Internet - 0.1%
Sina Corp. - March 2016 @ $50	146	$93,440

Specialty Stores - 0.0%
Amazon.com, Inc. - March 2016 @ $500	192	$52,224

Telecommunications - Wireless - 0.0%
American Tower Corp. - April 2016 @ $90	124	$27,900
SBA Communications Corp. - March 2016 @ $90	228	19,608
Total Put Options Purchased (Premiums Paid, $498,480)		$225,274

	Strike Price	First Exercise	Shares/Par
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	6	$11

7

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.1%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	9,376,466	$9,376,466
Total Investments (Identified Cost, $360,005,313)		$436,108,240

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - (0.1)%
Business Services - 0.0%
Accenture PLC - March 2016 @ $103	(130)	$(15,990)
Costar Group, Inc. - March 2016 @ $180	(101)	(25,250)

		$(41,240)
Computer Software - 0.0%
Intuit, Inc. - March 2016 @ $105	(220)	$(4,400)
Salesforce.com, Inc. - March 2016 @ $73	(272)	(17,136)

		$(21,536)
Computer Software - Systems - 0.0%
Splunk, Inc. - March 2016 @ $45	(241)	$(38,560)
Workday, Inc. - March 2016 @ $66	(227)	(42,449)

		$(81,009)
Internet - 0.0%
Alphabet, Inc. - March 2016 @ $755	(59)	$(18,054)

Leisure & Toys - 0.0%
Electronic Arts, Inc. - March 2016 @ $69	(244)	$(9,760)

Specialty Stores - (0.1)%
Amazon.com, Inc. - March 2016 @ $555	(96)	$(148,800)

Telecommunications - Wireless - 0.0%
SBA Communications Corp. - March 2016 @ $100	(92)	$(13,340)
SBA Communications Corp. - March 2016 @ $105	(138)	(4,140)

		$(17,480)
Total Call Options Written (Premiums Received, $233,730)		$(337,879)

Put Options Written - 0.0%
Leisure & Toys - 0.0%
Electronic Arts, Inc. - March 2016 @ $56 (Premiums Received, $6,338)	(178)	$(1,602)

8

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (0.8)%
Issuer	Shares/Par	Value ($)
Electronics - (0.8)%
Corning, Inc.	(72,200)	$(1,321,260)
Linear Technology Corp.	(50,100)	(2,185,362)
Total Securities Sold Short (Proceeds Received, $3,355,123)		$(3,506,622)

Other Assets, Less Liabilities - 1.5%		6,479,088
Net Assets - 100.0%		$438,741,225

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At February 29, 2016, the fund had cash collateral of $4,529,470 and other liquid securities with an aggregate value of $4,244,222 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $350,628,847)	$426,731,774
Underlying affiliated funds, at cost and value	9,376,466
Total investments, at value, including $1,372,350 of securities on loan (identified cost, $360,005,313)	$436,108,240
Foreign currency, at value (identified cost, $4,707)	4,702
Deposits with brokers	4,529,470
Receivables for
Fund shares sold	3,778,164
Interest and dividends	381,810
Other assets	2,361
Total assets	$444,804,747
Liabilities
Payables for
Securities sold short, at value (proceeds received, $3,355,123)	$3,506,622
Fund shares reacquired	644,031
Written options outstanding, at value (premiums received, $240,068)	339,481
Collateral for securities loaned, at value	1,410,210
Payable to affiliates
Investment adviser	36,656
Shareholder servicing costs	109,744
Distribution and service fees	15,645
Payable for independent Trustees’ compensation	864
Accrued expenses and other liabilities	269
Total liabilities	$6,063,522
Net assets	$438,741,225
Net assets consist of
Paid-in capital	$358,774,916
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	75,851,851
Accumulated net realized gain (loss) on investments and foreign currency	6,412,265
Accumulated net investment loss	(2,297,807)
Net assets	$438,741,225
Shares of beneficial interest outstanding	18,806,284

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$253,028,889	10,709,004	$23.63
Class B	21,272,333	1,011,798	21.02
Class C	51,846,104	2,470,768	20.98
Class I	56,794,523	2,273,053	24.99
Class R1	2,551,228	121,814	20.94
Class R2	15,416,746	678,014	22.74
Class R3	12,503,059	529,338	23.62
Class R4	1,933,693	79,330	24.38
Class R5	23,394,650	933,165	25.07

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.07 [100 / 94.25 x $23.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$1,726,501
Interest	11,089
Dividends from underlying affiliated funds	14,170
Foreign taxes withheld	(2,490)
Total investment income	$1,749,270
Expenses
Management fee	$1,579,390
Distribution and service fees	710,851
Shareholder servicing costs	293,664
Administrative services fee	37,656
Independent Trustees’ compensation	5,157
Custodian fee	22,260
Shareholder communications	21,666
Audit and tax fees	28,012
Legal fees	1,416
Dividend and interest expense on securities sold short	27,737
Miscellaneous	77,808
Total expenses	$2,805,617
Reduction of expenses by investment adviser and distributor	(20,939)
Net expenses	$2,784,678
Net investment loss	$(1,035,408)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,493,689
Written options	462,810
Securities sold short	306,210
Foreign currency	(1,337)
Net realized gain (loss) on investments and foreign currency	$9,261,372
Change in unrealized appreciation (depreciation)
Investments	$(18,040,560)
Written options	(104,818)
Securities sold short	(274,567)
Translation of assets and liabilities in foreign currencies	(164)
Net unrealized gain (loss) on investments and foreign currency translation	$(18,420,109)
Net realized and unrealized gain (loss) on investments and foreign currency	$(9,158,737)
Change in net assets from operations	$(10,194,145)
See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment loss	$(1,035,408)	$(2,330,886)
Net realized gain (loss) on investments and foreign currency	9,261,372	19,392,856
Net unrealized gain (loss) on investments and foreign currency translation	(18,420,109)	(4,733,225)
Change in net assets from operations	$(10,194,145)	$12,328,745
Distributions declared to shareholders
From net realized gain on investments	$(17,116,057)	$(10,909,819)
Change in net assets from fund share transactions	$111,782,076	$55,669,659
Total change in net assets	$84,471,874	$57,088,585
Net assets
At beginning of period	354,269,351	297,180,766
At end of period (including accumulated net investment loss of $2,297,807 and $1,262,399, respectively)	$438,741,225	$354,269,351

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.62		$24.47	$19.41	$16.80	$14.50	$11.80
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.15)	$(0.13)	$(0.12)	$(0.17)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.15	5.19	2.73	2.47	2.79
Total from investment operations	$(0.00)		$1.00	$5.06	$2.61	$2.30	$2.70
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$23.63		$24.62	$24.47	$19.41	$16.80	$14.50
Total return (%) (r)(s)(t)(x)	(0.36	)(n)	4.18	26.07	15.54	15.86	22.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.30	1.33	1.55	1.45	1.52
Expenses after expense reductions (f)	1.24	(a)	1.29	1.32	1.54	1.45	1.52
Net investment loss	(0.40	)(a)	(0.60)	(0.58)	(0.70)	(1.08)	(0.61)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$253,029		$199,313	$171,020	$141,147	$143,595	$96,785
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.23	(a)	1.27	1.28	1.36	1.38	1.43

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.09		$22.20	$17.75	$15.48	$13.45	$11.03
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.30)	$(0.27)	$(0.23)	$(0.27)	$(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.04	4.72	2.50	2.30	2.60
Total from investment operations	$(0.08)		$0.74	$4.45	$2.27	$2.03	$2.42
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$21.02		$22.09	$22.20	$17.75	$15.48	$13.45
Total return (%) (r)(s)(t)(x)	(0.78	)(n)	3.41	25.07	14.66	15.09	21.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.05	2.08	2.30	2.20	2.27
Expenses after expense reductions (f)	1.99	(a)	2.04	2.07	2.29	2.20	2.27
Net investment loss	(1.16	)(a)	(1.35)	(1.34)	(1.44)	(1.83)	(1.35)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$21,272		$18,791	$16,190	$13,009	$12,911	$11,365
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.98	(a)	2.02	2.03	2.12	2.13	2.18

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.05		$22.16	$17.71	$15.45	$13.43	$11.01
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.30)	$(0.28)	$(0.24)	$(0.27)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.04	4.73	2.50	2.29	2.61
Total from investment operations	$(0.08)		$0.74	$4.45	$2.26	$2.02	$2.42
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$20.98		$22.05	$22.16	$17.71	$15.45	$13.43
Total return (%) (r)(s)(t)(x)	(0.78	)(n)	3.42	25.13	14.63	15.04	21.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.05	2.07	2.30	2.20	2.27
Expenses after expense reductions (f)	1.99	(a)	2.04	2.07	2.30	2.20	2.27
Net investment loss	(1.16	)(a)	(1.35)	(1.34)	(1.45)	(1.83)	(1.37)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$51,846		$43,037	$35,998	$25,026	$23,940	$19,251
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.98	(a)	2.02	2.03	2.12	2.13	2.18

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.96		$25.69	$20.33	$17.56	$15.11	$12.26
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.08)	$(0.08)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.04	(g)	1.21	5.44	2.85	2.59	2.91
Total from investment operations	$0.02		$1.12	$5.36	$2.77	$2.45	$2.85
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$24.99		$25.96	$25.69	$20.33	$17.56	$15.11
Total return (%) (r)(s)(x)	(0.27	)(n)	4.45	26.36	15.77	16.21	23.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.05	1.08	1.30	1.20	1.27
Expenses after expense reductions (f)	0.99	(a)	1.04	1.07	1.30	1.20	1.27
Net investment loss	(0.19	)(a)	(0.35)	(0.35)	(0.45)	(0.83)	(0.38)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$56,795		$56,619	$40,359	$30,615	$21,898	$10,833
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.98	(a)	1.02	1.04	1.12	1.12	1.18

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.01		$22.12	$17.68	$15.42	$13.41	$10.99
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.30)	$(0.27)	$(0.23)	$(0.26)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.04	4.71	2.49	2.27	2.61
Total from investment operations	$(0.08)		$0.74	$4.44	$2.26	$2.01	$2.42
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$20.94		$22.01	$22.12	$17.68	$15.42	$13.41
Total return (%) (r)(s)(x)	(0.78	)(n)	3.43	25.11	14.66	14.99	22.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.05	2.08	2.30	2.21	2.27
Expenses after expense reductions (f)	1.99	(a)	2.04	2.07	2.30	2.21	2.27
Net investment loss	(1.16	)(a)	(1.36)	(1.34)	(1.45)	(1.82)	(1.39)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$2,551		$2,516	$2,033	$1,542	$1,666	$1,831
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.98	(a)	2.02	2.04	2.12	2.13	2.18

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$23.76		$23.70	$18.85	$16.36	$14.15	$11.54
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.20)	$(0.18)	$(0.16)	$(0.20)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.11	5.03	2.65	2.41	2.73
Total from investment operations	$(0.03)		$0.91	$4.85	$2.49	$2.21	$2.61
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$22.74		$23.76	$23.70	$18.85	$16.36	$14.15
Total return (%) (r)(s)(x)	(0.51	)(n)	3.93	25.73	15.22	15.62	22.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.55	1.58	1.79	1.70	1.77
Expenses after expense reductions (f)	1.49	(a)	1.54	1.58	1.79	1.70	1.77
Net investment loss	(0.66	)(a)	(0.84)	(0.83)	(0.94)	(1.33)	(0.87)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$15,417		$14,946	$17,123	$15,890	$17,748	$15,911
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.48	(a)	1.52	1.54	1.62	1.63	1.68

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$24.61		$24.46	$19.41	$16.80	$14.49	$11.79
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.15)	$(0.13)	$(0.12)	$(0.17)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.15	5.18	2.73	2.48	2.79
Total from investment operations	$—		$1.00	$5.05	$2.61	$2.31	$2.70
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$23.62		$24.61	$24.46	$19.41	$16.80	$14.49
Total return (%) (r)(s)(x)	(0.37	)(n)	4.18	26.02	15.54	15.94	22.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.30	1.33	1.55	1.45	1.52
Expenses after expense reductions (f)	1.24	(a)	1.29	1.32	1.55	1.45	1.52
Net investment loss	(0.41	)(a)	(0.60)	(0.59)	(0.70)	(1.08)	(0.63)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$12,503		$9,732	$10,626	$8,863	$8,720	$5,949
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.23	(a)	1.27	1.29	1.37	1.38	1.43

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.34		$25.10	$19.86	$17.15	$14.76	$11.98
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.08)	$(0.08)	$(0.14)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.05	(g)	1.18	5.32	2.79	2.53	2.83
Total from investment operations	$0.03		$1.09	$5.24	$2.71	$2.39	$2.78
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—	$—	$—
Net asset value, end of period (x)	$24.38		$25.34	$25.10	$19.86	$17.15	$14.76
Total return (%) (r)(s)(x)	(0.23	)(n)	4.44	26.38	15.80	16.19	23.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.05	1.07	1.29	1.20	1.26
Expenses after expense reductions (f)	0.99	(a)	1.04	1.07	1.29	1.20	1.26
Net investment loss	(0.16	)(a)	(0.37)	(0.34)	(0.45)	(0.84)	(0.32)
Portfolio turnover	20	(n)	43	38	54	68	106
Net assets at end of period (000 omitted)	$1,934		$2,234	$1,403	$1,269	$823	$368
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.98	(a)	1.02	1.04	1.12	1.12	1.17

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R5			2015	2014	2013 (i)

Net asset value, beginning of period	$26.03		$25.73	$20.34	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.07)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.04	(g)	1.22	5.46	2.70
Total from investment operations	$0.03		$1.15	$5.39	$2.66
Less distributions declared to shareholders
From net realized gain on investments	$(0.99)		$(0.85)	$—	$—
Net asset value, end of period (x)	$25.07		$26.03	$25.73	$20.34
Total return (%) (r)(s)(x)	(0.23	)(n)	4.57	26.50	15.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.95	0.97	1.13	(a)
Expenses after expense reductions (f)	0.91	(a)	0.94	0.96	1.13	(a)
Net investment income (loss)	(0.07	)(a)	(0.27)	(0.28)	(0.35	)(a)
Portfolio turnover	20	(n)	43	38	54
Net assets at end of period (000 omitted)	$23,395		$7,079	$2,429	$116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.92	0.95	1.01	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’s inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

23

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the

24

Notes to Financial Statements (unaudited) – continued

type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$413,297,389	$—	$—	$413,297,389
Canada	6,969,891	—	—	6,969,891
China	1,771,926	93,440	—	1,865,366
Netherlands	1,777,438	—	—	1,777,438
Argentina	1,400,035	—	—	1,400,035
Israel	—	11,445	—	11,445
Mutual Funds	10,786,676	—	—	10,786,676
Total Investments	$436,003,355	$104,885	$—	$436,108,240
Short Sales	$(3,506,622)	$—	$—	$(3,506,622)

Other Financial Instruments
Written Options	$(302,869)	$(36,612)	$—	$(339,481)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

25

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 29, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$225,274	$—
Equity	Written Equity Options	—	(339,481)
Total		$225,274	$(339,481)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 29, 2016 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(727,491)	$462,810

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 29, 2016 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$224,949	$(104,816)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk

26

Notes to Financial Statements (unaudited) – continued

whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master

27

Notes to Financial Statements (unaudited) – continued

Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended February 29, 2016:

	Number of contracts	Premiums received
Outstanding, beginning of period	254	$15,702
Options written	30,671	1,863,798
Options closed	(7,218)	(624,244)
Options exercised	(1,159)	(71,192)
Options expired	(20,550)	(943,996)
Outstanding, end of period	1,998	$240,068

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

28

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2016, this expense amounted to $27,737. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,372,350. The fair value of the fund’s investment securities on loan and a related liability of $1,410,210 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

29

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 29, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

30

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals and treaing a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$260,665
Long-term capital gains	10,649,154
Total distributions	$10,909,819

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$360,411,289
Gross appreciation	88,717,152
Gross depreciation	(13,020,201)
Net unrealized appreciation (depreciation)	$75,696,951

As of 8/31/15
Undistributed long-term capital gain	17,115,730
Post-October capital loss deferral	(200,566)
Late year ordinary loss deferral	(1,261,459)
Other temporary differences	(2,114,707)
Net unrealized appreciation (depreciation)	93,737,513

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

31

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15
Class A	$9,437,848	$6,168,353
Class B	911,554	639,077
Class C	2,147,974	1,427,980
Class I	2,507,389	1,439,815
Class R1	127,045	76,932
Class R2	631,886	619,660
Class R3	425,776	328,090
Class R4	74,453	92,251
Class R5	852,132	117,661
Total	$17,116,057	$10,909,819

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $15,908, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $124,199 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$294,715
Class B	0.75%	0.25%	1.00%	1.00%	104,633
Class C	0.75%	0.25%	1.00%	1.00%	245,044
Class R1	0.75%	0.25%	1.00%	1.00%	13,858
Class R2	0.25%	0.25%	0.50%	0.50%	38,528
Class R3	—	0.25%	0.25%	0.25%	14,073
Total Distribution and Service Fees					$710,851

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $4,696, $93, and $242 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$116
Class B	18,767
Class C	2,060

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $66,200, which equated to 0.0315% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $227,464.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

33

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $103 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $849 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $477 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 5,844 shares of Class R5 for an aggregate amount of $151,886.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than purchased option transactions, in-kind transactions, short sales, and short-term obligations, aggregated $186,432,471 and $82,143,886, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,419,411	$87,743,718	2,241,507	$55,525,093
Class B	209,559	4,764,756	247,401	5,526,117
Class C	640,810	14,498,040	500,699	11,142,225
Class I	1,792,007	48,277,929	1,143,006	29,588,966
Class R1	37,496	849,089	48,003	1,060,935
Class R2	156,647	3,853,859	176,978	4,207,508
Class R3	165,173	4,178,086	124,472	3,073,906
Class R4	40,203	981,542	77,437	1,980,406
Class R5	726,555	18,995,763	205,623	5,378,549
	7,187,861	$184,142,782	4,765,126	$117,483,705

Shares issued to shareholders in reinvestment of distributions
Class A	351,762	$9,145,809	247,815	$5,935,159
Class B	38,326	888,406	28,581	617,360
Class C	80,131	1,853,426	55,394	1,194,300
Class I	65,685	1,805,022	40,833	1,028,984
Class R1	5,501	127,008	3,575	76,932
Class R2	24,051	602,249	26,342	609,819
Class R3	16,376	425,776	13,705	328,090
Class R4	2,777	74,453	3,750	92,251
Class R5	10,949	301,867	4,660	117,661
	595,558	$15,224,016	424,655	$10,000,556

Shares reacquired
Class A	(1,156,850)	$(28,167,331)	(1,384,224)	$(34,114,765)
Class B	(86,769)	(1,972,465)	(154,582)	(3,449,270)
Class C	(202,000)	(4,513,114)	(228,706)	(5,110,461)
Class I	(1,765,936)	(44,543,112)	(573,781)	(14,838,971)
Class R1	(35,506)	(789,331)	(29,169)	(651,327)
Class R2	(131,773)	(3,151,672)	(296,804)	(7,132,965)
Class R3	(47,590)	(1,186,939)	(177,203)	(4,403,786)
Class R4	(51,806)	(1,254,884)	(48,919)	(1,259,257)
Class R5	(76,360)	(2,005,874)	(32,669)	(853,800)
	(3,554,590)	$(87,584,722)	(2,926,057)	$(71,814,602)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	2,614,323	$68,722,196	1,105,098	$27,345,487
Class B	161,116	3,680,697	121,400	2,694,207
Class C	518,941	11,838,352	327,387	7,226,064
Class I	91,756	5,539,839	610,058	15,778,979
Class R1	7,491	186,766	22,409	486,540
Class R2	48,925	1,304,436	(93,484)	(2,315,638)
Class R3	133,959	3,416,923	(39,026)	(1,001,790)
Class R4	(8,826)	(198,889)	32,268	813,400
Class R5	661,144	17,291,756	177,614	4,642,410
	4,228,829	$111,782,076	2,263,724	$55,669,659

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $591 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,640,239	92,763,112	(99,026,885)	9,376,466

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,170	$9,376,466

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® U.S. GOVERNMENT

CASH RESERVE FUND

LMM-SEM

MFS® U.S. GOVERNMENT CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	36.0%
A-1	64.2%
Not Rated	0.0%
Other Assets Less Liabilities	(0.2)%

Maturity breakdown (u)
0 - 7 days	32.1%
8 - 29 days	31.7%
30 - 59 days	25.6%
60 - 89 days	2.8%
90 - 365 days	8.0%
Other Assets Less Liabilities	(0.2)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
B	Actual	0.16%	$1,000.00	$1,000.00	$0.80
	Hypothetical (h)	0.16%	$1,000.00	$1,024.07	$0.81
C	Actual	0.16%	$1,000.00	$1,000.00	$0.80
	Hypothetical (h)	0.16%	$1,000.00	$1,024.07	$0.81
R1	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
R2	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
R3	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
R4	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
529A	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
529B	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75
529C	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.12	$0.75

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 100.2%
Issuer	Shares/Par	Value ($)
Federal Home Loan Bank, 0.275%, due 3/01/16	$6,555,000	$6,555,000
Federal Home Loan Bank, 0.28%, due 3/02/16	2,840,000	2,839,978
Federal Home Loan Bank, 0.305%, due 3/02/16	7,700,000	7,699,936
Federal Home Loan Bank, 0.31%, due 3/02/16	8,662,000	8,661,927
Federal Home Loan Bank, 0.3%, due 3/03/16	1,000,000	999,984
Federal Home Loan Bank, 0.285%, due 3/04/16	4,223,000	4,222,901
Federal Home Loan Bank, 0.295%, due 3/04/16	13,200,000	13,199,681
Federal Home Loan Bank, 0.28%, due 3/07/16	6,758,000	6,757,690
Federal Home Loan Bank, 0.285%, due 3/07/16	11,964,000	11,963,442
Federal Home Loan Bank, 0.295%, due 3/08/16	18,606,000	18,604,951
Federal Home Loan Bank, 0.28%, due 3/09/16	12,182,000	12,181,256
Federal Home Loan Bank, 0.29%, due 3/11/16	5,159,000	5,158,592
Federal Home Loan Bank, 0.305%, due 3/11/16	12,915,000	12,913,924
Federal Home Loan Bank, 0.28%, due 3/15/16	16,709,000	16,707,213
Federal Home Loan Bank, 0.31%, due 3/16/16	3,171,000	3,170,597
Federal Home Loan Bank, 0.305%, due 3/17/16	13,275,000	13,273,230
Federal Home Loan Bank, 0.313%, due 3/18/16	4,000,000	3,999,418
Federal Home Loan Bank, 0.305%, due 3/21/16	3,284,000	3,283,453
Federal Home Loan Bank, 0.31%, due 3/23/16	5,776,000	5,774,923
Federal Home Loan Bank, 0.305%, due 4/01/16	7,028,000	7,026,184
Federal Home Loan Bank, 0.315%, due 4/13/16	10,510,000	10,506,108
Federal Home Loan Bank, 0.325%, due 4/13/16	4,995,000	4,993,091
Federal Home Loan Bank, 0.336%, due 4/15/16	13,250,000	13,244,534
Federal Home Loan Bank, 0.376%, due 4/15/16	5,743,000	5,740,344
Federal Home Loan Bank, 0.366%, due 4/22/16	585,000	584,696
Federal Home Loan Bank, 0.376%, due 4/26/16	9,600,000	9,594,475
Federal Home Loan Bank, 0.366%, due 5/11/16	3,164,000	3,161,754
U.S. Treasury Bill, 0.112%, due 3/03/16	12,217,000	12,216,925
U.S. Treasury Bill, 0.198%, due 3/03/16	12,700,000	12,699,862
U.S. Treasury Bill, 0.188%, due 3/24/16	15,220,000	15,218,201
U.S. Treasury Bill, 0.264%, due 3/24/16	13,315,000	13,312,788
U.S. Treasury Bill, 0.107%, due 3/31/16	6,450,000	6,449,436
U.S. Treasury Bill, 0.249%, due 4/07/16	22,133,000	22,127,427
U.S. Treasury Bill, 0.254%, due 4/21/16	4,726,000	4,724,326
U.S. Treasury Bill, 0.29%, due 5/19/16	6,000,000	5,996,248
U.S. Treasury Bill, 0.438%, due 8/18/16	13,370,000	13,342,851
U.S. Treasury Bill, 0.448%, due 8/25/16	13,370,000	13,341,076
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$332,248,422

Other Assets, Less Liabilities - (0.2)%		(759,077)
Net Assets - 100.0%		$331,489,345

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$332,248,422
Cash	675
Receivable for fund shares sold	293,970
Receivable from investment adviser and distributor	15,619
Other assets	1,872
Total assets	$332,560,558
Liabilities
Payable for fund shares reacquired	$914,057
Payable to affiliate for shareholder servicing costs	124,440
Payable for independent Trustees’ compensation	8,796
Accrued expenses and other liabilities	23,920
Total liabilities	$1,071,213
Net assets	$331,489,345
Net assets consist of
Paid-in capital	$331,706,338
Accumulated net realized gain (loss) on investments	(207,379)
Accumulated net investment loss	(9,614)
Net assets	$331,489,345
Shares of beneficial interest outstanding	331,719,348

	Net assets	Shares outstanding	Net asset value per share
Class A	$131,878,221	131,967,269	$1.00
Class B	23,474,173	23,492,715	1.00
Class C	51,318,875	51,353,323	1.00
Class R1	13,651,908	13,661,612	1.00
Class R2	54,719,313	54,757,478	1.00
Class R3	35,334,727	35,360,874	1.00
Class R4	2,992,398	2,994,494	1.00
Class 529A	11,363,384	11,370,768	1.00
Class 529B	448,250	448,614	1.00
Class 529C	6,308,096	6,312,201	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$241,730
Expenses
Management fee	$634,077
Distribution and service fees	785,226
Shareholder servicing costs	265,734
Program manager fees	8,962
Administrative services fee	29,638
Independent Trustees’ compensation	5,519
Custodian fee	17,499
Shareholder communications	16,031
Audit and tax fees	17,749
Legal fees	1,360
Miscellaneous	61,992
Total expenses	$1,843,787
Fees paid indirectly	(5)
Reduction of expenses by investment adviser and distributor	(1,602,052)
Net expenses	$241,730
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

7

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	—	2
Change in net assets from operations	$0	$2
Change in net assets from fund share transactions	$15,036,122	$(25,712,680)
Total change in net assets	$15,036,122	$(25,712,678)
Net assets
At beginning of period	316,453,223	342,165,901
At end of period (including accumulated net investment loss of $9,614 and $9,614, respectively)	$331,489,345	$316,453,223

See Notes to Financial Statements

8

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16		Years ended 8/31
Class A			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—		$—	$—	$(0.00	)(w)
From tax return of capital	—		—		—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—		$—	$—	(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92		0.90		0.93	0.93	0.94
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00	(w)
Net assets at end of period (000 omitted)	$131,878		$122,085		$124,550		$145,062	$126,283	$153,634

See Notes to Financial Statements

9

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class B			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.67		1.65		1.68	1.68	1.69
Expenses after expense reductions (f)	0.16	(a)	0.07		0.10		0.15	0.12	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00	(w)
Net assets at end of period (000 omitted)	$23,474		$18,831		$22,982		$30,833	$35,098	$50,379

	Six months ended 2/29/16		Years ended 8/31
Class C			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00		$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.67		1.65		1.68	1.68	1.69
Expenses after expense reductions (f)	0.16	(a)	0.07		0.10		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$51,319		$42,522		$45,662		$58,363	$49,851	$61,943
See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R1			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.67		1.65		1.68	1.68	1.69
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$13,652		$14,363		$16,819		$21,080	$24,361	$28,705

	Six months ended 2/29/16		Years ended 8/31
Class R2			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.17		1.15		1.18	1.18	1.19
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$54,719		$53,058		$57,634		$74,406	$83,723	$104,130

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R3			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92		0.90		0.93	0.93	0.94
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$35,335		$44,872		$53,916		$64,925	$79,029	$85,602

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R4			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—		$—	$—	$(0.00	)(w)
From tax return of capital	—		—		—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—		$—	$—	(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67		0.65		0.68	0.69	0.69
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.12	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00	(w)
Net assets at end of period (000 omitted)	$2,992		$3,034		$2,907		$820	$810	$5,743

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529A			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02		1.00		1.03	1.03	1.04
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$11,363		$11,383		$10,927		$10,897	$10,330	$9,710

	Six months ended 2/29/16		Years ended 8/31
Class 529B			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.77		1.75		1.78	1.78	1.79
Expenses after expense reductions (f)	0.15	(a)	0.07		0.10		0.15	0.12	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$448		$440		$531		$676	$665	$1,073

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529C			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	(w)	0.00	0.00	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.77		1.75		1.78	1.78	1.79
Expenses after expense reductions (f)	0.15	(a)	0.07		0.09		0.15	0.13	0.20
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$6,308		$5,866		$6,240		$6,072	$5,020	$5,525

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

16

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$332,248,422	$—	$332,248,422

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 29, 2016, the fund had no repurchase agreements outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

17

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2015, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended August 31, 2015.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$332,248,422

As of 8/31/15
Capital loss carryforwards	(207,379)
Other temporary differences	(9,614)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

18

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(22,989)
8/31/17	(184,390)
Total	$(207,379)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 29, 2016, MFS voluntarily waived receipt of $622,136 of the fund’s management fee in order to avoid a negative yield. This amount, for the six months ended February 29, 2016, is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $11,941, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 29, 2016, these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 29, 2016, MFS voluntarily agreed to reduce certain other expenses in the amount of $173,787, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.

19

Notes to Financial Statements (unaudited) – continued

One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$154,199
Class B	0.75%	0.25%	1.00%	0.00%	103,548
Class C	0.75%	0.25%	1.00%	0.00%	228,687
Class R1	0.75%	0.25%	1.00%	0.00%	70,773
Class R2	0.25%	0.25%	0.50%	0.00%	132,100
Class R3	—	0.25%	0.25%	0.00%	49,178
Class 529A	—	0.25%	0.25%	0.00%	14,286
Class 529B	0.75%	0.25%	1.00%	0.00%	2,487
Class 529C	0.75%	0.25%	1.00%	0.00%	29,968
Total Distribution and Service Fees					$785,226

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2016. These reductions, for the six months ended February 29, 2016, for Class A and Class 529A amounted to $154,199 and $14,286, respectively, and are included in the reduction of total expenses in the Statement of Operations. During the six months ended February 29, 2016, MFD also voluntarily waived a receipt of $616,741 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$191
Class B	31,126
Class C	6,799
Class 529B	43
Class 529C	201

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

20

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 29, 2016, this waiver amounted to $4,481 and is included in the reduction of total expenses in the Statement of Operations. In addition, MFS voluntarily waived receipt of $4,481 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This voluntary waiver had the effect of reducing the program manager fee by 0.05% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2016, were as follows:

	Fee	Waiver
Class 529A	$5,715	$5,715
Class 529B	249	249
Class 529C	2,998	2,998
Total Program Manager Fees and Waivers	$8,962	$8,962

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $84,935, which equated to 0.0536% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $180,799.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

21

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $572 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $8,778 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $393 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

On September 9, 2015 MFS redeemed 48, 125, 134, 40 and 18 shares each, of Class B, Class R3, Class R4, Class 529A and Class 529C respectively for the aggregate amount of $365. At February 29, 2016, MFS held approximately 87% of the outstanding shares of Class R4.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	39,433,564	$39,433,567	55,042,333	$55,042,338
Class B	11,171,158	11,171,157	10,732,142	10,732,143
Class C	29,870,229	29,870,229	29,557,580	29,557,580
Class R1	2,291,288	2,291,288	5,049,453	5,049,453
Class R2	7,628,645	7,628,646	16,809,554	16,809,552
Class R3	4,087,468	4,087,467	14,573,386	14,573,387
Class R4	101,714	101,713	387,453	387,453
Class 529A	3,032,367	3,032,368	4,984,710	4,984,710
Class 529B	206,816	206,817	225,018	225,018
Class 529C	2,272,745	2,272,744	2,747,481	2,747,481
	100,095,994	$100,095,996	140,109,110	$140,109,115

22

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(29,638,204)	$(29,638,204)	(57,491,363)	$(57,491,364)
Class B	(6,525,279)	(6,525,281)	(14,914,029)	(14,914,033)
Class C	(21,069,443)	(21,069,444)	(32,696,325)	(32,696,325)
Class R1	(3,003,003)	(3,003,003)	(7,504,462)	(7,504,462)
Class R2	(5,967,922)	(5,967,922)	(21,383,600)	(21,383,600)
Class R3	(13,631,931)	(13,631,931)	(23,614,789)	(23,614,789)
Class R4	(142,955)	(142,955)	(260,421)	(260,421)
Class 529A	(3,052,384)	(3,052,384)	(4,522,264)	(4,522,264)
Class 529B	(198,131)	(198,131)	(316,097)	(316,098)
Class 529C	(1,830,619)	(1,830,619)	(3,118,439)	(3,118,439)
	(85,059,871)	$(85,059,874)	(165,821,789)	$(165,821,795)

Net change
Class A	9,795,360	$9,795,363	(2,449,030)	$(2,449,026)
Class B	4,645,879	4,645,876	(4,181,887)	(4,181,890)
Class C	8,800,786	8,800,785	(3,138,745)	(3,138,745)
Class R1	(711,715)	(711,715)	(2,455,009)	(2,455,009)
Class R2	1,660,723	1,660,724	(4,574,046)	(4,574,048)
Class R3	(9,544,463)	(9,544,464)	(9,041,403)	(9,041,402)
Class R4	(41,241)	(41,242)	127,032	127,032
Class 529A	(20,017)	(20,016)	462,446	462,446
Class 529B	8,685	8,686	(91,079)	(91,080)
Class 529C	442,126	442,125	(370,958)	(370,958)
	15,036,123	$15,036,122	(25,712,679)	$(25,712,680)

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $511 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

23

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

24

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® VALUE FUND

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.2%
Johnson & Johnson	3.6%
Philip Morris International, Inc.	3.5%
Wells Fargo & Co.	3.0%
Accenture PLC, “A”	2.6%
Pfizer, Inc.	2.4%
Medtronic PLC	2.2%
Travelers Cos., Inc.	2.1%
3M Co.	2.1%
Honeywell International, Inc.	2.0%

Equity sectors
Financial Services	25.7%
Health Care	14.4%
Industrial Goods & Services	12.3%
Consumer Staples	11.0%
Energy	6.3%
Basic Materials	5.7%
Leisure	4.4%
Special Products & Services	4.1%
Technology	3.6%
Utilities & Communications	3.1%
Retailing	3.0%
Transportation	2.6%
Autos & Housing	2.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	0.87%	$1,000.00	$987.71	$4.30
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
B	Actual	1.62%	$1,000.00	$984.05	$7.99
	Hypothetical (h)	1.62%	$1,000.00	$1,016.81	$8.12
C	Actual	1.62%	$1,000.00	$984.07	$7.99
	Hypothetical (h)	1.62%	$1,000.00	$1,016.81	$8.12
I	Actual	0.62%	$1,000.00	$988.86	$3.07
	Hypothetical (h)	0.62%	$1,000.00	$1,021.78	$3.12
R1	Actual	1.62%	$1,000.00	$983.86	$7.99
	Hypothetical (h)	1.62%	$1,000.00	$1,016.81	$8.12
R2	Actual	1.12%	$1,000.00	$986.54	$5.53
	Hypothetical (h)	1.12%	$1,000.00	$1,019.29	$5.62
R3	Actual	0.87%	$1,000.00	$987.70	$4.30
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
R4	Actual	0.62%	$1,000.00	$988.80	$3.07
	Hypothetical (h)	0.62%	$1,000.00	$1,021.78	$3.12
R5	Actual	0.51%	$1,000.00	$989.43	$2.52
	Hypothetical (h)	0.51%	$1,000.00	$1,022.33	$2.56
529A	Actual	0.87%	$1,000.00	$987.96	$4.30
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
529B	Actual	1.66%	$1,000.00	$983.69	$8.19
	Hypothetical (h)	1.66%	$1,000.00	$1,016.61	$8.32
529C	Actual	1.66%	$1,000.00	$984.05	$8.19
	Hypothetical (h)	1.66%	$1,000.00	$1,016.61	$8.32

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.05% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)
Aerospace - 6.5%
Honeywell International, Inc.	6,676,116	$676,624,351
Lockheed Martin Corp.	2,370,866	511,609,174
Northrop Grumman Corp.	1,700,580	326,885,488
United Technologies Corp.	6,840,663	660,944,859

		$2,176,063,872
Alcoholic Beverages - 1.1%
Diageo PLC	14,804,478	$380,760,110

Automotive - 1.8%
Delphi Automotive PLC	2,998,794	$199,959,584
Harley-Davidson, Inc.	3,388,804	146,294,669
Johnson Controls, Inc.	7,084,733	258,309,365

		$604,563,618
Broadcasting - 3.0%
Omnicom Group, Inc.	6,726,224	$523,367,489
Time Warner, Inc.	4,113,955	272,343,821
Viacom, Inc., “B”	3,087,978	113,791,989
Walt Disney Co.	915,572	87,455,437

		$996,958,736
Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	978,652	$305,300,278
Franklin Resources, Inc.	8,694,548	311,699,546
NASDAQ, Inc.	5,530,114	350,000,915

		$967,000,739
Business Services - 4.1%
Accenture PLC, “A”	8,651,930	$867,442,502
Equifax, Inc.	664,831	69,727,475
Fidelity National Information Services, Inc.	4,598,100	267,839,325
Fiserv, Inc. (a)	1,647,376	157,538,567

		$1,362,547,869
Cable TV - 1.2%
Comcast Corp., “A”	7,261,097	$419,183,130

Chemicals - 5.3%
3M Co.	4,378,220	$686,811,371
E.I. du Pont de Nemours & Co.	4,462,978	271,661,471

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - continued
Monsanto Co.	1,406,837	$126,601,262
PPG Industries, Inc.	7,004,008	676,096,892

		$1,761,170,996
Computer Software - 0.9%
Oracle Corp.	7,820,626	$287,642,624

Computer Software - Systems - 1.1%
International Business Machines Corp.	2,711,032	$355,226,523

Construction - 0.5%
Stanley Black & Decker, Inc.	1,707,555	$160,527,246

Consumer Products - 0.8%
Newell Rubbermaid, Inc.	2,629,016	$99,928,898
Procter & Gamble Co.	2,141,348	171,928,831

		$271,857,729
Containers - 0.5%
Crown Holdings, Inc. (a)	3,480,142	$163,044,653

Electrical Equipment - 3.1%
Danaher Corp.	5,345,236	$477,169,218
Pentair PLC	2,779,015	132,586,806
Tyco International PLC	12,077,693	424,893,240

		$1,034,649,264
Electronics - 1.6%
Analog Devices, Inc.	1,941,403	$102,874,945
Texas Instruments, Inc.	8,348,519	442,638,477

		$545,513,422
Energy - Independent - 1.7%
California Resources Corp.	438,651	$246,566
EOG Resources, Inc.	4,001,691	259,069,475
Occidental Petroleum Corp.	4,727,553	325,350,197

		$584,666,238
Energy - Integrated - 2.9%
Chevron Corp.	4,665,130	$389,258,447
Exxon Mobil Corp.	7,336,369	588,009,975

		$977,268,422

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 4.9%
Archer Daniels Midland Co.	7,086,794	$247,754,318
Danone S.A.	3,857,173	267,571,708
General Mills, Inc.	9,150,071	538,481,678
J.M. Smucker Co.	535,701	68,339,377
Nestle S.A.	7,537,652	527,962,352

		$1,650,109,433
Food & Drug Stores - 1.8%
CVS Health Corp.	6,162,471	$598,807,307

General Merchandise - 0.7%
Target Corp.	3,113,861	$244,282,395

Health Maintenance Organizations - 0.3%
Cigna Corp.	623,644	$87,066,939

Insurance - 7.7%
Aon PLC	5,300,301	$505,065,682
Chubb Ltd.	5,393,442	623,104,354
MetLife, Inc.	12,229,798	483,810,809
Prudential Financial, Inc.	3,776,451	249,585,647
Travelers Cos., Inc.	6,537,638	702,926,838

		$2,564,493,330
Machinery & Tools - 2.8%
Caterpillar, Inc.	1,492,022	$101,009,889
Cummins, Inc.	777,443	75,855,114
Deere & Co.	1,169,333	93,757,120
Eaton Corp. PLC	5,049,509	286,357,655
Illinois Tool Works, Inc.	2,912,584	274,511,042
Ingersoll-Rand Co. Ltd., “A”	1,632,635	90,709,201

		$922,200,021
Major Banks - 11.3%
Bank of New York Mellon Corp.	9,514,234	$336,708,741
Goldman Sachs Group, Inc.	3,793,784	567,284,522
JPMorgan Chase & Co.	24,745,859	1,393,191,862
PNC Financial Services Group, Inc.	3,177,396	258,354,069
State Street Corp.	4,346,272	238,088,780
Wells Fargo & Co.	21,345,917	1,001,550,426

		$3,795,178,400

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	4,443,042	$312,701,296
McKesson Corp.	682,638	106,232,126

		$418,933,422
Medical Equipment - 5.0%
Abbott Laboratories	8,782,530	$340,235,212
Medtronic PLC	9,518,086	736,604,676
St. Jude Medical, Inc.	3,714,346	199,423,237
Thermo Fisher Scientific, Inc.	2,989,103	386,162,217

		$1,662,425,342
Oil Services - 1.6%
Baker Hughes, Inc.	527,344	$22,607,237
National Oilwell Varco, Inc.	5,226,943	152,992,622
Schlumberger Ltd.	5,266,368	377,703,913

		$553,303,772
Other Banks & Diversified Financials - 3.8%
American Express Co.	4,900,839	$272,388,632
BB&T Corp.	5,350,673	172,077,644
Citigroup, Inc.	6,174,587	239,882,705
U.S. Bancorp	15,443,348	594,877,765

		$1,279,226,746
Pharmaceuticals - 8.0%
Johnson & Johnson	11,552,449	$1,215,433,159
Merck & Co., Inc.	9,429,776	473,469,053
Novartis AG	1,213,651	86,618,536
Pfizer, Inc.	27,011,728	801,437,970
Roche Holding AG	348,157	89,176,691

		$2,666,135,409
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	669,766	$60,104,801
Time, Inc.	371,581	5,239,292

		$65,344,093
Railroad & Shipping - 1.2%
Canadian National Railway Co.	3,062,852	$177,339,131
Union Pacific Corp.	2,809,316	221,542,660

		$398,881,791

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 0.5%
Advance Auto Parts, Inc.	694,008	$103,018,548
Bed Bath & Beyond, Inc. (a)	1,254,011	60,129,827

		$163,148,375
Telecommunications - Wireless - 0.2%
Vodafone Group PLC	26,214,306	$79,704,891

Telephone Services - 1.8%
Verizon Communications, Inc.	11,928,931	$605,154,670

Tobacco - 4.1%
Altria Group, Inc.	3,425,972	$210,937,096
Philip Morris International, Inc.	12,873,223	1,171,849,490

		$1,382,786,586

Trucking - 1.4%
United Parcel Service, Inc., “B”	4,808,950	$464,304,123

Utilities - Electric Power - 1.0%
Duke Energy Corp.	3,621,146	$268,978,725
Xcel Energy, Inc.	1,993,702	78,830,977

		$347,809,702
Total Common Stocks (Identified Cost, $24,985,746,982)		$32,997,941,938

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	604,641,427	$604,641,427
Total Investments (Identified Cost, $25,590,388,409)		$33,602,583,365

Other Assets, Less Liabilities - (0.3)%		(109,529,965)
Net Assets - 100.0%		$33,493,053,400

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $24,985,746,982)	$32,997,941,938
Underlying affiliated funds, at cost and value	604,641,427
Total investments, at value (identified cost, $25,590,388,409)	$33,602,583,365
Foreign currency, at value (identified cost, $5,387,271)	5,375,836
Receivables for
Investments sold	3,409,425
Fund shares sold	108,146,643
Interest and dividends	103,416,785
Other assets	148,084
Total assets	$33,823,080,138
Liabilities
Payables for
Investments purchased	$272,035,861
Fund shares reacquired	46,574,881
Payable to affiliates
Investment adviser	1,803,370
Shareholder servicing costs	8,605,230
Distribution and service fees	460,113
Program manager fees	118
Payable for independent Trustees’ compensation	2,580
Accrued expenses and other liabilities	544,585
Total liabilities	$330,026,738
Net assets	$33,493,053,400
Net assets consist of
Paid-in capital	$24,993,321,940
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,011,984,563
Accumulated net realized gain (loss) on investments and foreign currency	388,469,611
Undistributed net investment income	99,277,286
Net assets	$33,493,053,400
Shares of beneficial interest outstanding	1,061,599,444

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,305,176,834	263,660,002	$31.50
Class B	144,122,993	4,600,409	31.33
Class C	1,340,532,980	43,047,029	31.14
Class I	13,909,172,697	439,124,720	31.67
Class R1	25,088,932	811,105	30.93
Class R2	497,959,329	15,957,397	31.21
Class R3	1,550,243,648	49,372,946	31.40
Class R4	2,830,611,356	89,831,287	31.51
Class R5	4,868,668,017	154,505,256	31.51
Class 529A	15,928,676	509,307	31.28
Class 529B	897,318	29,019	30.92
Class 529C	4,650,620	150,967	30.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $33.42 [100 / 94.25 x $31.50] and $33.19 [100 / 94.25 x $31.28], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$420,897,433
Interest	62,111
Dividends from underlying affiliated funds	430,844
Foreign taxes withheld	(705,196)
Total investment income	$420,685,192
Expenses
Management fee	$88,128,127
Distribution and service fees	21,616,223
Shareholder servicing costs	17,125,648
Program manager fees	11,112
Administrative services fee	316,070
Independent Trustees’ compensation	113,010
Custodian fee	404,486
Shareholder communications	682,816
Audit and tax fees	33,169
Legal fees	140,595
Miscellaneous	717,780
Total expenses	$129,289,036
Fees paid indirectly	(806)
Reduction of expenses by investment adviser and distributor	(6,458,264)
Net expenses	$122,829,966
Net investment income	$297,855,226
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$794,745,456
Foreign currency	(676,170)
Net realized gain (loss) on investments and foreign currency	$794,069,286
Change in unrealized appreciation (depreciation)
Investments	$(1,507,234,617)
Translation of assets and liabilities in foreign currencies	510,551
Net unrealized gain (loss) on investments and foreign currency translation	$(1,506,724,066)
Net realized and unrealized gain (loss) on investments and foreign currency	$(712,654,780)
Change in net assets from operations	$(414,799,554)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$297,855,226	$679,496,229
Net realized gain (loss) on investments and foreign currency	794,069,286	1,251,570,790
Net unrealized gain (loss) on investments and foreign currency translation	(1,506,724,066)	(1,605,731,787)
Change in net assets from operations	$(414,799,554)	$325,335,232
Distributions declared to shareholders
From net investment income	$(321,768,788)	$(716,352,511)
From net realized gain on investments	(1,243,632,740)	(905,973,115)
Total distributions declared to shareholders	$(1,565,401,528)	$(1,622,325,626)
Change in net assets from fund share transactions	$1,840,115,250	$537,432,078
Total change in net assets	$(140,085,832)	$(759,558,316)
Net assets
At beginning of period	33,633,139,232	34,392,697,548
At end of period (including undistributed net investment income of $99,277,286 and $123,190,848, respectively)	$33,493,053,400	$33,633,139,232

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16		Years ended 8/31
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.38		$34.70	$29.81	$24.90	$21.83	$19.46
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.63	$0.69	$0.50	$0.43	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.62)		(0.36)	5.41	5.08	3.05	2.35
Total from investment operations	$(0.35)		$0.27	$6.10	$5.58	$3.48	$2.69
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.67)	$(0.63)	$(0.48)	$(0.41)	$(0.32)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.53)		$(1.59)	$(1.21)	$(0.67)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$31.50		$33.38	$34.70	$29.81	$24.90	$21.83
Total return (%) (r)(s)(t)(x)	(1.23	)(n)	0.68	20.78	22.75	16.16	13.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.90	0.90	0.93	0.95	0.95
Expenses after expense reductions (f)	0.87	(a)	0.86	0.88	0.92	0.93	0.94
Net investment income	1.63	(a)	1.80	2.10	1.80	1.86	1.49
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$8,305,177		$8,478,761	$9,448,535	$8,058,858	$6,628,244	$5,086,069

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.19		$34.50	$29.64	$24.76	$21.70	$19.34
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.37	$0.44	$0.29	$0.26	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)		(0.35)	5.38	5.05	3.03	2.34
Total from investment operations	$(0.46)		$0.02	$5.82	$5.34	$3.29	$2.50
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.41)	$(0.38)	$(0.27)	$(0.23)	$(0.14)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.40)		$(1.33)	$(0.96)	$(0.46)	$(0.23)	$(0.14)
Net asset value, end of period (x)	$31.33		$33.19	$34.50	$29.64	$24.76	$21.70
Total return (%) (r)(s)(t)(x)	(1.59	)(n)	(0.06)	19.89	21.82	15.28	12.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.65	1.68	1.70	1.70
Expenses after expense reductions (f)	1.62	(a)	1.61	1.63	1.67	1.68	1.69
Net investment income	0.88	(a)	1.05	1.35	1.05	1.11	0.73
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$144,123		$154,205	$179,284	$169,208	$167,949	$182,654

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.00		$34.33	$29.50	$24.65	$21.62	$19.27
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.37	$0.44	$0.29	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)		(0.36)	5.36	5.03	3.02	2.33
Total from investment operations	$(0.46)		$0.01	$5.80	$5.32	$3.27	$2.50
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.42)	$(0.39)	$(0.28)	$(0.24)	$(0.15)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.40)		$(1.34)	$(0.97)	$(0.47)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$31.14		$33.00	$34.33	$29.50	$24.65	$21.62
Total return (%) (r)(s)(t)(x)	(1.59	)(n)	(0.09)	19.92	21.83	15.23	12.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.65	1.68	1.69	1.70
Expenses after expense reductions (f)	1.62	(a)	1.61	1.63	1.67	1.68	1.69
Net investment income	0.88	(a)	1.06	1.35	1.05	1.11	0.74
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$1,340,533		$1,335,968	$1,359,860	$1,090,690	$906,572	$871,026

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.56		$34.88	$29.96	$25.02	$21.94	$19.55
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.72	$0.78	$0.57	$0.49	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.62)		(0.36)	5.43	5.10	3.06	2.37
Total from investment operations	$(0.31)		$0.36	$6.21	$5.67	$3.55	$2.77
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.76)	$(0.71)	$(0.54)	$(0.47)	$(0.38)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.58)		$(1.68)	$(1.29)	$(0.73)	$(0.47)	$(0.38)
Net asset value, end of period (x)	$31.67		$33.56	$34.88	$29.96	$25.02	$21.94
Total return (%) (r)(s)(x)	(1.11	)(n)	0.93	21.07	23.06	16.42	14.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.65	0.65	0.68	0.70	0.70
Expenses after expense reductions (f)	0.62	(a)	0.61	0.63	0.67	0.68	0.69
Net investment income	1.89	(a)	2.06	2.35	2.05	2.11	1.75
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$13,909,173		$13,888,395	$13,905,910	$10,568,573	$7,472,693	$5,272,157

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$32.79		$34.11	$29.32	$24.50	$21.48	$19.15
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.36	$0.43	$0.29	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)		(0.34)	5.33	5.00	3.01	2.32
Total from investment operations	$(0.46)		$0.02	$5.76	$5.29	$3.26	$2.49
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.42)	$(0.39)	$(0.28)	$(0.24)	$(0.16)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.40)		$(1.34)	$(0.97)	$(0.47)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$30.93		$32.79	$34.11	$29.32	$24.50	$21.48
Total return (%) (r)(s)(x)	(1.61	)(n)	(0.07)	19.88	21.83	15.29	12.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.65	1.65	1.68	1.69	1.70
Expenses after expense reductions (f)	1.62	(a)	1.61	1.63	1.67	1.68	1.69
Net investment income	0.88	(a)	1.06	1.33	1.06	1.10	0.74
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$25,089		$27,860	$33,390	$33,485	$32,389	$33,806
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.08		$34.40	$29.56	$24.69	$21.66	$19.31
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.54	$0.60	$0.43	$0.37	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)		(0.35)	5.36	5.04	3.01	2.34
Total from investment operations	$(0.38)		$0.19	$5.96	$5.47	$3.38	$2.62
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.59)	$(0.54)	$(0.41)	$(0.35)	$(0.27)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.49)		$(1.51)	$(1.12)	$(0.60)	$(0.35)	$(0.27)
Net asset value, end of period (x)	$31.21		$33.08	$34.40	$29.56	$24.69	$21.66
Total return (%) (r)(s)(x)	(1.35	)(n)	0.43	20.48	22.47	15.80	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.15	1.15	1.18	1.20	1.20
Expenses after expense reductions (f)	1.12	(a)	1.11	1.13	1.17	1.18	1.19
Net investment income	1.38	(a)	1.54	1.84	1.55	1.61	1.24
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$497,959		$521,592	$607,340	$572,590	$517,005	$496,236

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.28		$34.60	$29.73	$24.83	$21.78	$19.41
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.63	$0.69	$0.50	$0.43	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.61)		(0.35)	5.39	5.07	3.03	2.35
Total from investment operations	$(0.34)		$0.28	$6.08	$5.57	$3.46	$2.69
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.68)	$(0.63)	$(0.48)	$(0.41)	$(0.32)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.54)		$(1.60)	$(1.21)	$(0.67)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$31.40		$33.28	$34.60	$29.73	$24.83	$21.78
Total return (%) (r)(s)(x)	(1.23	)(n)	0.69	20.77	22.77	16.11	13.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.90	0.90	0.93	0.95	0.95
Expenses after expense reductions (f)	0.87	(a)	0.86	0.87	0.91	0.93	0.94
Net investment income	1.63	(a)	1.80	2.11	1.80	1.86	1.49
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$1,550,244		$1,571,281	$1,559,863	$1,299,126	$1,022,504	$763,670

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.40		$34.72	$29.82	$24.90	$21.84	$19.47
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.72	$0.77	$0.57	$0.49	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.62)		(0.36)	5.42	5.08	3.04	2.35
Total from investment operations	$(0.31)		$0.36	$6.19	$5.65	$3.53	$2.75
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.76)	$(0.71)	$(0.54)	$(0.47)	$(0.38)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.58)		$(1.68)	$(1.29)	$(0.73)	$(0.47)	$(0.38)
Net asset value, end of period (x)	$31.51		$33.40	$34.72	$29.82	$24.90	$21.84
Total return (%) (r)(s)(x)	(1.12	)(n)	0.93	21.11	23.09	16.40	14.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.65	0.65	0.68	0.70	0.70
Expenses after expense reductions (f)	0.62	(a)	0.61	0.63	0.67	0.68	0.69
Net investment income	1.89	(a)	2.05	2.34	2.07	2.10	1.74
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$2,830,611		$2,787,041	$3,283,133	$2,892,340	$2,907,088	$2,036,438

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R5 (y)			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.40		$34.72	$29.82	$24.90	$21.81	$19.44
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.76	$0.82	$0.60	$0.46	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.62)		(0.36)	5.40	5.07	3.08	2.35
Total from investment operations	$(0.29)		$0.40	$6.22	$5.67	$3.54	$2.72
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.80)	$(0.74)	$(0.56)	$(0.45)	$(0.35)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.60)		$(1.72)	$(1.32)	$(0.75)	$(0.45)	$(0.35)
Net asset value, end of period (x)	$31.51		$33.40	$34.72	$29.82	$24.90	$21.81
Total return (%) (r)(s)(x)	(1.06	)(n)	1.04	21.23	23.18	16.48	13.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.54	0.55	0.57	0.77	0.80
Expenses after expense reductions (f)	0.51	(a)	0.50	0.53	0.56	0.76	0.79
Net investment income	2.00	(a)	2.17	2.48	2.12	1.98	1.63
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$4,868,668		$4,846,172	$3,995,830	$2,362,012	$940,695	$1,334,446

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.15		$34.48	$29.62	$24.74	$21.70	$19.34
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.63	$0.69	$0.49	$0.42	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.60)		(0.36)	5.38	5.05	3.02	2.34
Total from investment operations	$(0.34)		$0.27	$6.07	$5.54	$3.44	$2.66
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.68)	$(0.63)	$(0.47)	$(0.40)	$(0.30)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.53)		$(1.60)	$(1.21)	$(0.66)	$(0.40)	$(0.30)
Net asset value, end of period (x)	$31.28		$33.15	$34.48	$29.62	$24.74	$21.70
Total return (%) (r)(s)(t)(x)	(1.20	)(n)	0.67	20.84	22.73	16.06	13.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.00	1.03	1.05	1.05
Expenses after expense reductions (f)	0.87	(a)	0.86	0.87	0.93	0.98	1.03
Net investment income	1.63	(a)	1.82	2.11	1.79	1.80	1.40
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$15,929		$16,543	$14,547	$10,899	$8,195	$6,315

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$32.78		$34.08	$29.29	$24.48	$21.45	$19.12
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.47	$0.42	$0.27	$0.24	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.61)		(0.34)	5.32	4.99	3.01	2.32
Total from investment operations	$(0.47)		$0.13	$5.74	$5.26	$3.25	$2.46
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.51)	$(0.37)	$(0.26)	$(0.22)	$(0.13)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.39)		$(1.43)	$(0.95)	$(0.45)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$30.92		$32.78	$34.08	$29.29	$24.48	$21.45
Total return (%) (r)(s)(t)(x)	(1.63	)(n)	0.27	19.85	21.74	15.27	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.37	1.75	1.78	1.79	1.80
Expenses after expense reductions (f)	1.66	(a)	1.27	1.67	1.71	1.73	1.78
Net investment income	0.84	(a)	1.38	1.30	1.00	1.05	0.64
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$897		$888	$1,026	$1,013	$963	$1,147

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$32.66		$34.00	$29.23	$24.43	$21.43	$19.11
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.35	$0.41	$0.27	$0.24	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.59)		(0.36)	5.32	4.99	2.99	2.31
Total from investment operations	$(0.46)		$(0.01)	$5.73	$5.26	$3.23	$2.46
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.41)	$(0.38)	$(0.27)	$(0.23)	$(0.14)
From net realized gain on investments	(1.24)		(0.92)	(0.58)	(0.19)	—	—
Total distributions declared to shareholders	$(1.39)		$(1.33)	$(0.96)	$(0.46)	$(0.23)	$(0.14)
Net asset value, end of period (x)	$30.81		$32.66	$34.00	$29.23	$24.43	$21.43
Total return (%) (r)(s)(t)(x)	(1.60	)(n)	(0.14)	19.85	21.80	15.18	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.75	1.75	1.78	1.79	1.80
Expenses after expense reductions (f)	1.66	(a)	1.66	1.67	1.72	1.73	1.78
Net investment income	0.84	(a)	1.03	1.28	1.00	1.06	0.65
Portfolio turnover	8	(n)	12	13	12	14	17
Net assets at end of period (000 omitted)	$4,651		$4,434	$3,981	$3,387	$2,610	$2,438

See Notes to Financial Statements

25

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

27

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

28

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,388,808,520	$—	$—	$31,388,808,520
Switzerland	—	703,757,578	—	703,757,578
United Kingdom	—	460,465,001	—	460,465,001
France	—	267,571,708	—	267,571,708
Canada	177,339,131	—	—	177,339,131
Mutual Funds	604,641,427	—	—	604,641,427
Total Investments	$32,170,789,078	$1,431,794,287	$—	$33,602,583,365

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,352,089,396 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities

29

Notes to Financial Statements (unaudited) – continued

of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 29, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$807,010,806
Long-term capital gains	815,314,820
Total distributions	$1,622,325,626

31

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$25,731,789,209
Gross appreciation	8,622,664,412
Gross depreciation	(751,870,256)
Net unrealized appreciation (depreciation)	$7,870,794,156

As of 8/31/15
Undistributed ordinary income	152,645,901
Undistributed long-term capital gain	958,533,749
Capital loss carryforwards	(8,552,090)
Other temporary differences	(723,791)
Net unrealized appreciation (depreciation)	9,378,028,773

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(8,552,090)

The availability of $8,552,090 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

32

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Class A	$75,295,943	$176,815,412	$317,518,220	$239,583,600
Class B	714,875	2,033,302	5,620,466	4,634,261
Class C	6,531,484	16,712,982	50,501,471	36,311,961
Class I	141,514,071	310,550,735	516,393,410	373,030,365
Class R1	126,674	386,051	980,245	860,444
Class R2	3,918,633	9,756,021	19,304,965	15,646,860
Class R3	14,252,557	31,583,229	60,955,804	42,200,616
Class R4	28,215,656	68,323,476	102,703,354	85,489,253
Class R5	51,023,968	99,810,687	168,819,722	107,673,294
Class 529A	149,539	312,863	629,492	402,549
Class 529B	3,988	14,702	32,356	27,726
Class 529C	21,400	53,051	173,235	112,186
Total	$321,768,788	$716,352,511	$1,243,632,740	$905,973,115

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $20 billion up to $25 billion, 0.42% of average daily net assets in excess of $25 billion up to $30 billion, 0.40% of average daily net assets in excess of $30 billion up to $35 billion, 0.38% of average daily net assets in excess of $35 billion up to $40 billion, and 0.36% of average daily nets assets in excess of $40 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this management fee reduction amounted to $5,143,193, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $1,267,608, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

33

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,277,098 and $6,683 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$10,658,821
Class B	0.75%	0.25%	1.00%	1.00%	754,155
Class C	0.75%	0.25%	1.00%	1.00%	6,743,470
Class R1	0.75%	0.25%	1.00%	1.00%	131,852
Class R2	0.25%	0.25%	0.50%	0.50%	1,287,232
Class R3	—	0.25%	0.25%	0.25%	1,992,601
Class 529A	—	0.25%	0.25%	0.20%	21,006
Class 529B	0.75%	0.25%	1.00%	0.99%	4,347
Class 529C	0.75%	0.25%	1.00%	1.00%	22,739
Total Distribution and Service Fees					$21,616,223

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $36,458, $373, $653, $87, $4,207, $36, and $93 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in

34

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$38,399
Class B	67,505
Class C	34,743
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 29, 2016, this waiver amounted to $5,556 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2016, were as follows:

	Fee	Waiver
Class 529A	$8,402	$4,201
Class 529B	435	217
Class 529C	2,275	1,138
Total Program Manager Fees and Waivers	$11,112	$5,556

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $687,733, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $16,437,915.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

35

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0019% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $220 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,562 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $42,269 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 26 shares of Class R5 for an aggregate amount of $856.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the

36

Notes to Financial Statements (unaudited) – continued

six months ended February 29, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $41,297,994 and $10,788,018, respectively. The sales transactions resulted in net realized gains (losses) of $2,988,849.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $3,578,431,641 and $2,594,588,560, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	30,792,934	$1,010,167,309	49,247,083	$1,720,304,533
Class B	254,217	8,299,095	474,210	16,501,936
Class C	4,323,244	140,257,019	5,808,165	200,501,020
Class I	56,860,390	1,862,897,835	108,642,298	3,817,171,582
Class R1	80,420	2,603,511	201,725	6,961,964
Class R2	1,780,615	57,775,948	2,984,429	103,269,247
Class R3	9,253,209	305,675,296	12,269,841	427,977,506
Class R4	14,275,242	461,007,932	16,837,981	590,906,632
Class R5	26,456,388	863,707,207	38,456,054	1,339,033,730
Class 529A	54,125	1,763,634	92,705	3,229,160
Class 529B	3,514	110,100	3,950	136,210
Class 529C	19,733	624,226	38,535	1,312,684
	144,154,031	$4,714,889,112	235,056,976	$8,227,306,204

Shares issued to shareholders in reinvestment of distributions
Class A	10,925,685	$359,442,365	11,020,501	$381,730,885
Class B	176,087	5,778,955	175,247	6,042,490
Class C	1,193,262	38,934,492	1,024,530	35,140,048
Class I	14,242,612	470,660,477	13,805,145	480,639,440
Class R1	34,156	1,106,919	36,589	1,246,495
Class R2	677,500	22,102,192	709,794	24,369,239
Class R3	2,293,391	75,208,360	2,136,330	73,783,097
Class R4	3,810,799	125,276,330	4,260,453	147,555,149
Class R5	6,072,715	199,473,573	5,502,107	190,678,543
Class 529A	23,809	777,596	20,774	715,051
Class 529B	1,122	36,344	1,245	42,428
Class 529C	6,029	194,635	4,865	165,237
	39,457,167	$1,298,992,238	38,697,580	$1,342,108,102

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(32,067,904)	$(1,036,902,924)	(78,558,228)	$(2,744,481,700)
Class B	(476,158)	(15,496,441)	(1,199,156)	(41,789,184)
Class C	(2,949,892)	(95,439,309)	(5,967,557)	(206,426,604)
Class I	(45,785,693)	(1,503,306,149)	(107,304,538)	(3,788,807,965)
Class R1	(153,202)	(4,968,770)	(367,516)	(12,669,041)
Class R2	(2,269,421)	(74,108,480)	(5,581,617)	(193,853,004)
Class R3	(9,389,073)	(302,043,421)	(12,271,908)	(428,092,172)
Class R4	(11,709,499)	(385,344,376)	(32,216,590)	(1,123,785,299)
Class R5	(23,118,113)	(753,633,543)	(13,949,102)	(489,679,864)
Class 529A	(67,644)	(2,107,195)	(36,398)	(1,265,083)
Class 529B	(2,702)	(87,153)	(8,208)	(282,744)
Class 529C	(10,550)	(328,339)	(24,740)	(849,568)
	(127,999,851)	$(4,173,766,100)	(257,485,558)	$(9,031,982,228)

Net change
Class A	9,650,715	$332,706,750	(18,290,644)	$(642,446,282)
Class B	(45,854)	(1,418,391)	(549,699)	(19,244,758)
Class C	2,566,614	83,752,202	865,138	29,214,464
Class I	25,317,309	830,252,163	15,142,905	509,003,057
Class R1	(38,626)	(1,258,340)	(129,202)	(4,460,582)
Class R2	188,694	5,769,660	(1,887,394)	(66,214,518)
Class R3	2,157,527	78,840,235	2,134,263	73,668,431
Class R4	6,376,542	200,939,886	(11,118,156)	(385,323,518)
Class R5	9,410,990	309,547,237	30,009,059	1,040,032,409
Class 529A	10,290	434,035	77,081	2,679,128
Class 529B	1,934	59,291	(3,013)	(104,106)
Class 529C	15,212	490,522	18,660	628,353
	55,611,347	$1,840,115,250	16,268,998	$537,432,078

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund and the MFS Moderate Allocation Fund were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

38

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $58,078 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	437,841,714	2,352,345,389	(2,185,545,676)	604,641,427

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$430,844	$604,641,427

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant (other than MFS Global Leaders Fund) is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.